As filed with the Securities and Exchange Commission on April 30, 2008

1933 Act File No. 333-_____

1940 Act File No. 811-_____

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. ____	[ ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. ____	[ ]
(Check appropriate box or boxes.)

DIREXION SHARES ETF TRUST

(Exact name of Registrant as Specified in Charter)

33 Whitehall Street, 10th Floor

New York, New York 10004

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 851-0511

DANIEL D. O’NEILL, PRESIDENT

33 Whitehall Street, 10th Floor

New York, New York 10004

(Name and Address of Agent for Service)

Copy to:

FRANCINE J. ROSENBERGER, ESQ.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K Street, NW

Washington, D.C.  20006-1600

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement

Title of Securities Being Registered :  Shares of beneficial interest, no par value per share

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

DIREXION SHARES ETF TRUST

CONTENTS OF REGISTRATION STATEMENT

This registration document is comprised of the following:

Cover Sheet

Contents of Registration Statement

Combined Prospectus for Total Market Bull 3X Shares, Total Market Bear 3X Shares, S&P 500® Bull 3X Shares, S&P 500® Bear 3X Shares, Nasdaq-100® Bull 3X Shares, Nasdaq-100® Bear 3X Shares, Dow 30SM Bull 3X Shares, Dow 30SM Bear 3X Shares, Mid Cap Bull 3X Shares, Mid Cap Bear 3X Shares, Russell 2000® Bull 3X Shares, Russell 2000® Bear 3X Shares, Japan Bull 3X Shares, Japan Bear 3X Shares, Developed Markets Bull 3X Shares, Developed Markets Bear 3X Shares, Emerging Markets Bull 3X Shares, Emerging Markets Bear 3X Shares, BRIC Bull 3X Shares, BRIC Bear 3X Shares, China Bull 3X Shares, China Bear 3X Shares, India Bull 3X Shares, India Bear 3X Shares, Latin America Bull 3X Shares, Latin America Bear 3X Shares, Commodity Bull 3X Shares, Commodity Bear 3X Shares, Energy Bull 3X Shares, Energy Bear 3X Shares, Financial Bull 3X Shares, Financial Bear 3X Shares, Real Estate Bull 3X Shares, Real Estate Bear 3X Shares, Homebuilders Bull 3X Shares  and Homebuilders Bear 3X Shares

Combined Statement of Additional Information for Total Market Bull 3X Shares, Total Market Bear 3X Shares, S&P 500® Bull 3X Shares, S&P 500® Bear 3X Shares, Nasdaq-100® Bull 3X Shares, Nasdaq-100® Bear 3X Shares, Dow 30SM Bull 3X Shares, Dow 30SM Bear 3X Shares, Mid Cap Bull 3X Shares, Mid Cap Bear 3X Shares, Russell 2000® Bull 3X Shares, Russell 2000® Bear 3X Shares, Japan Bull 3X Shares, Japan Bear 3X Shares, Developed Markets Bull 3X Shares, Developed Markets Bear 3X Shares, Emerging Markets Bull 3X Shares, Emerging Markets Bear 3X Shares, BRIC Bull 3X Shares, BRIC Bear 3X Shares, China Bull 3X Shares, China Bear 3X Shares, India Bull 3X Shares, India Bear 3X Shares, Latin America Bull 3X Shares, Latin America Bear 3X Shares, Commodity Bull 3X Shares, Commodity Bear 3X Shares, Energy Bull 3X Shares, Energy Bear 3X Shares, Financial Bull 3X Shares, Financial Bear 3X Shares, Real Estate Bull 3X Shares, Real Estate Bear 3X Shares, Homebuilders Bull 3X Shares  and Homebuilders Bear 3X Shares

Part C of Form N-1A

Signature Page

Exhibits

DIREXION SHARES ETF TRUST

PROSPECTUS

[DIREXION LOGO]

33 Whitehall Street, 10th Floor

New York, New York 10004

(800) 851-0511

BULL FUNDS	BEAR FUNDS
Domestic Equity Index Funds
Total Market Bull 3X Shares	Total Market Bear 3X Shares
S&P 500® Bull 3X Shares	S&P 500® Bear 3X Shares
Nasdaq-100® Bull 3X Shares	Nasdaq-100® Bear 3X Shares
Dow 30SM Bull 3X Shares	Dow 30SM Bear 3X Shares
Mid Cap Bull 3X Shares	Mid Cap Bear 3X Shares
Russell 2000® Bull 3X Shares	Russell 2000® Bear 3X Shares
International Funds
Japan Bull 3X Shares	Japan Bear 3X Shares
Developed Markets Bull 3X Shares	Developed Markets Bear 3X Shares
Emerging Markets Bull 3X Shares	Emerging Markets Bear 3X Shares
BRIC Bull 3X Shares	BRIC Bear 3X Shares
China Bull 3X Shares	China Bear 3X Shares
India Bull 3X Shares	India Bear 3X Shares
Latin America Bull 3X Shares	Latin America Bear 3X Share
Specialty Funds
Commodity Bull 3X Shares	Commodity Bear 3X Shares
Energy Bull 3X Shares	Energy Bear 3X Shares
Financial Bull 3X Shares	Financial Bear 3X Shares
Real Estate Bull 3X Shares	Real Estate Bear 3X Shares
Homebuilders Bull 3X Shares	Homebuilders Bear 3X Shares

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

_______ __, 2008

TABLE OF CONTENTS

OVERVIEW OF THE DIREXION SHARES ETF TRUST

1

INVESTMENT TECHNIQUES AND POLICIES

2

PRINCIPAL RISKS

5

DOMESTIC EQUITY INDEX FUNDS

14

Total Market Bull 3X Shares

14

Total Market Bear 3X Shares

14

S&P 500® Bull 3X Shares

15

S&P 500® Bear 3X Shares

15

Nasdaq-100® Bull 3X Shares

16

Nasdaq-100® Bear 3X Shares

16

Dow 30SM Bull 3X Shares

18

Dow 30SM Bear 3X Shares

18

Mid Cap Bull 3X Shares

19

Mid Cap Bear 3X Shares

19

Russell 2000® Bull 3X Shares

20

Russell 2000® Bear 3X Shares

20

INTERNATIONAL FUNDS

22

Japan Bull 3X Shares

22

Japan Bear 3X Shares

22

Developed Markets Bull 3X Shares

23

Developed Markets Bear 3X Shares

23

Emerging Markets Bull 3X Shares

25

Emerging Markets Bear 3X Shares

25

BRIC Bull 3X Shares

26

BRIC Bear 3X Shares

26

China Bull 3X Shares

28

China Bear 3X Shares

28

India Bull 3X Shares

30

India Bear 3X Shares

30

Latin America Bull 3X Shares

31

Latin America Bear 3X Shares

31

SPECIALTY FUNDS

33

Commodity Bull 3X Shares

33

Commodity Bear 3X Shares

33

Energy Bull 3X Shares

34

Energy Bear 3X Shares

34

Financial Bull 3X Shares

36

Financial Bear 3X Shares

36

Homebuilders Bull 3X Shares

39

Homebuilders Bear 3X Shares

39

HOW TO BUY AND SELL SHARES

40

ABOUT YOUR INVESTMENT

41

SHORT-TERM TRADING

41

CREATIONS, REDEMPTIONS AND TRANSACTION FEES

42

MANAGEMENT OF THE FUNDS

45

PORTFOLIO HOLDINGS

45

OTHER SERVICE PROVIDERS

45

DISTRIBUTIONS

45

TAXES

46

FINANCIAL HIGHLIGHTS

47

MORE INFORMATION

Back Cover

DireXion Shares ETF Trust

33 Whitehall Street, 10th Floor, New York, New York 10004

(800) 851-0511

www.direxion.com

OVERVIEW OF THE DIREXION SHARES ETF TRUST

The Direxion Shares ETF Trust (“Trust”) is a registered investment company offering a number of separate exchange-traded funds (“Funds”).  Rafferty Asset Management LLC serves as the investment adviser to each Fund.  This Prospectus describes the exchange-traded funds noted below (which are sometimes referred to in this Prospectus as the “Funds”) of the Trust.

The Trust will file an application to list and trade the shares of the Funds (“Shares”) on the American Stock Exchange (“Exchange”).  If the Shares are listed and trade on the Exchange, the market prices for the Shares may be different from the intraday value of the Shares disseminated by the Exchange and from their net asset value (“NAV”).  Unlike conventional mutual funds, each Fund issues and redeems Shares on a continuous basis at NAV only in large blocks of Shares called “Creation Units.”  Creation Units of the Bull Funds are issued and redeemed principally in-kind for securities included in the relevant underlying index and an amount of cash.  Creation Units of the Bear Funds are purchased and redeemed for cash.

Shares may only be purchased from or redeemed with the Funds in Creation Units.  As a result, retail investors generally will not be able to purchase or redeem Shares directly from or with the Funds.  Most retail investors will purchase or sell Shares in the secondary market with the assistance of a broker.  Thus, some of the information contained in this prospectus, such as information about purchasing and redeeming Shares from or with a Fund and all references to the transaction fee imposed on purchases and redemptions, is not relevant to retail investors.

The Funds described in this Prospectus seek to provide daily investment results, before fees and expenses, that correspond to the performance of a particular index or benchmark.  The Funds with the word “Bull” in their name (collectively, the “Bull Funds”) attempt to provide investment results that correlate positively to the return of an index or benchmark, meaning the Bull Funds attempt to move in the same direction as the target index or benchmark.  The Funds with the word “Bear” in their name (collectively, the “Bear Funds”) attempt to provide investment results that correlate negatively to the return of an index or benchmark, meaning that the Bear Funds attempt to move in the opposite or inverse direction of the target index or benchmark.  The correlations sought by the Bull Funds and the Bear Funds are generally a multiple of the returns of the target index or benchmark.  The benchmark for the S&P 500® Bull 3X Shares is 300% of the daily price performance of the S&P 500® Index, while the benchmark for the S&P 500® Bear 3X Shares is 300% of the inverse, or opposite, of the daily price performance of the Index.  If, on a given day, the S&P 500® Index gains 1%, the S&P 500® Bull 3X Shares is designed to gain approximately 3% (which is equal to 300% of 1%), while the S&P 500® Bear 3X Shares is designed to lose approximately 3%.  Conversely, if the S&P 500® Index loses 1% on a given day, the S&P 500® Bull 3X Shares is designed to lose approximately 3%, while the S&P 500® Bear 3X Shares is designed to gain approximately 3%.

Fund	Index or Benchmark	Daily Target
Total Market Bull 3X Shares	MSCI	300%
Total Market Bear 3X Shares		-300%
S&P 500® Bull 3X Shares	S&P 500®	300%
S&P 500® Bear 3X Shares		-300%
Nasdaq-100® Bull 3X Shares	Nasdaq-100®	300%
Nasdaq-100® Bear 3X Shares		-300%
Dow 30SM Bull 3X Shares	Dow 30SM	300%
Dow 30SM Bear 3X Shares		-300%
Mid Cap Bull 3X Shares	S&P® Mid Cap 400 Index	300%
Mid Cap Bear 3X Shares		-300%
Russell 2000® Bull 3X Shares	Russell 2000®	300%
Russell 2000® Bear 3X Shares		-300%
Japan Bull 3X Shares	Nikkei 225 Index	300%
Japan Bear 3X Shares		-300%
Developed Markets Bull 3X Shares	MSCI EAFE® Index	300%
Developed Markets Bear 3X Shares		-300%
Emerging Markets Bull 3X Shares	MSCI Emerging MarketsSM	300%
Emerging Markets Bear 3X Shares		-300%
BRIC Bull 3X Shares	S&P® BRIC 40 Index	300%
BRIC Bear 3X Shares		-300%
China Bull 3X Shares	FTSE/Xinhua China 25 Index	300%
China Bear 3X Shares		-300%
India Bull 3X Shares	Indus India Index	300%
India Bear 3X Shares		-300%
Latin America Bull 3X Shares	S&P® Latin America Index	300%
Latin America Bear 3X Shares		-300%
Commodity Bull 3X Shares	Morgan Stanley® Commodity Related Equity Index	300%
Commodity Bear 3X Shares		-300%
Energy Bull 3X Shares	Energy Select Sector Index	300%
Energy Bear 3X Shares		-300%
Financial Bull 3X Shares	Financial Select Sector Index	300%
Financial Bear 3X Shares		-300%
Real Estate Bull 3X Shares	Dow Jones U.S. Real Estate Index	300%
Real Estate Bear 3X Shares		-300%
Homebuilders Bull 3X Shares	S&P Homebuilding Select Industry Index	300%
Homebuilders Bear 3X Shares		-300%

Changes in Investment Objective.  Each Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval.

INVESTMENT TECHNIQUES AND POLICIES

Rafferty Asset Management, LLC (“Rafferty” or “Adviser”), the investment adviser to the Funds, uses a number of investment techniques in an effort to achieve the stated goal for each Fund.  For the Bull Funds, Rafferty attempts to magnify the returns of each Bull Fund’s index or benchmark for the relevant period. The Bear Funds are managed to provide returns inverse (or opposite) by a defined percentage to the return of each Bear Fund’s index or benchmark for the relevant period.  Rafferty creates net “long” positions for the Bull Funds and net “short” positions for the Bear Funds.  (Rafferty may create short positions in the Bull Funds and long positions in the Bear Funds even though the net exposure in the Bull Funds will be long and the net exposure in the Bear Funds will be short.)  Long positions move in the same direction as their index or benchmark, advancing when the index or benchmark advances and declining when the index or benchmark declines.  Short positions move in the opposite direction of the index or benchmark, advancing when the index or benchmark declines and declining when the index or benchmark advances.  Rafferty generally does not use fundamental securities analysis to accomplish such correlation.  Rather, Rafferty primarily uses statistical and quantitative analysis to determine the investments each Fund makes and the techniques it employs.  As a consequence, if a Fund is performing as designed, the return of the index or benchmark will dictate the return for that Fund.

Each Bull and Bear Fund invests significantly in swap agreements, forward contracts, reverse repurchase agreements, options, including futures contracts, options on futures contracts and financial instruments such as options on securities and stock indices options, and caps, floors and collars.  Rafferty uses these types of investments to produce economically “leveraged” investment results.  Leveraging allows Rafferty to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of a Fund.

Each Bull Fund and Bear Fund has a clearly articulated goal which requires the Fund to seek economic exposure in excess of its net assets.  To meet its objectives, each Fund invests in some combination of financial instruments so that it generates economic exposure consistent with the Fund’s investment objective.

The impact of market movements determines whether a portfolio needs to be re-positioned.  If the target index has risen on a given day, a Bull Fund’s net assets should rise, meaning the Fund’s exposure may need to be increased.  Conversely, if the target index has fallen on a given day, a Bull Fund’s net assets should fall, meaning the Fund’s exposure may need to be reduced.  If the target index has risen on a given day, a Bear Fund’s net assets should fall, meaning the Fund’s exposure may need to be reduced.  If the target index has fallen on a given day, a Bear Fund’s net assets should rise, meaning the Fund’s exposure may need to be increased.  A Fund’s portfolio may also need to be changed to reflect changes in the composition of an index and corporate actions like stock splits and spin-offs. Rafferty increases the Fund’s exposure when its assets rise and reduces the Fund’s exposure when it s assets fall.  To determine which instruments to purchase or sell, Rafferty identifies instruments it believes exhibit price anomalies among the relevant group of financial instruments to identify the more advantageous instrument.

Each Bull and Bear Fund is designed to provide daily investment returns, before fees and expenses, that are a multiple of the returns of its index or benchmark for the stated period.  While Rafferty attempts to minimize any “tracking error” (the statistical measure of the difference between the investment results of a Fund and the performance of its index or benchmark), certain factors will tend to cause a Fund’s investment results to vary from the stated objective.  A Fund may have difficulty in achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the securities held by the Fund.

Seeking daily leveraged investment results provides potential for greater gains and losses relative to benchmark performance.  For instance, the S&P 500® Bull 3X Shares seeks to provide, before fees and expenses, 300% of the daily return of the S&P 500® Index.  If the S&P 500® gains 2% on a given day, the S&P 500® Bull 3X Shares would be expected to gain about 6%.  Conversely, if the S&P 500® Index declines 2% on a given day, the S&P 500® Bull 3X Shares would be expected to about lose 6%.

The Expected Return of a Bull Fund.  A Bull Fund seeks to provide a daily return that is a multiple of the daily return of a target index or benchmark.  Doing so requires the use of leveraged investment techniques, which necessarily incur financing charges.  For instance, the S&P 500® Bull 3X Shares seeks exposure to its benchmark in an amount equal to 300% of its assets, meaning it uses leveraged investment techniques to seek exposure to the S&P 500® in an amount equal to 300% of its net assets.  In light of the financing charges and a Bull Fund’s operating expenses, the expected return of a Bull Fund is equal to the gross expected return, which is the daily benchmark return multiplied by the Bull Fund’s target, minus (i) financing charges incurred by the portfolio and (ii) daily operating expenses.  For instance, if the S&P 500® returns 2% on a given day, t he gross expected return of the S&P 500® Bull 3X Shares would be 6%, but the net expected return, which factors in the cost of financing the portfolio and the impact of operating expenses, would be lower.

The Expected Return of a Bear Fund.  A Bear Fund seeks to provide a daily return which is a multiple of the inverse (or opposite) of the daily return of a target index or benchmark.  To create the necessary exposure, a Bear Fund engages in short selling – borrowing and selling securities it does not own.  The money that a Bear Fund receives from short sales – the short sale proceeds – is an asset of the Bear Fund that can generate income to help offset the Bear Fund’s operating expenses.  If the S&P 500® declines 2% on a given day, the gross expected return for the S&P 500® Bear 3X Shares would be 6% and the net expected return, which factors in interest income and the impact of operating expenses, which will be slightly higher under normal market conditions.

The Expected Returns of Leveraged Index Funds for Periods Longer Than the Target Period.   The Funds seek daily leveraged investment results which should not be equated with seeking a leveraged goal for longer than a day.  For instance, if the S&P 500® gains 10% during a year, the S&P 500® Bull 3X Shares should not be expected to provide a return of 30% for the year even if it meets its daily target throughout the year.  This is true because of the financing charges noted above but also because the pursuit of daily goals may result in daily leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a Fund’s daily target or inverse daily target (e.g., 300% or -300%) will not generally equal a Fund’s performance over that same period. The following example illustrates this point

Mary is considering investments in two Funds, Fund A and Fund B.  Fund A is a traditional index ETF which seeks (before fees and expenses) to match the performance of the XYZ index.  Fund B is a leveraged ETF and seeks daily investment results (before fees and expenses) that correspond to 300% of the daily performance of the XYZ index.

On Day 1, the XYZ index increases in value from $100 to $105, a gain of 5%.  On Day 2, the XYZ index declines from $105 back to $100, a loss of 4.77%.  In the aggregate, the XYZ index has not moved.

An investment in Fund A would be expected to gain 5% on Day 1 and lose 4.76% on Day 2 to return to its original value. The following example assumes a $100 investment in Fund A when the index is also valued at $100:

Day	Index Value	Index Performance	Value of Investment
	$100.00		$100.00
1	$105.00	5.00%	$105.00
2	$100.00	-4.76%	$100.00

The same $100 investment in Fund B, however, would be expected to gain 15% on Day 1 (300% of 5%) but decline 14.28% on Day 2.

Day	Index Performance	300% of Index Performance	Value of Investment
			$100.00
1	5.00%	15.0%	$115.00
2	-4.76%	-14.28%	$98.57

Although the percentage decline is smaller on Day 2 than the percentage gain on Day 1, the loss is applied to a higher principal amount so the investment in Fund B has a loss even when the index value has not declined.  (These calculations do not include the charges for expense ratio and the financing charges.)

As you can see, an investment in Fund B has higher rewards and risks due to the effects of leverage and compounding.

Defensive Policy.  Generally, each Fund pursues its investment objective regardless of market conditions and does not take defensive positions.  As a consequence, a Fund will generally not adopt defensive positions by investing in cash or other instruments in anticipation of an adverse climate for its index or benchmark.  However, if a Fund’s target index has moved dramatically in a particular direction and Rafferty believes a reversal is likely, Rafferty may attempt to hedge some portion of the Fund’s portfolio against such a reversal.  Such hedging strategies include, but are not limited to, the purchase of put options to hedge against a decline in a Bull Fund’s portfolio and the purchase of call options to hedge against a decline in a Bear Fund’s portfolio.  Hedging strategies will increase a Fund’s expenses, reduce net assets and reduce upside to some extent.  To reduce the cost of such a hedging strategy, R afferty may sell options, which will reduce a Fund’s upside if such options move against the Fund.  In addition, because it may be difficult for a Fund to achieve its stated investment objective any time its assets fall below $2 million, Rafferty may invest the assets of any such Fund in short-term U.S. government securities until the level of net assets is sufficient to permit the desired investments.  As a result, such Fund may not achieve its investment objective during this period.

PRINCIPAL RISKS

An investment in any of the Funds entails risks.  The Funds could lose money, or their performance could trail that of other investment alternatives.  Rafferty cannot guarantee that any of the Funds will achieve their objective.  It is important that investors closely review and understand these risks before making an investment in the Funds.  The table below provides the principal risks of investing in the Funds.  Following the table, each risk is explained.

	Credit Risk	Risk of Tracking Error	Risks of Aggressive Investment Techniques	Leverage Risk	Counterparty Risks	Risk on Non-Diversification	Interest Rate Changes	Adverse Market Conditions	Risks of Shorting Instruments	Correlation Risk	Inverse Correlation Risk

Total Market Bull 3X Shares	X	X	X	X	X	X	X	X		X
Total Market Bear 3X Shares	X	X	X	X	X	X	X	X	X		X
S&P 500® Bull 3X Shares	X	X	X	X	X	X	X	X		X
S&P 500® Bear 3X Shares	X	X	X	X	X	X	X	X	X		X
Nasdaq-100® Bull 3X Shares	X	X	X	X	X	X	X	X		X
Nasdaq-100® Bear 3X Shares	X	X	X	X	X	X	X	X	X		X
Dow 30SM Bull 3X Shares	X	X	X	X	X	X	X	X		X
Dow 30SM Bear 3X Shares	X	X	X	X	X	X	X	X	X		X
Mid Cap Bull 3X Shares	X	X	X	X	X	X	X	X		X
Mid Cap Bear 3X Shares	X	X	X	X	X	X	X	X	X		X
Russell 2000® Bull 3X Shares	X	X	X	X	X	X	X	X		X
Russell 2000® Bear 3X Shares	X	X	X	X	X	X	X	X	X		X
Japan Bull 3X Shares	X	X	X	X	X	X	X	X		X
Japan Bear 3X Shares	X	X	X	X	X	X	X	X	X		X
Developed Markets Bull 3X Shares	X	X	X	X	X	X	X	X		X
Developed Markets Bear 3X Shares	X	X	X	X	X	X	X	X	X		X
Emerging Markets Bull 3X Shares	X	X	X	X	X	X	X	X		X
Emerging Market Bear 3X Shares	X	X	X	X	X	X	X	X	X		X
BRIC Bull 3X Shares	X	X	X	X	X	X	X	X		X
BRIC Bear 3X Shares	X	X	X	X	X	X	X	X	X		X
China Bull 3X Shares	X	X	X	X	X	X	X	X		X
China Bear 3X Shares	X	X	X	X	X	X	X	X	X		X

	Credit Risk	Risk of Tracking Error	Risks of Aggressive Investment Techniques	Leverage Risk	Counterparty Risks	Risk on Non-Diversification	Interest Rate Changes	Adverse Market Conditions	Risks of Shorting Instruments	Correlation Risk	Inverse Correlation Risk
India Bull 3X Shares	X	X	X	X	X	X	X	X		X
India Bear 3X Shares	X	X	X	X	X	X	X	X	X		X
Latin America Bull 3X Shares	X	X	X	X	X	X	X	X		X
Latin America Bear 3X Shares	X	X	X	X	X	X	X	X	X		X
Commodity Bull 3X Shares	X	X	X	X	X	X	X	X		X
Commodity Bear 3X Shares	X	X	X	X	X	X	X	X	X		X
Energy Bull 3X Shares	X	X	X	X	X	X	X	X		X
Energy Bear 3X Shares	X	X	X	X	X	X	X	X	X		X
Financial Bull 3X Shares	X	X	X	X	X	X	X	X		X
Financial Bear 3X Shares	X	X	X	X	X	X	X	X	X		X
Real Estate Bull 3X Shares	X	X	X	X	X	X	X	X		X
Real Estate Bear 3X Shares	X	X	X	X	X	X	X	X	X		X
Homebuilders Bull 3X Shares	X	X	X	X	X	X	X	X		X
Homebuilders Bear 3X Shares	X	X	X	X	X	X	X	X	X		X

	Deriva-tives	Risks of Investing in Equity Securities	Risks Associated with Depositary Receipts	Risks of Investing in Foreign Instruments	Currency Exchange Rates	Risks of Investing in Emerging Markets Instruments	Risks of Investing in Small and Mid Capitalization Companies	Risk of Investing in Technology Companies	Concen-tration Risk	Geographic Concen-tration Risk	Valua-tion Time Risk	Real Estate Investments	Special Risks of Exchange-Traded Funds

Total Market Bull 3X Shares	X	X											X
Total Market Bear 3X Shares	X	X											X
S&P 500® Bull 3X Shares	X	X											X
S&P 500® Bear 3X Shares	X	X											X
Nasdaq-100® Bull 3X Shares	X	X						X					X
Nasdaq-100® Bear 3X Shares	X	X						X					X
Dow 30SM Bull 3X Shares	X	X											X
Dow 30SM Bear 3X Shares	X	X											X
Mid Cap Bull 3X Shares	X	X					X						X
Mid Cap Bear 3X Shares	X	X					X						X
Russell 2000® Bull 3X Shares	X	X					X						X
Russell 2000® Bear 3X Shares	X	X					X						X
Japan Bull 3X Shares	X	X	X	X	X					X	X		X
Japan Bear 3X Shares	X	X		X	X					X	X		X
Developed Markets Bull 3X Shares	X	X	X	X	X						X		X
Developed Markets Bear 3X Shares	X	X		X	X						X		X
Emerging Markets Bull 3X Shares	X	X	X	X	X	X					X		X

	Deriva-tives	Risks of Investing in Equity Securities	Risks Associated with Depositary Receipts	Risks of Investing in Foreign Instruments	Currency Exchange Rates	Risks of Investing in Emerging Markets Instruments	Risks of Investing in Small and Mid Capitalization Companies	Risk of Investing in Technology Companies	Concen-tration Risk	Geographic Concen-tration Risk	Valua-tion Time Risk	Real Estate Investments	Special Risks of Exchange-Traded Funds
Emerging Market Bear 3X Shares	X	X		X	X	X					X		X
BRIC Bull 3X Shares	X	X	X	X	X	X			X	X	X	X	X
BRIC Bear 3X Shares	X	X		X	X	X			X	X	X	X	X
China Bull 3X Shares	X	X	X	X	X	X			X	X	X	X	X
China Bear 3X Shares	X	X		X	X	X			X	X	X		X
India Bull 3X Shares	X	X	X	X	X	X			X	X	X		X
India Bear 3X Shares	X	X		X	X	X			X	X	X		X
Latin America Bull 3X Shares	X	X	X	X	X	X			X	X	X		X
Latin America Bear 3X Shares	X	X		X	X	X			X	X	X		X
Commodity Bull 3X Shares	X	X							X				X
Commodity Bear 3X Shares	X	X							X				X
Energy Bull 3X Shares	X	X							X				X
Energy Bear 3X Shares	X	X							X				X
Financial Bull 3X Shares	X	X							X				X
Financial Bear 3X Shares	X	X							X				X
Real Estate Bull 3X Shares	X	X							X			X	X
Real Estate Bear 3X Shares	X	X							X			X	X
Homebuilders Bull 3X Shares	X	X							X			X	X
Homebuilders Bear 3X Shares	X	X							X			X	X

Risk of Tracking Error

Several factors may affect a Fund’s ability to achieve its daily target.  A Fund may have difficulty achieving its daily target due to fees and expenses, high portfolio turnover, transaction costs and/or a temporary lack of liquidity in the markets for the securities held by a Fund.  A failure to achieve a daily target may cause a Fund to provide returns for a longer period that are worse than expected.  In addition, a Fund that meets its daily target over a period of time may not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period.  Differences may result from the compounding effect of daily market fluctuations, the use of leverage and the Bear Funds’ inverse correlation.

Risks of Aggressive Investment Techniques

The Funds use investment techniques, including investments in derivative instruments, which may be considered aggressive.  The derivative instruments that the Funds may invest in include: (1) futures contracts; (2) swap agreements; and (3) options on securities, securities indices, and futures contracts.  Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time.  In addition, such instruments may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security or index which will increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed.  The use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives.  The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Leverage Risk

Use of leverage can magnify the effects of changes in the value of the Funds and make them more volatile.  The leveraged investment techniques that the Funds employ should cause investors in the Funds to lose more money in adverse environments.  The Funds’ use of leverage means that they will incur financing charges which will affect the performance of the Funds.  As interest rates rise, the cost of executing the Funds’ investment strategies will rise as well.

Risks of Investing in Derivatives

The Funds use investment techniques, including investments in derivative instruments, which may be considered aggressive.  A Fund may invest in instruments that attempt to track the price movement of underlying securities or indices.  Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time.  In addition, such instruments may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security or index which will increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed.  Investments in derivatives may not correctly correlate with the price movements of the underlying index or instrument.  As a result, the use of derivatives may expose a Fund to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives  The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

Counterparty Risks

A Fund will be subject to credit risk (described below) with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund or held by special purpose or structured vehicles.  If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in a Fund may decline.  A Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a Fund may obtain only limited recovery or may obtain no recovery in such circumstances.  The Funds typically enter into transactions with counterparties whose credit rating is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by Rafferty to be of comparable quality.

Risk of Non-Diversification

Each of the Funds is non-diversified.  A non-diversified fund invests a high percentage of its assets in a limited number of securities.  A non-diversified fund’s net asset values and total returns may fluctuate more or fall greater in times of weaker markets than a diversified mutual fund.

Interest Rate Changes

Debt securities have varying levels of sensitivity to changes in interest rates.  In general, the price of a debt security may fall when interest rates rise and may rise when interest rates fall.  Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes.  In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.  In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction.  Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates. The impact of an interest rate changes may be significant for other asset classes as well, whether because of the impact of interest rates on economic activity or because of changes in the relative attractiveness of asset classes due t o changes in interest rates.  For instance, higher interest rates may make investments in debt securities more attractive, thus reducing investments in equities.

Adverse Market Conditions

The performance of each Fund is designed to correlate to the performance of an index or benchmark.  As a consequence, a Fund’s performance will suffer during conditions which are adverse to the Fund’s investment goals.

Risks of Shorting Instruments

Short positions are designed to profit from a decline in the price of particular securities, baskets of securities or indices.  A short sale involves the theoretically unlimited risk of loss when the market value of the instruments sold short plus related transaction costs exceeds the proceeds to a Fund from the short sale. As a consequence, a Fund will lose value if and when the instrument’s price rises – a result that is the opposite from traditional mutual funds.  The holder of a short position is responsible for paying the dividends and interest accruing on the short position.  Because dividends and interest accruing on a short position is an expense to a Fund, the performance of a Fund may be adversely impacted by the cost of maintaining its short positions.

Correlation Risk

A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation.  A failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective.  A number of factors may adversely affect a Fund’s correlation with its benchmark, including fees, expenses, transaction costs, costs associated with the use of leveraged investment techniques, income items and accounting standards.  A Fund may not have investment exposure to all securities in its underlying benchmark index, or its weighting of investment exposure to such stocks or industries may be different from that of the index.  In addition, a Fund may invest in securities or financial instruments not included in the index underlying its benchmark.  A Fund may be subject to large movements of assets into and out of the Fund, potentiall y resulting in the Fund being over- or under-exposed to its benchmark.  Activities surrounding annual index reconstitutions and other index rebalancing or reconstitution events may hinder the Funds’ ability to meet their daily investment objective on that day.  Each Fund seeks to rebalance its portfolio daily to keep leverage consistent with each Fund’s daily investment objective.

Certain Funds are “leveraged” funds in the sense that they have investment objectives to match a multiple of the performance of an index on a given day.  These Funds are subject to all of the correlation risks described above.  In addition, there is a special form of correlation risk that derives from these Funds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than or less than the index performance times the stated multiple in the fund objective, before accounting for fees and fund expenses.

Each of the three graphs below shows a simulated hypothetical one year performance of an index compared with the performance of a Fund that perfectly achieves its investment objective of three times (300%) the daily index returns.  The graphs demonstrate that, for periods greater than one day, a leveraged Fund is likely to underperform or over-perform (but not match) the index performance times the stated multiple in the Fund objective.

To isolate the impact of leverage, these graphs assume a) no dividends paid by the companies included on the index; b) no fund expenses; and c) borrowing/lending rates (to obtain required leverage) of zero percent.  If fund expenses were included, the Fund’s performance would be lower than that shown.  Each of the graphs also assumes a volatility rate of 15%, which is approximate for a major domestic index.  An index’s volatility rate is a statistical measure of the magnitude of fluctuations in the returns of an index. Other indexes to which the Funds are benchmarked have different historical volatility rates; certain of the Funds’ historical volatility rates are substantially in excess of 15%.

Flat Market

One Year Index Returns
0.5
0.4
0.3
0.2
0.1
0
-0.1
-0.2
-0.3
-0.4
-0.5
Index 0%
3X -6.48%

Upward Trending Market

One Year Index Returns
0.5
0.4
0.3
0.2
0.1
0
-0.1
-0.2
-0.3
-0.4
-0.5
Index 15%
3X 42.19%

Downward Trending Market

0.5
0.4
0.3
0.2
0.1
0
-0.1
-0.2
-0.3
-0.4
-0.5
One Year Index Returns
Index -15%
3X -42.62%

Inverse Correlation Risk

Each Bear Fund is negatively correlated to its index or benchmark and should lose money when its index or benchmark rises – a result that is the opposite from traditional mutual funds.  Because each Bear Fund seeks daily returns inverse by a defined percentage to its index or benchmark, the difference between a Bear Fund’s daily return and the price performance of its index or benchmark may be negatively compounded during periods in which the markets decline.

Risks of Investing in Equity Securities

Investments in publicly issued equity securities, including common stocks, in general are subject to market risks that may cause their prices to fluctuate over time.  Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.

Risks Associated with Depositary Receipts

To the extent a Fund invests in stocks of foreign corporations, a Fund’s investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers.  American Depositary Receipts (“ADRs”) are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation.  European Depositary Receipts (“EDRs”) are receipts issued in Europe that evidence a similar ownership arrangement.  Global Depositary Receipts (“GDRs”) are receipts issued throughout the world that evidence a similar arrangement.  Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets.  GDRs are tradable both in the United States and in Europe and are designed for use throughout the world.  Depositary r eceipts will not necessarily be denominated in the same currency as their underlying securities.

Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Fund investments in depositary receipts, which include ADRs, GDRs and EDRs, are deemed to be investments in foreign securities for purposes of a Fund’s investment strategy.

Risks of Investing in Foreign Instruments

Indirectly investing in foreign instruments may involve greater risks than investing in domestic instruments.  As a result, a Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries.  The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Currency Exchange Rates

Changes in foreign currency exchange rates will affect the value of what a Fund owns and the Fund’s share price.  Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars.  Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency.  Currency markets generally are not as regulated as securities markets.

Risks of Investing in Emerging Markets Instruments

Indirect investments in emerging markets instruments involve greater risks than investing in foreign instruments in general.  Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets.   There may also be risks from an economy’s dependence on revenues from particular commodities or industries.  In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Risks of Investing in Small and Mid Capitalization Companies

Investing in the securities of small and mid capitalization companies involves greater risks and the possibility of greater price volatility than investing in more-established, larger capitalization companies.  Smaller companies may have limited operating history, product lines, and financial resources, and the securities of these companies may lack sufficient market liquidity.  Smaller companies often have narrower markets and more limited managerial and financial resources than larger, more established companies.

Credit Risk and Lower-Quality Debt Securities

A Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt.  A Fund could lose money if the issuer of a debt security in which it has a short position is upgraded or generally improves its standing.  Credit risk usually applies to most debt securities, but generally is not a factor for U.S. government obligations.  Certain Funds will invest a significant portion of their assets in securities rated below investment grade or “junk bonds.”  Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company.  These securities generally involve greater risk of default or price changes than other types of fixed-income securities and the Funds’ performance may vary significantly as a result.

Risks of Investing in Real Estate Instruments

Real estate instruments are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation.  An investment in a real estate investment trust (“REIT”) is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

Risk of Investing in Technology Companies

The market prices of technology-related instruments tend to exhibit a greater degree of market risk and sharp price fluctuations than other types of instruments.  These instruments may fall in and out of favor with investors rapidly, which may cause sudden selling and dramatically lower market prices.  Technology instruments also may be affected adversely by changes in technology, consumer and business purchasing patterns, government regulation and/or obsolete products or services.  In addition, a rising interest rate environment tends to negatively affect technology companies.  Technology companies having high market valuations may appear less attractive to investors, which may cause sharp decreases in their market prices.  Further, those technology companies seeking to finance expansion would have increased borrowing costs, which may negatively impact earnings.

Concentration Risk

Concentration risk results from focusing a Fund’s investments in a specific industry or sector.  The performance of a Fund that focuses its investments in a particular industry or sector may be more volatile than a fund that does not concentrate its investments.

Geographic Concentration Risk

Investments in a particular country or geographic region may be particularly susceptible to political, diplomatic or economic conditions and regulatory requirements.  As a result, Funds that focus their investments in a particular country or geographic region may be more volatile than a more geographically diversified fund.

Valuation Time Risk

The Funds value their portfolio as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 PM Eastern time).  In some cases, foreign market indices close before the NYSE opens or may not be open for business on the same calendar days as the Funds.  As a result, the daily performance of a Fund that tracks a foreign market index can vary from the performance of that index.

Risks of the Adviser’s Investment Strategy

While the Adviser seeks to take advantage of investment opportunities for Funds that will maximize their investment returns, there is no guarantee that such opportunities will ultimately benefit the Funds.  The Adviser will aggressively change the Funds’ portfolios in response to market conditions that are unpredictable and may expose the Funds to greater market risk than other mutual funds.  There is no assurance that the Adviser’s investment strategy will enable the Funds to achieve their investment objectives.

High Portfolio Turnover

Rafferty expects a significant portion of the Funds’ assets to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies.  These strategies often call for frequent trading to take advantage of anticipated changes in market conditions.  Frequent trading could increase the rate of creations and redemptions of Fund Shares and the Funds’ portfolio turnover, which could involve correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups/mark-downs and adverse tax consequences to a Fund’s shareholders.

Unlike traditional mutual funds, however, each Fund issues and redeems its Shares at NAV per share in Creation Units plus applicable transaction fees and each Fund’s Shares may be purchased and sold on the Exchange at prevailing market prices.  Given this structure, the risks of frequent trading may be less than in the case of a traditional mutual fund.  Nevertheless, to the extent that purchases and redemptions directly with the Funds are effected in cash rather than through a combination or redemption of portfolio securities, frequent purchases and redemptions could still increase the rate of portfolio turn-over.

The costs associated with the Funds’ portfolio turnover will have a negative impact on longer-term investors.  Although the Funds reserve the right to reject any purchase orders or suspend the offering of Fund Shares, the Funds do not currently impose any trading restrictions on Fund shareholders nor actively monitor for trading abuses.

Special Risks of Exchange-Traded Funds

Not Individually Redeemable.  Shares are not individually redeemable and may be redeemed by a Fund at net asset value (“NAV”) only in large blocks known as Creation Units.  You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

Trading Issues.  Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility or other reasons.  There can be no assurance that Shares will continue to meet the listing requirements of the Exchange, and the listing requirements may be amended from time to time.

Market Price Variance Risk.  Individual Shares of a Fund will be listed for trading on the Exchange and can be bought and sold in the secondary market at market prices.  The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares.  The Adviser can not predict whether Shares will trade above, below or at their NAV.  Differences between secondary market prices and NAV for Shares may be due largely to supply and demand forces in the secondary market, which forces may not be the same as those influencing prices for securities or instruments held by a Fund at a particular time.  Given the fact that Shares can be created and redeemed in Creation Units, the Adviser believes that large discounts or premiums to the NAV of Shares should not be sustained.  There may, however, be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares.  The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.  In times of severe market disruption, the bid-ask spread often increases significantly.  This means that Shares may trade at a  discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares  A Fund’s investment results are measured based upon the daily NAV of the Fund. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with a Fund.

Special Risks of Exchange-Traded Funds

A Precautionary Note to Retail Investors.  The Depository Trust Company (“DTC”), a limited trust company and securities depositary that serves as a national clearinghouse for the settlement of trades for its participating banks and broker-dealers, or its nominee will be the registered owner of all outstanding Shares of each Fund of the Trust.  Your ownership of Shares will be shown on the records of DTC and the DTC Participant broker through whom you hold the Shares.  THE TRUST WILL NOT HAVE ANY RECORD OF YOUR OWNERSHIP.  Your account information will be maintained by your broker, who will provide you with account statements, confirmations of your purchases and sales of Shares, and tax information.  Your broker also will be responsible for ensuring that you receive shareholder reports and other communications from the Fund whose Shares you own.  Typically, you will receive other services (e.g., average cost information) only i f your broker offers these services.

A Precautionary Note to Purchasers of Creation Units.  You should be aware of certain legal risks unique to investors purchasing Creation Units directly from the issuing Fund.  Because new Shares may be issued on an ongoing basis, a “distribution” of Shares could be occurring at any time.  As a dealer, certain activities on your part could, depending on the circumstances, result in your being deemed a participant in the distribution, in a manner that could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act of 1933, as amended (“Securities Act”).  For example, you could be deemed a statutory underwriter if you purchase Creation Units from an issuing Fund, break them down into the constituent Shares and sell those Shares directly to customers, or if you choose to couple the creation of a supply of new Shares with an active selling effort involving solicita tion of secondary market demand for Shares.  Whether a person is an underwriter depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could cause you to be deemed an underwriter.  Dealers who are not “underwriters,” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with Shares as part of an “unsold allotment” within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act.

A Precautionary Note to Investment Companies.  For purposes of the Investment Company Act of 1940, each Fund is a registered investment company, and the acquisition of Shares by other investment companies is subject to the restrictions of Section 12(d)(1) thereof.

The Trust and the Funds have obtained an exemptive order from the SEC allowing a registered investment company to invest in a Fund beyond the limits of Section 12(d)(1) subject to certain conditions, including that a registered investment company enters into a Participation Agreement with the Trust regarding the terms of the investment.  Any investment company considering purchasing Shares of a Fund in amounts that would cause it to exceed the restrictions under Section 12(d)(1) should contact the Trust.

A Precautionary Note Regarding Unusual Circumstances.  The Trust can postpone payment of redemption proceeds for any period during which (1) the NYSE is closed other than customary weekend and holiday closings, (2) trading on the NYSE is restricted, as determined by the U.S. Securities and Exchange Commission (the “SEC”), (3) any emergency circumstances exist, as determined by the SEC, or (4) the SEC by order permits for the protection of shareholders of a Fund.

DOMESTIC EQUITY INDEX FUNDS

Total Market Bull 3X Shares

Total Market Bear 3X Shares

Investment Objective.  The Total Market Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the MSCI Broad Market Index.  The Total Market Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Total Market Index.  (Collectively, the Total Market Bull 3X Shares and the Total Market Bear 3X Shares are referred to as the “Total Market Funds.”)

Principal Investment Strategy.  The Total Market Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Total Market Index.  The Fund will also invest in the following: futures contracts; options on securities, indices and futures contracts; equity caps, collars and floors; swap agreements; forward contracts; reverse repurchase agreements; and other financial instruments (collectively, “Financial Instruments”) that, in combination, provide leveraged and unleveraged exposure to the Total Market Index.  The Total Market Bear 3X Shares does not invest in equity securities.  Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Total Market Index, and the remainder in short-term debt instruments that hav e terms-to-maturity of less than 397 days and exhibit high quality credit profiles, including U.S. government securities and repurchase agreements (collectively, “Money Market Instruments”).  On a day-to-day basis, the Total Market Bull 3X Shares also holds Money Market Instruments.

Target Index.  The Broad Market Index is a capitalization-weighted index which targets for inclusion 99.5% of the U.S. market capitalization of the public equity markets.  As a consequence, the Broad Market Index includes large, mid, small and micro cap companies.  Morgan Stanley Capital International Inc. (“MSCI®”) is not a sponsor of, or in any way affiliated with, the Total Market Funds.

Performance.  The Total Market Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.  These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the Total Market Funds.  Annual fund operating expenses are estimates.  Investors purchasing Shares in the secondary market will not directly pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (1) (paid directly by Authorized Participants):

Sales charges (loads):

None

Fixed transaction fee per order(2):

[]

Variable transaction fee per Creation Unit(3):

[]

Additional transaction charge if not settled

[]

through the Continuous Net Settlement

System of the National Securities Clearing

Corporation (NSCC)(4)

Annual Operating Expenses(5) (as a percentage of daily assets):

Total Market Bull 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(6)	0.00%
Other Expenses(7)	[]
Total Annual Operating Expenses	[]
Expense Waiver/Reimbursement	[]
Net Annual Operating Expenses(7)	[]

Total Market Bear 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(6)	0.00%
Other Expenses(7) (8)	[]
Total Annual Operating Expenses	[]
Expense Waiver/Reimbursement	[]
Net Annual Operating Expenses(7)	[]

(1)

When buying or selling Shares of the Fund through a broker, you will incur customary brokerage commissions and charges.

(2)

A fixed transaction fee of [] will be charged when you create or redeem Creation Units of the Total Market Funds regardless of the number  of Shares redeemed on the date of the transaction.

(3)

A variable transaction fee of up to []% of the value of each Creation Unit will be charged to offset costs associated with processing the order.

(4)

An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities.  Such transactions are allowed at the sole discretion of the Fund.

(5)

Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Total Market Funds for Other Expenses through [] for the Total Market Bull 3X Shares and the Total Market Bear 3X Shares to the extent that each Total Market Fund’s Net Annual Operating Expenses exceed []% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation).  Any expense waiver is subject to reimbursement by each Total Market Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.  This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(6)

The Total Market Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%.  No Rule 12b-1 fee is currently being charged to the Total Market Funds.

(7)

Other Expenses include administration, custodian, transfer agency and other customary fund expenses.

(8)

The Total Market Bear 3X Shares may take short positions in securities.  Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example

The table below is intended to help you compare the cost of investing in the Total Market Funds with the cost of investing in other funds.  Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary.  The Total Market Bull 3X Shares issues and redeems Shares in Creation Units principally on an in-kind basis.  The Total Market Bear 3X Shares issues and redeems Shares in Creation Units for cash.  Shares are issued and redeemed in Creation Unit aggregations only.  The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the Total Market Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares.  It also assumes that your investment has a 5% return each year and that the Total Market Funds operating expenses remain the same through each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Total Market Bull 3X Shares

1 Year	3 Years	5 Years	10 Years
[]	[]	[]	[]

Total Market Bear 3X Shares

1 Year	3 Years	5 Years	10 Years
[]	[]	[]	[]

Risks.  The principal risks of investing in the Total Market Funds are Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Adverse Market Conditions, Risks of Investing in Equity Securities, Credit Risk, Correlation Risk (Total Market Bull 3X Shares only), Derivatives and Special Risks of Exchange-Traded Funds.

Additional risks of investing in the Total Market Bear 3X Shares are Risks of Shorting Instruments and Inverse Correlation Risk.  For more information on the risks of the Total Market Funds, including a description of each risk, please refer to the “Principal Risks” section above.

S&P 500® Bull 3X Shares

S&P 500® Bear 3X Shares

Investment Objective.  The S&P 500® Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the S&P 500® Index.  The S&P 500® Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the S&P 500® Index.  (Collectively, the S&P 500® Bull 3X Shares and the S&P 500® Bear 3X Shares are referred to as the “S&P 500® Funds.”)

Principal Investment Strategy.  The S&P 500® Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the S&P 500® Index.  The Fund will also invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the S&P 500® Index.  The S&P 500® Bear 3X Shares does not invest in equity securities.  Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the S&P 500® Index, and the remainder in Money Market Instruments.  On a day-to-day basis, the S&P 500® Bull 3X Shares also holds Money Market Instruments.

Target Index.  The S&P 500® Index is a capitalization-weighted index composed of 500 common stocks.  Standard & Poor’s® selects the 500 stocks comprising the S&P 500® Index on the basis of market values and industry diversification.  Most of the stocks in the S&P 500® Index are issued by the 500 largest companies, in terms of the aggregate market value of their outstanding stock, and generally are listed on the New York Stock Exchange (“NYSE”).  “Standard & Poor’s®”, “S&P®”, “S&P 500®” and “Standard & Poor’s 500®” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use.  The S&P 500® Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s® and Standard & Poor’s®makes no representation regarding the advisability of investing in the S&P 500® Funds.

Performance.  The S&P 500® Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.  These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the S&P 500® Funds.  Annual fund operating expenses are estimates.  Investors purchasing Shares in the secondary market will not directly pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (1) (paid directly by Authorized Participants):

Sales charges (loads):

None

Fixed transaction fee per order(2):

[]

Variable transaction fee per Creation Unit(3):

[]

Additional transaction charge if not settled

[]

through the Continuous Net Settlement

System of the National Securities Clearing

Corporation (NSCC)(4)

Annual Operating Expenses(5) (as a percentage of daily assets):

S&P 500® Bull 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(6)	0.00%
Other Expenses(7)	[]
Total Annual Operating Expenses	[]
Expense Waiver/Reimbursement	[]
Net Annual Operating Expenses(7)	[]

S&P 500® Bear 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(6)	0.00%
Other Expenses(7) (8)	[]
Total Annual Operating Expenses	[]
Expense Waiver/Reimbursement	[]
Net Annual Operating Expenses(7)	[]

(1)

When buying or selling Shares of the Fund through a broker, you will incur customary brokerage commissions and charges.

(2)

A fixed transaction fee of [] will be charged when you create or redeem Creation Units of the S&P 500® Funds regardless of the number  of Shares redeemed on the date of the transaction.

(3)

A variable transaction fee of up to []% of the value of each Creation Unit will be charged to offset costs associated with processing the order.

(4)

An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities.  Such transactions are allowed at the sole discretion of the Fund.

(5)

Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the S&P 500® Funds for Other Expenses through [] for the S&P 500® Bull 3X Shares and the S&P 500® Bear 3X Shares to the extent that each S&P 500® Fund’s Net Annual Operating Expenses exceed []% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation).  Any expense waiver is subject to reimbursement by each S&P 500® Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.  This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(6)

The S&P 500® Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%.  No Rule 12b-1 fee is currently being charged to the S&P 500® Funds.

(7)

Other Expenses include administration, custodian, transfer agency and other customary fund expenses.

(8)

The S&P 500® Bear 3X Shares may take short positions in securities.  Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example

The table below is intended to help you compare the cost of investing in the S&P 500® Funds with the cost of investing in other funds.  Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary.  The S&P 500® Bull 3X Shares issues and redeems Shares in Creation Units principally on an in-kind basis.  The S&P 500® Bear 3X Shares issues and redeems Shares in Creation Units for cash.  Shares are issued and redeemed in Creation Unit aggregations only.  The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the S&P 500® Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares.  It also assumes that your investment has a 5% return each year and that the S&P 500® Funds’ operating expenses remain the same through each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

S&P 500® Bull 3X Shares

1 Year	3 Years	5 Years	10 Years
[]	[]	[]	[]

S&P 500® Bear 3X Shares

1 Year	3 Years	5 Years	10 Years
[]	[]	[]	[]

Risks.  The principal risks of investing in the S&P 500® Funds are Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Adverse Market Conditions, Risks of Investing in Equity Securities, Credit Risk, Correlation Risk (S&P 500® Bull 3X Shares only), Derivatives and Special Risks of Exchange-Traded Funds.

Additional risks of investing in the S&P 500® Bear 3X Shares are Risks of Shorting Instruments and Inverse Correlation Risk.  For more information on the risks of the S&P 500® Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Nasdaq-100® Bull 3X Shares

Nasdaq-100® Bear 3X Shares

Investment Objective.  The Nasdaq-100® Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the Nasdaq-100® Index.  The Nasdaq-100® Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Nasdaq-100® Index.  (Collectively, Nasdaq-100® Bull 3X Shares and the Nasdaq-100® Bear 3X Shares are referred to as the “Nasdaq-100® Funds.”)

Principal Investment Strategy.  The Nasdaq-100® Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Nasdaq-100® Index.  The Fund will also invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Nasdaq-100® Index.  The Nasdaq-100® Bear 3X Shares does not invest in equity securities.  Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Nasdaq-100® Index, and the remainder in Money Market Instruments.  On a day-to-day basis, the Nasdaq-100® Bull 3X Shares also holds Money Market Instruments.

Target Index.  The Nasdaq-100® Index is a capitalization-weighted index composed of 100 of the largest non-financial domestic and international companies listed on the Global Market tier of the Nasdaq Global Market®. All companies listed on the index have an average daily trading volume of at least 200,000 shares. The Nasdaq-100® Index was created in 1985 and is a trademark of the Nasdaq Global Market®.  The Nasdaq-100® Funds are not sponsored, endorsed, sold, or promoted by the Nasdaq Global Market® and the Nasdaq Global Market® makes no representations regarding the advisability of investing in the Nasdaq-100® Funds.

Performance.  The Nasdaq-100® Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.  These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the Nasdaq-100® Funds.  Annual fund operating expenses are estimates.  Investors purchasing Shares in the secondary market will not directly pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees(1) (paid directly by Authorized Participants):

Sales charges (loads):

None

Fixed transaction fee per order(2):

[]

Variable transaction fee per Creation Unit(3):

[]

Additional transaction charge if not settled

[]

through the Continuous Net Settlement

System of the National Securities Clearing

Corporation (NSCC)(4)

Annual Operating Expenses(5) (as a percentage of daily assets):

Nasdaq-100® Bull 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(6)	0.00%
Other Expenses(7)	[]
Total Annual Operating Expenses	[]
Expense Waiver/Reimbursement	[]
Net Annual Operating Expenses	[]

Nasdaq-100® Bear 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(6)	0.00%
Other Expenses(7) (8)	[]
Total Annual Operating Expenses	[]
Expense Waiver/Reimbursement	[]
Net Annual Operating Expenses	[]

(1)

When buying or selling Shares of the Fund through a broker, you will incur customary brokerage commissions and charges.

(2)

A fixed transaction fee of [] will be charged when you create or redeem Creation Units of the Nasdaq-100® Funds regardless of the number  of Shares redeemed on the date of the transaction.

(3)

A variable transaction fee of up to []% of the value of each Creation Unit will be charged to offset costs associated with processing the order.

(4)

An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities.  Such transactions are allowed at the sole discretion of the Fund.

(5)

Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Nasdaq-100® Funds for Other Expenses through [] for the Nasdaq-100® Bull 3X Shares and the Nasdaq-100® Bear 3X Shares to the extent that each Nasdaq-100® Fund’s Net Annual Operating Expenses exceed []% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation).  Any expense waiver is subject to reimbursement by each Nasdaq-100® Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.  This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(6)

The Nasdaq-100® Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%.  No Rule 12b-1 fee is currently being charged to the Nasdaq-100® Funds.

(7)

Other Expenses include administration, custodian, transfer agency and other customary fund expenses.

(8)

The Nasdaq-100® Bear 3X Shares may take short positions in securities.  Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example

The table below is intended to help you compare the cost of investing in the Nasdaq-100® Funds with the cost of investing in other funds.  Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary.  The Nasdaq-100® Bull 3X Shares issues and redeems Shares in Creation Units principally on an in-kind basis.  The Nasdaq-100® Bear 3X Shares issues and redeems Shares in Creation Units for cash.  Shares are issued and redeemed in Creation Unit aggregations only.  The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the Nasdaq-100® Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares.  It also assumes that your investment has a 5% return each year and that the Nasdaq-100® Funds’ operating expenses remain the same through each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Nasdaq-100® Bull 3X Shares

1 Year	3 Years	5 Years	10 Years
[]	[]	[]	[]

Nasdaq-100® Bear 3X Shares

1 Year	3 Years	5 Years	10 Years
[]	[]	[]	[]

Risks.  The principal risks of investing in Nasdaq-100® Funds are Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Adverse Market Conditions, Risks of Investing in Equity Securities, Risks of Investing in Technology Companies, Credit Risk, Correlation Risk (Nasdaq-100® Bull 3X Shares only), Derivatives and Special Risks of Exchange-Traded Funds.

Additional risks of investing in the Nasdaq-100® Bear 3X Shares are Risks of Shorting Instruments and Inverse Correlation Risk.  For more information on the risks of the Nasdaq-100® Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Dow 30SM Bull 3X Shares

Dow 30SM Bear 3X Shares

Investment Objective.  The Dow 30SM Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the Dow Jones Industrial Average® the (“Dow”).  The Dow 30SM Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Dow.  (Collectively, the Dow 30SM Bull 3X Shares and the Dow 30SM Bear 3X Shares are referred to as the “DowSM Funds.”)

Principal Investment Strategy.  The Dow 30SM Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Dow.  The Fund will also invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Dow.  The Dow 30SM Bear 3X Shares does not invest in equity securities.  Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Dow, and the remainder in Money Market Instruments.  On a day-to-day basis, the Dow 30SM Bull 3X Shares also holds Money Market Instruments.

Target Index.  The Dow consists of 30 of the most widely held and actively traded stocks listed on the U.S. stock markets.  The stocks in the Dow represent companies that typically are dominant firms in their respective industries.  Dow Jones®, Dow Jones Industrial Average®, DJIA®, and Dow 30SM are trademarks of Dow Jones & Company, Inc. (“Dow Jones®”).  Dow Jones® has no relationship to the Funds, other than the licensing of those service marks for use in connection with the DowSM Funds’ materials.  Dow Jones® does not sponsor, endorse, sell or promote any of the Direxion Funds.

Performance.  The DowSM Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.  These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the DowSM Funds.  Annual fund operating expenses are estimates.  Investors purchasing Shares in the secondary market will not directly pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees(1) (paid directly by Authorized Participants):

Sales charges (loads):

None

Fixed transaction fee per order(2):

[]

Variable transaction fee per Creation Unit(3):

[]

Additional transaction charge if not settled

[]

through the Continuous Net Settlement

System of the National Securities Clearing

Corporation (NSCC)(4)

Annual Operating Expenses(5) (as a percentage of daily assets):

Dow 30SM Bull 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(6)	0.00%
Other Expenses(7)	[]
Total Annual Operating Expenses	[]
Expense Waiver/Reimbursement	[]
Net Annual Operating Expenses	[]

Dow 30SM Bear 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(6)	0.00%
Other Expenses(7)	[]
Total Annual Operating Expenses	[]
Expense Waiver/Reimbursement	[]
Net Annual Operating Expenses	[]

(1)

When buying or selling Shares of the Fund through a broker, you will incur customary brokerage commissions and charges.

(2)

A fixed transaction fee of [] will be charged when you create or redeem Creation Units of the Dow® Funds regardless of the number  of Shares redeemed on the date of the transaction.

(3)

A variable transaction fee of up to []% of the value of each Creation Unit will be charged to offset costs associated with processing the order.

(4)

An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities.  Such transactions are allowed at the sole discretion of the Fund.

(5)

Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the DowSM Funds for Other Expenses through [] for the Dow 30SM Bull 3X Shares and the Dow 30SM Bear 3X Shares to the extent that each Dow® Fund’s Net Annual Operating Expenses exceed []% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation).  Any expense waiver is subject to reimbursement by each DowSM Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.  This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(6)

The DowSM Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%.  No Rule 12b-1 fee is currently being charged to the DowSM Funds.

(7)

Other Expenses include administration, custodian, transfer agency and other customary fund expenses.

Expense Example

The table below is intended to help you compare the cost of investing in the DowSM Funds with the cost of investing in other funds.  Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary.  The DowSM Bull 3X Shares issues and redeems Shares in Creation Units principally on an in-kind basis.  The DowSM Bear 3X Shares issues and redeems Shares in Creation Units for cash.  Shares are issued and redeemed in Creation Unit aggregations only.  The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the DowSM Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares.  It also assumes that your investment has a 5% return each year and that the DowSM Funds’ operating expenses remain the same through each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Dow 30SM Bull 3X Shares

1 Year	3 Years	5 Years	10 Years
[]	[]	[]	[]

Dow 30SM Bear 3X Shares

1 Year	3 Years	5 Years	10 Years
[]	[]	[]	[]

Risks.  The principal risks of investing in the DowSM Funds are Risk of Tracking Error, Risk of Aggressive Investment Techniques, Leverage Risk, Credit Risk, Counterparty Risks, Interest Rate Changes, Adverse Market Conditions, Risk of Non-Diversification, Risks of Investing in Equity Securities, Correlation Risk (Dow 30SM Bull 3X Shares only), Derivatives and Special Risks of Exchange-Traded Funds.

Additional risks of investing in the DowSM Bear 3X Shares are Risks of Shorting Instruments and Inverse Correlation Risk.  For more information on the risks of the DowSM Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Mid Cap Bull 3X Shares

Mid Cap Bear 3X Shares

Investment Objective.  The Mid Cap Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the S&P® MidCap 400 Index (the “Mid Cap Index”).  The Mid Cap Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Mid Cap Index.  (Collectively, the Mid Cap Bull 3X Shares and the Mid Cap Bear 3X Shares are referred to as the “Mid Cap Funds.”)

Principal Investment Strategy.  The Mid Cap Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Mid Cap Index.  The Fund will also invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Mid Cap Index.  The Mid Cap Bear 3X Shares does not invest in equity securities.  Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Mid Cap Index, and the remainder in Money Market Instruments.  On a day-to-day basis, the Mid Cap Bull 3X Shares also holds Money Market Instruments.

Target Index. The S&P® MidCap 400 Index is a capitalization-weighted index composed of 400 common stocks with market capitalizations which range from $1 billion to $4 billion.  Standard & Poor’s® selects the 400 stocks comprising the S&P® MidCap 400 Index on the basis of market values and industry diversification.  The Mid Cap Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s® and Standard & Poor’s® makes no representation regarding the advisability of investing in the Mid Cap Funds.

Performance.  The Mid Cap Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.  These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the Mid Cap Funds.  Annual fund operating expenses are estimates.  Investors purchasing Shares in the secondary market will not directly pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees (1) (paid directly by Authorized Participants):

Sales charges (loads):

None

Fixed transaction fee per order(2):

[]

Variable transaction fee per Creation Unit(3):

[]

Additional transaction charge if not settled

[]

through the Continuous Net Settlement

System of the National Securities Clearing

Corporation (NSCC)(4)

Annual Operating Expenses(5) (as a percentage of daily assets):

Mid Cap Bull 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(6)	0.00%
Other Expenses(7)	[]
Total Annual Operating Expenses	[]
Expense Waiver/Reimbursement	[]
Net Annual Operating Expenses(7)	[]

Mid Cap Bear 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(6)	0.00%
Other Expenses(7) (8)	[]
Total Annual Operating Expenses	[]
Expense Waiver/Reimbursement	[]
Net Annual Operating Expenses(7)	[]

(1)

When buying or selling Shares of the Fund through a broker, you will incur customary brokerage commissions and charges.

(2)

A fixed transaction fee of [] will be charged when you create or redeem Creation Units of the Mid Cap Funds regardless of the number  of Shares redeemed on the date of the transaction.

(3)

A variable transaction fee of up to []% of the value of each Creation Unit will be charged to offset costs associated with processing the order.

(4)

An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities.  Such transactions are allowed at the sole discretion of the Fund.

(5)

Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Mid Cap Funds for Other Expenses through [] for the Mid Cap Bull 3X Shares and the Mid Cap Bear 3X Shares to the extent that each Mid Cap Fund’s Net Annual Operating Expenses exceed []% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation).  Any expense waiver is subject to reimbursement by each Mid Cap Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.  This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(6)

The Mid Cap Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%.  No Rule 12b-1 fee is currently being charged to the Mid Cap Funds.

(7)

Other Expenses include administration, custodian, transfer agency and other customary fund expenses.

(8)

The Mid Cap Bear 3X Shares may take short positions in securities.  Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example

The table below is intended to help you compare the cost of investing in the Mid Cap Funds with the cost of investing in other funds.  Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary.  The Mid Cap Bull 3X Shares issues and redeems Shares in Creation Units principally on an in-kind basis.  The Mid Cap Bear 3X Shares issues and redeems Shares in Creation Units for cash.  Shares are issued and redeemed in Creation Unit aggregations only.  The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the Mid Cap Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares.  It also assumes that your investment has a 5% return each year and that the Mid Cap Funds’ operating expenses remain the same through each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Mid Cap Bull 3X Shares

1 Year	3 Years	5 Years	10 Years
[]	[]	[]	[]

Mid Cap Bear 3X Shares

1 Year	3 Years	5 Years	10 Years
[]	[]	[]	[]

Risks.  The principal risks of investing in the Mid Cap Funds are Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Adverse Market Conditions, Risks of Investing in Equity Securities, Credit Risk, Correlation Risk (Mid Cap Bull 3X Shares only), Risk of Investing in Small and Mid Capitalization Companies, Derivatives and Special Risks of Exchange-Traded Funds.

Additional risks of investing in the Mid Cap Bear 3X Shares are Risks of Shorting Instruments and inverse Correlation Risk.  For more information on the risks of the Mid Cap Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Russell 2000® Bull 3X Shares

Russell 2000® Bear 3X Shares

Investment Objective.  The Russell 2000® Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the Russell 2000® Index.  The Russell 2000® Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Russell 2000® Index.  (Collectively, the Russell 2000® Bull 3X Shares and the Russell 2000® Bear 3X Shares are referred to as the “Russell 2000® Funds.”)

Principal Investment Strategy.  The Russell 2000® Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Russell 2000® Index.  The Fund will also invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Russell 2000® Index.  The Russell 2000® Bear 3X Shares does not invest in equity securities.  Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Russell 2000® Index, and the remainder in Money Market Instruments.  On a day-to-day basis, the Russell 2000® Bull 3X Shares also holds Money Market Instruments.

Target Index.  The Russell 2000® Index is comprised of the smallest 2000 companies in the Russell 3000® Index.  As of November 30, 2007, the market capitalization of the companies included in the Russell 2000® Index was between $19 million and $7.5 billion.  The median capitalization was $600 million.  As of November 30, 2007, the average market capitalization of the companies included in the Russell 3000® Index was approximately $87.99 billion.  That compares to an average market capitalization of $1.38 billion for the Russel l 2000® Index at the same time. The smallest 2000 companies represent approximately 10% of the total market capitalization of the Russell 3000® Index.  The Frank Russell Company is not a sponsor of, or in any way affiliated with, the Russell 2000® Funds.

Performance.  The Russell 2000® Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.  These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the Russell 2000® Funds.  Annual fund operating expenses are estimates.  Investors purchasing Shares in the secondary market will not directly pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees(1) (paid directly by Authorized Participants):

Sales charges (loads):

None

Fixed transaction fee per order(2):

[]

Variable transaction fee per Creation Unit(3):

[]

Additional transaction charge if not settled

[]

through the Continuous Net Settlement

System of the National Securities Clearing

Corporation (NSCC)(4)

Annual Operating Expenses(5) (as a percentage of daily assets):

Russell 2000® Bull 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(6)	0.00%
Other Expenses(7)	[]
Total Annual Operating Expenses	[]
Expense Waiver/Reimbursement	[]
Net Annual Operating Expenses	[]

Russell 2000® Bear 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(6)	0.00%
Other Expenses(7)(8)	[]
Total Annual Operating Expenses	[]
Expense Waiver/Reimbursement	[]
Net Annual Operating Expenses	[]

(1)

When buying or selling Shares of the Fund through a broker, you will incur customary brokerage commissions and charges.

(2)

A fixed transaction fee of [] will be charged when you create or redeem Creation Units of the Russell 2000® Funds regardless of the number  of Shares redeemed on the date of the transaction.

(3)

A variable transaction fee of up to []% of the value of each Creation Unit will be charged to offset costs associated with processing the order.

(4)

An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities.  Such transactions are allowed at the sole discretion of the Fund.

(5)

Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Russell 2000® Funds for Other Expenses through [] for the Russell 2000® Bull 3X Shares and the Russell 2000® Bear 3X Shares to the extent that each Russell 2000® Fund’s Net Annual Operating Expenses exceed []% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation).  Any expense waiver is subject to reimbursement by each Russell 2000® Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.  This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(6)

The Russell 2000® Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%.  No Rule 12b-1 fee is currently being charged to the Russell 2000® Funds.

(7)

Other Expenses include administration, custodian, transfer agency and other customary fund expenses.

(8)

The Russell 2000® Bear 3X Shares may take short positions in securities.  Such additional expenses associated with these investments cannot be estimated at this time and, therefore, actual expenses may be higher than those shown.

Expense Example

The table below is intended to help you compare the cost of investing in the Russell 2000® Funds with the cost of investing in other funds.  Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary.  The Russell 2000® Bull 3X Shares issues and redeems Shares in Creation Units principally on an in-kind basis.  The Russell 2000® Bear 3X Shares issues and redeems Shares in Creation Units for cash.  Shares are issued and redeemed in Creation Unit aggregations only.  The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the Russell 2000® Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares.  It also assumes that your investment has a 5% return each year and that the Russell 2000® Funds’ operating expenses remain the same through each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Russell 2000® Bull 3X Shares

1 Year	3 Years	5 Years	10 Years
[]	[]	[]	[]

Russell 2000® Bear 3X Shares

1 Year	3 Years	5 Years	10 Years
[]	[]	[]	[]

Risks.  The principal risks of investing in the Russell 2000® Funds are Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Adverse Market Conditions, Risks of Investing in Equity Securities, Credit Risk, Risks of Investing in Small and Mid Capitalization Companies, Correlation Risk (Russell 2000® Bull 3X Shares only), Derivatives and Special Risks of Exchange-Traded Funds.

Additional risks of investing in the Russell 2000® Bear 3X Shares are Risks of Shorting Instruments and Inverse Correlation Risk.  For more information on the risks of the Russell 2000® Funds, including a description of each risk, please refer to the “Principal Risks” section above.

INTERNATIONAL FUNDS

Japan Bull 3X Shares

Japan Bear 3X Shares

Investment Objective.  The Japan Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the Nikkei® 225 Index (the “Japan Index”).  The Japan Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Japan Index.  (Collectively, the Japan Bull 3X Shares and the Japan Bear 3X Shares are referred to as the “Japan Funds.”)

Principal Investment Strategy.  The Japan Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Japan Index, including ADRs, EDRs and GDRs (collectively, “Depositary Receipts”).  The Fund will also invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Japan Index.  The Japan Bear 3X Shares does not invest in equity securities.  Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Japan Index, and the remainder in Money Market Instruments.  On a day-to-day basis, the Japan Bull 3X Shares also holds Money Market Instruments.

Target Index. The Nikkei® 225 Index is a price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange, which is comprised of large, blue chip companies.  The Nikkei® 225 was first published on May 16, 1949, and represents a broad cross-section of Japanese industries.  The Nikkei® 225 Index is not a sponsor of, or in any way affiliated with, the Japan Funds.

Performance.  The Japan Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.  These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the Japan Funds.  Annual fund operating expenses are estimates.  Investors purchasing Shares in the secondary market will not directly pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees(1) (paid directly by Authorized Participants):

Sales charges (loads):

None

Fixed transaction fee per order(2):

[]

Variable transaction fee per Creation Unit(3):

[]

Additional transaction charge if not settled

[]

through the Continuous Net Settlement

System of the National Securities Clearing

Corporation (NSCC)(4)

Annual Operating Expenses(5) (as a percentage of daily assets):

Japan Bull 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(6)	0.00%
Other Expenses(7)	[]
Total Annual Operating Expenses	[]
Expense Waiver/Reimbursement	[]
Net Annual Operating Expenses	[]

Japan Bear 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(6)	0.00%
Other Expenses(7) (8)	[]
Total Annual Operating Expenses	[]
Expense Waiver/Reimbursement	[]
Net Annual Operating Expenses	[]

(1)

When buying or selling Shares of the Fund through a broker, you will incur customary brokerage commissions and charges.

(2)

A fixed transaction fee of [ ] will be charged when you create or redeem Creation Units of the Japan Funds regardless of the number  of Shares redeemed on the date of the transaction.

(3)

A variable transaction fee of up to []% of the value of each Creation Unit will be charged to offset costs associated with processing the order.

(4)

An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities.  Such transactions are allowed at the sole discretion of the Fund.

(5)

Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Japan Funds for Other Expenses through [] for the Japan Bull 3X Shares and the Japan Bear 3X Shares to the extent that each Japan Fund’s Net Annual Operating Expenses exceed []% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation).  Any expense waiver is subject to reimbursement by each Japan Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.  This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(6)

The Japan Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%.  No Rule 12b-1 fee is currently being charged to the Japan Funds.

(7)

Other Expenses include administration, custodian, transfer agency and other customary fund expenses.

(8)

The Japan Bear 3X Shares may take short positions in securities.  Such additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the Japan Funds with the cost of investing in other funds.  Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary.  The Japan Bull 3X Shares issues and redeems Shares in Creation Units principally on an in-kind basis.  The Japan Bear 3X Shares issues and redeems Shares in Creation Units for cash.  Shares are issued and redeemed in Creation Unit aggregations only.  The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the Japan Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares.  It also assumes that your investment has a 5% return each year and that the Japan Funds’ operating expenses remain the same through each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Japan Bull 3X Shares

1 Year	3 Years	5 Years	10 Years
[]	[]	[]	[]

Japan Bear 3X Shares

1 Year	3 Years	5 Years	10 Years
[]	[]	[]	[]

Risks.  The principal risks of investing in the Japan Funds are Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Adverse Market Conditions, Risks of Investing in Equity Securities, Risks of Investing in Foreign Instruments, Geographic Concentration Risk, Currency Exchange Rates, Credit Risk, Valuation Time Risk, Correlation Risk (Japan Bull 3X Shares only), Risks Associated with Depository Receipts (Japan Bull 3X Shares only), Derivatives and Special Risks of Exchange-Traded Funds.

Additional risks of investing in the Japan Bear 3X Shares are Risks of Shorting Instruments and Inverse Correlation.  For more information on the risks of the Japan Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Also, it is important to note that Japan struggled economically after the sharp decline of its stock market in the early 1990’s and the future for the market remains uncertain.  Japan must deal with the costs of an aging population and the potential that aging workforce will impair productivity.  Japanese companies could be hurt by a failure to successfully implement significant proposed reforms to Japan’s economy and financial system.  Japanese stocks tend to be more volatile than the U.S. counterparts.

Developed Markets Bull 3X Shares

Developed Markets Bear 3X Shares

Investment Objective.  The Developed Markets Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the MSCI EAFE® Index (the “EAFE® Index”).  The Developed Markets Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the EAFE® Index.  (Collectively, the Developed Markets Bull 3X Shares and the Developed Markets Bear 3X Shares are referred to as the “Developed Markets Funds.”)

Principal Investment Strategy.  The Developed Markets Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the EAFE® Index, including Depositary Receipts.  The Fund will also invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the EAFE® Index.  The Developed Markets Bear 3X Shares does not invest in equity securities.  Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the EAFE® Index, and the remainder in Money Market Instruments.  On a day-to-day basis, the Developed Markets Bull 3X Shares also holds Money Market Instruments.

Target Index. The EAFE® Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.  As of September 30, 2007, the EAFE Index consisted of the following 20 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. MSCI®’ is not a sponsor of, or in any way affiliated with, the Developed Markets Funds.

Performance.  The Developed Markets Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.  These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the Developed Markets Funds.  Annual fund operating expenses are estimates.  Investors purchasing Shares in the secondary market will not directly pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees(1) (paid directly by Authorized Participants):

Sales charges (loads):

None

Fixed transaction fee per order(2):

[]

Variable transaction fee per Creation Unit(3):

[]

Additional transaction charge if not settled

[]

through the Continuous Net Settlement

System of the National Securities Clearing

Corporation (NSCC)(4)

Annual Operating Expenses(5) (as a percentage of daily assets):

Developed Markets Bull 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(6)	0.00%
Other Expenses(7)	[]
Total Annual Operating Expenses	[]
Expense Waiver/Reimbursement	[]
Net Annual Operating Expenses	[]

Developed Markets Bear 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(6)	0.00%
Other Expenses(7) (8)	[]
Total Annual Operating Expenses	[]
Expense Waiver/Reimbursement	[]
Net Annual Operating Expenses	[]

(1)

When buying or selling Shares of the Fund through a broker, you will incur customary brokerage commissions and charges.

(2)

A fixed transaction fee of [] will be charged when you create or redeem Creation Units of the Developed Markets Funds regardless of the number  of Shares redeemed on the date of the transaction.

(3)

A variable transaction fee of up to []% of the value of each Creation Unit will be charged to offset costs associated with processing the order.

(4)

An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities.  Such transactions are allowed at the sole discretion of the Fund.

(5)

Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Developed Markets Funds for Other Expenses through [] for the Developed Markets Bull 3X Shares and the Developed Markets Bear 3X Shares to the extent that each Developed Markets Fund’s Net Annual Operating Expenses exceed []% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation).  Any expense waiver is subject to reimbursement by each Developed Markets Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.  This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(6)

The Developed Markets Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%.  No Rule 12b-1 fee is currently being charged to the Developed Markets Funds.

(7)

Other Expenses include administration, custodian, transfer agency and other customary fund expenses.

(8)

The Developed Markets Bear 3X Shares may take short positions in securities.  Such additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the Developed Markets Funds with the cost of investing in other funds.  Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary.  The Developed Markets Bull 3X Shares issues and redeems Shares in Creation Units principally on an in-kind basis.  The Developed Markets Bear 3X Shares issues and redeems Shares in Creation Units for cash.  Shares are issued and redeemed in Creation Unit aggregations only.  The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the Developed Markets Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares.  It also assumes that your investment has a 5% return each year and that the Developed Markets Funds’ operating expenses remain the same through each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Developed Markets Bull 3X Shares

1 Year	3 Years	5 Years	10 Years
[]	[]	[]	[]

Developed Markets Bear 3X Shares

1 Year	3 Years	5 Years	10 Years
[]	[]	[]	[]

Risks.  The principal risks of investing in the Developed Markets Funds are Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Adverse Market Conditions, Risks of Investing in Equity Securities, Risks of Investing in Foreign Instruments, Currency Exchange Rates, Credit Risk, Valuation Time Risk, Correlation Risk (Developed Markets Bull 3X Shares only), Derivatives, Risks Associated with Depository Receipts (Developed Markets Bull 3X Shares only) and Special Risks of Exchange-Traded Funds.

Additional risks of investing in the Developed Markets Bear 3X Shares are Risks of Shorting Instruments and Inverse Correlation Risk.  For more information on the risks of the Developed Markets Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Emerging Markets Bull 3X Shares

Emerging Markets Bear 3X Shares

Investment Objective.  The Emerging Markets Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the MSCI Emerging Markets IndexSM (the “EM Index”).  The Emerging Markets Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the EM Index.  (Collectively, the Emerging Markets Bull 3X Shares and the Emerging Markets Bear 3X Shares are referred to as the “Emerging Funds.”)

The term “emerging market” refers to an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions.  Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

Principal Investment Strategy.  The Emerging Markets Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the EM Index, including Depositary Receipts.  The Fund will also invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the EM Index.  The Emerging Markets Bear 3X Shares does not invest in equity securities.  Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the EM Index, and the remainder in Money Market Instruments.  On a day-to-day basis, the Emerging Markets Bull 3X Shares also holds Money Market Instruments.

Target Index. The EM Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of September 30, 2007, the EM Index consisted of the following 21 emerging market country indices: Argentina, Brazil, Chile, China, Czech Republic, Egypt, Hong Kong, Hungary, India, Indonesia, Israel, Malaysia, Mexico, Peru, Philippines, Russia, South Africa, South Korea, Taiwan, Thailand and Turkey. MSCI® is not a sponsor of, or in any way affiliated with, the Emerging Funds.

Performance.  The Emerging Markets Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.  These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the Emerging Funds.  Annual fund operating expenses are estimates.  Investors purchasing Shares in the secondary market will not directly pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees(1) (paid directly by Authorized Participants):

Sales charges (loads):

None

Fixed transaction fee per order(2):

[]

Variable transaction fee per Creation Unit(3):

[]

Additional transaction charge if not settled

[]

through the Continuous Net Settlement

System of the National Securities Clearing

Corporation (NSCC)(4)

Annual Operating Expenses(5) (as a percentage of daily assets):

Emerging Markets Bull 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(6)	0.00%
Other Expenses(7)	[]
Total Annual Operating Expenses	[]
Expense Waiver/Reimbursement	[]
Net Annual Operating Expenses	[]

Emerging Markets Bear 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(6)	0.00%
Other Expenses(7) (8)	[]
Total Annual Operating Expenses	[]
Expense Waiver/Reimbursement	[]
Net Annual Operating Expenses	[]

(1)

When buying or selling Shares of the Fund through a broker, you will incur customary brokerage commissions and charges.

(2)

A fixed transaction fee of [] will be charged when you create or redeem Creation Units of the Emerging Funds, regardless of the number  of Shares redeemed on the date of the transaction.

(3)

A variable transaction fee of up to []% of the value of each Creation Unit will be charged to offset costs associated with processing the order.

(4)

An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities.  Such transactions are allowed at the sole discretion of the Fund.

(5)

Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Emerging Funds for Other Expenses through [] for the Emerging Markets Bull 3X Shares and the Emerging Markets Bear 3X Shares to the extent that each Emerging Fund’s Net Annual Operating Expenses exceed []% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation).  Any expense waiver is subject to reimbursement by each Emerging Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.  This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(6)

The Emerging Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%.  No Rule 12b-1 fee is currently being charged to the Emerging Funds.

(7)

Other Expenses include administration, custodian, transfer agency and other customary fund expenses.

(8)

The Emerging Markets Bear 3X Shares may take short positions in securities.  Such additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the Emerging Funds with the cost of investing in other funds.  Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary.  The Emerging Markets Bull 3X Shares issues and redeems Shares in Creation Units principally on an in-kind basis.  The Emerging Markets Bear 3X Shares issues and redeems Shares in Creation Units for cash.  Shares are issued and redeemed in Creation Unit aggregations only.  The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the Emerging Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares.  It also assumes that your investment has a 5% return each year and that the Emerging Funds’ operating expenses remain the same through each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Emerging Markets Bull 3X Shares

1 Year	3 Years	5 Years	10 Years
[]	[]	[]	[]

Emerging Markets Bear 3X Shares

1 Year	3 Years	5 Years	10 Years
[]	[]	[]	[]

Risks.  The principal risks of investing in the Emerging Funds are Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Adverse Market Conditions, Risks of Investing in Equity Securities, Risks of Investing in Foreign Instruments, Currency Exchange Rates, Credit Risk, Valuation Time Risk, Risks of Investing in Emerging Markets Instruments, Correlation Risk (Emerging Markets Bull 3X Shares only), Risks Associated with Depository Receipts (Emerging Markets Bull 3X Shares only), Derivatives and Special Risks of Exchange-Traded Funds.

Additional risks of investing in the Emerging Markets Bear 3X Shares are Risks of Shorting Instruments and Inverse Correlation Risk.  For more information on the risks of the Emerging Funds, including a description of each risk, please refer to the “Principal Risks” section above.

BRIC Bull 3X Shares

BRIC Bear 3X Shares

Investment Objective.  The BRIC Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the S&P® BRIC 40 Index.  The BRIC Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the S&P® BRIC 40 Index. (Collectively, the BRIC Bull 3X Shares and the BRIC Bear 3X Shares are referred to as the “BRIC Funds”).

Each of the four countries included in the S&P® BRIC 40 Index – Brazil, Russia, India and China - is considered an “emerging market.”  The term “emerging market” refers to an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions.  Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

Principal Investment Strategy.  The BRIC Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the S&P® BRIC 40 Index, including Depositary Receipts.  The Fund will also invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the S&P® BRIC 40 Index.  The BRIC Bear 3X Shares does not invest in equity securities.  Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the S&P® BRIC 40 Index, and the remainder in Money Market Instruments.  On a day-to-day basis, the BRIC Bu ll 3X Shares also holds Money Market Instruments.

Target Index.  The S&P® BRIC 40 Index invests in the top 10 exchange-listed stocks for each of the four BRIC nations.  To be eligible for the S&P® BRIC 40 Index, companies from Brazil, Russia, India and China must have a float-adjusted market capitalization above $1 billion, a three-month average daily value traded above $5 million and a developed market listing.  The companies with the highest market capitalization are then chosen.  The index is rebalanced once per year in December.  The BRIC Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s® and Standard & Poor’s® makes no representation regarding the advisability of investing in the BRIC Funds.

Performance.  The BRIC Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.  These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the BRIC Funds.  Annual fund operating expenses are estimates.  Investors purchasing Shares in the secondary market will not directly pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees(1) (paid directly by Authorized Participants):

Sales charges (loads):

None

Fixed transaction fee per order(2):

[]

Variable transaction fee per Creation Unit(3):

[]

Additional transaction charge if not settled

[]

through the Continuous Net Settlement

System of the National Securities Clearing

Corporation (NSCC)(4)

Annual Operating Expenses(5) (as a percentage of daily assets):

BRIC Bull 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(6)	0.00%
Other Expenses(7)	[]
Total Annual Operating Expenses	[]
Expense Waiver/Reimbursement	[]
Net Annual Operating Expenses	[]

BRIC Bear 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(6)	0.00%
Other Expenses(7) (8)	[]
Total Annual Operating Expenses	[]
Expense Waiver/Reimbursement	[]
Net Annual Operating Expenses	[]

(1)

When buying or selling Shares of the Fund through a broker, you will incur customary brokerage commissions and charges.

(2)

A fixed transaction fee of [] will be charged when you create or redeem Creation Units of the BRIC Funds regardless of the number  of Shares redeemed on the date of the transaction.

(3)

A variable transaction fee of up to []% of the value of each Creation Unit will be charged to offset costs associated with processing the order.

(4)

An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities.  Such transactions are allowed at the sole discretion of the Fund.

(5)

Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the BRIC Funds for Other Expenses through [] for the BRIC Bull 3X Shares and the BRIC Bear 3X Shares to the extent that each BRIC Fund’s Net Annual Operating Expenses exceed []% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation).  Any expense waiver is subject to reimbursement by each BRIC Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.  This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(6)

The BRIC Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%.  No Rule 12b-1 fee is currently being charged to the BRIC Funds.

(7)

Other Expenses include administration, custodian, transfer agency and other customary fund expenses.

(8)

The BRIC Bear 3X Shares may take short positions in securities.  Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the BRIC Funds with the cost of investing in other funds.  Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary.  The BRIC Bull 3X Shares issues and redeems Shares in Creation Units principally on an in-kind basis.  The BRIC Bear 3X Shares issues and redeems Shares in Creation Units for cash.  Shares are issued and redeemed in Creation Unit aggregations only.  The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the BRIC Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares.  It also assumes that your investment has a 5% return each year and that the BRIC Funds’ operating expenses remain the same through each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

BRIC Bull 3X Shares

1 Year	3 Years	5 Years	10 Years
[]	[]	[]	[]

BRIC Bear 3X Shares

1 Year	3 Years	5 Years	10 Years
[]	[]	[]	[]

Risks.  The principal risks of investing in the BRIC Funds are Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Adverse Market Conditions, Risks of Investing in Equity Securities, Risks of Investing in Foreign Instruments, Currency Exchange Rates, Risks of Investing in Emerging Markets Instruments, Credit Risk, Concentration Risk, Valuation Time Risk, Geographic Concentration Risk, Correlation Risk (BRIC Bull 3X Shares only), Risks Associated with Depository Receipts (BRIC Bull 3X Shares only), Derivatives and Special Risks of Exchange-Traded Funds.

Additional risks of investing in the BRIC Bear 3X Shares are Risks of Shorting Instruments and Inverse Correlation Risk.  For more information on the risks of the BRIC Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Also, it is important to understand the risks in each of the four countries comprising the BRIC Index.

Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of the currency of Brazil.  These factors have led to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices.

China is a totalitarian country and the central government has historically exercised substantial control over virtually every sector of the Chinese economy.  Government power raises the risk of nationalization, expropriation, or confiscation of property. The legal system is still developing and the ability to obtain or enforce judgments is uncertain.  China’s relationship with Taiwan is poor and the possibility of military action exists.  China differs, often unfavorably, from more developed countries in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others.

India has substantial governmental involvement in the economy, higher rates of inflation and greater political, economic and social uncertainty.  Furthermore, future actions of the Indian Government or religious and ethnic unrest could have a significant impact on the economy.  Finally, the relationship between Pakistan and India remains delicate and a cause for concern.

Russia is undergoing dramatic economic, political and social changes and investments in Russian securities may be affected unfavorably by political developments, social instability, changes in government policies, and other political and economic developments.  The absence of developed legal structures governing private or foreign investments and private property makes expropriation of property or loss of property through fraud or negligence possible. The Russia central government retains considerable control, directly and indirectly, over the private sector and government action may negatively impact the Fund’s investment portfolio through a range of possible actions. Russia remains a commodity-based economy, and declines in the prices of commodities will cause declines in the value of Russian securities.

China Bull 3X Shares

China Bear 3X Shares

Investment Objective.  The China Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the FTSE/Xinhua China 25 Index. The China Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the FTSE/Xinhua China 25 Index. (Collectively, the China Bull 3X Shares and China Bear 3X Shares are referred to as the “China Funds”).

China is considered an “emerging market.”  The term “emerging market” refers to an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions.  Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

Principal Investment Strategy.  The China Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the FTSE/Xinhua China 25 Index, including Depositary Receipts.  The Fund will also invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the FTSE/Xinhua China 25 Index.  The China Bear 3X Shares does not invest in equity securities.  Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the FTSE/Xinhua China 25 Index, and the remainder in Money Market Instruments.  On a day-to-day basis, the China Bull 3X Shares also holds Money Market Instruments.

Target Index.  The FTSE/Xinhua China 25 Index consists of 25 of the largest and most liquid companies available to international investors traded on the Hong Kong Stock Exchange.  The Index is weighted based on the total market value of each company so that companies with higher total market values generally have a higher representation in the Index.  FTSE Xinhua Index Limited is not a sponsor of, or in any way affiliated with, the China Funds.

Performance.  The China Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.  These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the China Funds.  Annual fund operating expenses are estimates.  Investors purchasing Shares in the secondary market will not directly pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees(1) (paid directly by Authorized Participants):

Sales charges (loads):

None

Fixed transaction fee per order(2):

[]

Variable transaction fee per Creation Unit(3):

[]

Additional transaction charge if not settled

[]

through the Continuous Net Settlement

System of the National Securities Clearing

Corporation (NSCC)(4)

Annual Operating Expenses(5) (as a percentage of daily assets):

China Bull 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(6)	0.00%
Other Expenses(7)	[]
Total Annual Operating Expenses	[]
Expense Waiver/Reimbursement	[]
Net Annual Operating Expenses	[]

China Bear 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(6)	0.00%
Other Expenses(7) (8)	[]
Total Annual Operating Expenses	[]
Expense Waiver/Reimbursement	[]
Net Annual Operating Expenses	[]

(1)

When buying or selling Shares of the Fund through a broker, you will incur customary brokerage commissions and charges.

(2)

A fixed transaction fee of [] will be charged when you create or redeem Creation Units of the China Funds regardless of the number  of Shares redeemed on the date of the transaction.

(3)

A variable transaction fee of up to []% of the value of each Creation Unit will be charged to offset costs associated with processing the order.

(4)

An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities.  Such transactions are allowed at the sole discretion of the Fund.

(5)

Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the China Funds for Other Expenses through [] for the China Bull 3X Shares and the China Bear 3X Shares to the extent that each China Fund’s Net Annual Operating Expenses exceed []% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation).  Any expense waiver is subject to reimbursement by each China Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.  This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(6)

The China Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%.  No Rule 12b-1 fee is currently being charged to the China Funds.

(7)

Other Expenses include administration, custodian, transfer agency and other customary fund expenses.

(8)

The China Bear 3X Shares may take short positions in securities.  Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the China Funds with the cost of investing in other funds.  Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary.  The China Bull 3X Shares issues and redeems Shares in Creation Units principally on an in-kind basis.  The China Bear 3X Shares issues and redeems Shares in Creation Units for cash.  Shares are issued and redeemed in Creation Unit aggregations only.  The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the China Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares.  It also assumes that your investment has a 5% return each year and that the China Funds’ operating expenses remain the same through each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

China Bull 3X Shares

1 Year	3 Years	5 Years	10 Years
[]	[]	[]	[]

China Bear 3X Shares

1 Year	3 Years	5 Years	10 Years
[]	[]	[]	[]

Risks.  The principal risks of investing in the China Fundss are Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Adverse Market Conditions, Risks of Investing in Equity Securities, Risks of Investing in Foreign Instruments, Currency Exchange Rates, Risks of Investing in Emerging Markets Instruments, Credit Risk, Concentration Risk, Valuation Time Risk, Geographic Concentration Risk, Correlation Risk (China Bull 3X Shares only), Risks Associated with Depository Receipts (China Bull 3X Shares only), Derivatives and Special Risks of Exchange-Traded Funds.

Additional risks of investing in the China Bear 3X Shares are Risks of Shorting Instruments and Inverse Correlation Risk.  For more information on the China Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Also, it is important to note that China is a totalitarian country and the central government has historically exercised substantial control over virtually every sector of the Chinese economy.  Government power raises the risk of nationalization, expropriation, or confiscation of property. The legal system is still developing and the ability to obtain or enforce judgments is uncertain.  China’s relationship with Taiwan is poor and the possibility of military action exists.  China differs, often unfavorably, from more developed countries in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others.

India Bull 3X Shares

India Bear 3X Shares

Investment Objective.  The India Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the Indus India Index (“India Index”). The India Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the India Index. (Collectively, the India Bull 3X Shares and India Bear 3X Shares are referred to as the “India Funds”).

India is considered an “emerging market.”  The term “emerging market” refers to an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions.  Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

Principal Investment Strategy.  The India Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the India Index, including Depositary Receipts.  The Fund will also invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the India Index.  The India Bear 3X Shares does not invest in equity securities.  Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the India Index, and the remainder in Money Market Instruments.  On a day-to-day basis, the India Bull 3X Shares also holds Money Market Instruments.

Target Index. The Indus India Index, which is designed to replicate the Indian equity markets as a whole, through a group of 50 Indian stocks selected from a universe of the largest companies listed on two major Indian exchanges. The India Index has 50 constituents, spread among the following sectors: Information Technology, Health Services, Financial Services, Heavy Industry, Consumer Products and Other. The India Index is supervised by an index committee, comprised of representatives of the Index Provider and members of academia specializing in emerging markets.

Performance.  The India Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.  These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the India Funds.  Annual fund operating expenses are estimates.  Investors purchasing Shares in the secondary market will not directly pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees(1) (paid directly by Authorized Participants):

Sales charges (loads):

None

Fixed transaction fee per order(2):

[]

Variable transaction fee per Creation Unit(3):

[]

Additional transaction charge if not settled

[]

through the Continuous Net Settlement

System of the National Securities Clearing

Corporation (NSCC)(4)

Annual Operating Expenses(5) (as a percentage of daily assets):

India Bull 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(6)	0.00%
Other Expenses(7)	[]
Total Annual Operating Expenses	[]
Expense Waiver/Reimbursement	[]
Net Annual Operating Expenses	[]

India Bear 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(6)	0.00%
Other Expenses(7) (8)	[]
Total Annual Operating Expenses	[]
Expense Waiver/Reimbursement	[]
Net Annual Operating Expenses	[]

(1)

When buying or selling Shares of the Fund through a broker, you will incur customary brokerage commissions and charges.

(2)

A fixed transaction fee of [] will be charged when you create or redeem Creation Units of the India Funds regardless of the number  of Shares redeemed on the date of the transaction.

(3)

A variable transaction fee of up to []% of the value of each Creation Unit will be charged to offset costs associated with processing the order.

(4)

An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities.  Such transactions are allowed at the sole discretion of the Fund.

(5)

Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the India Funds for Other Expenses through [] for the India Bull 3X Shares and the India Bear 3X Shares to the extent that each India Fund’s Net Annual Operating Expenses exceed []% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation).  Any expense waiver is subject to reimbursement by each India Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.  This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(6)

The India Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%.  No Rule 12b-1 fee is currently being charged to the India Funds.

(7)

Other Expenses include administration, custodian, transfer agency and other customary fund expenses.

(8)

The India Bear 3X Shares may take short positions in securities.  Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the India Funds with the cost of investing in other funds.  Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary.  The India Bull 3X Shares issues and redeems Shares in Creation Units principally on an in-kind basis.  The India Bear 3X Shares issues and redeems Shares in Creation Units for cash.  Shares are issued and redeemed in Creation Unit aggregations only.  The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the India Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares.  It also assumes that your investment has a 5% return each year and that the India Funds’ operating expenses remain the same through each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

India Bull 3X Shares

1 Year	3 Years	5 Years	10 Years
[]	[]	[]	[]

India Bear 3X Shares

1 Year	3 Years	5 Years	10 Years
[]	[]	[]	[]

Risks.  The principal risks of investing in the India Fundss are Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Adverse Market Conditions, Risks of Investing in Equity Securities, Risks of Investing in Foreign Instruments, Currency Exchange Rates, Risks of Investing in Emerging Markets Instruments, Credit Risk, Concentration Risk, Valuation Time Risk, Geographic Concentration Risk, Correlation Risk (India Bull 3X Shares only), Risks Associated with Depository Receipts (India Bull 3X Shares only), Derivatives and Special Risks of Exchange-Traded Funds.

Additional risks of investing in the India Bear 3X Shares are Risks of Shorting Instruments and Inverse Correlation Risk.  For more information on the India Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Also, in is important to note that India has substantial governmental involvement in the economy, higher rates of inflation and greater political, economic and social uncertainty.  Furthermore, future actions of the Indian Government or religious and ethnic unrest could have a significant impact on the economy. Finally, the relationship between Pakistan and India remains delicate and a cause for concern.

Latin America Bull 3X Shares

Latin America Bear 3X Shares

Investment Objective.  The Latin America Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the S&P® Latin America Index (“Latin America Index”). The Latin America Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Latin America Index. (Collectively, the Latin America Bull 3X Shares and Latin America Bear 3X Shares are referred to as the “Latin America Funds”).

Latin America is considered an “emerging market.”  The term “emerging market” refers to an economy that is in the initial stages of industrialization and has been historically marked by low per capita income and lack of capital market transparency, but appears to be implementing political and/or market reforms resulting in greater capital market transparency, increased access for foreign investors and generally improved economic conditions.  Emerging markets have the potential for significantly higher or lower rates of return and carry greater risks than more developed economies.

Principal Investment Strategy.  The Latin America Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Latin America Index, including Depositary Receipts.  The Fund will also invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Latin America Index.  The Latin America Bear 3X Shares does not invest in equity securities.  Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Latin America Index, and the remainder in Money Market Instruments.  On a day-to-day basis, the Latin America Bull 3X Shares also holds Money Market Instruments.

Target Index. The S&P® Latin America Index includes highly liquid securities from major economic sectors of the Mexican and South American equity markets.  Companies from Mexico, Brazil, Argentina, and Chile are represented in this index.  Representing approximately 70% of each country’s market capitalization, this index provides coverage of the large cap, liquid constituents of each key country in Latin America.  The Latin America Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s® and Standard & Poor’s® makes no representation regarding the advisability of investing in the Latin America Funds.

Performance.  The Latin America Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.  These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the Latin America Funds.  Annual fund operating expenses are estimates.  Investors purchasing Shares in the secondary market will not directly pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees(1) (paid directly by Authorized Participants):

Sales charges (loads):

None

Fixed transaction fee per order(2):

[]

Variable transaction fee per Creation Unit(3):

[]

Additional transaction charge if not settled

[]

through the Continuous Net Settlement

System of the National Securities Clearing

Corporation (NSCC)(4)

Annual Operating Expenses(5) (as a percentage of daily assets):

Latin America Bull 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(6)	0.00%
Other Expenses(7)	[]
Total Annual Operating Expenses	[]
Expense Waiver/Reimbursement	[]
Net Annual Operating Expenses	[]

Latin America Bear 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(6)	0.00%
Other Expenses(7) (8)	[]
Total Annual Operating Expenses	[]
Expense Waiver/Reimbursement	[]
Net Annual Operating Expenses	[]

(1)

When buying or selling Shares of the Fund through a broker, you will incur customary brokerage commissions and charges.

(2)

A fixed transaction fee of [] will be charged when you create or redeem Creation Units of the Latin America Fundss regardless of the number  of Shares redeemed on the date of the transaction.

(3)

A variable transaction fee of up to []% of the value of each Creation Unit will be charged to offset costs associated with processing the order.

(4)

An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities.  Such transactions are allowed at the sole discretion of the Fund.

(5)

Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Latin America Funds for Other Expenses through [] for the Latin America Bull 3X Shares and the Latin America Bear 3X Shares to the extent that each Latin America Fund’s Net Annual Operating Expenses exceed []% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation).  Any expense waiver is subject to reimbursement by each Latin America Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.  This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(6)

The Latin America Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%.  No Rule 12b-1 fee is currently being charged to the Latin America Funds.

(7)

Other Expenses include administration, custodian, transfer agency and other customary fund expenses.

(8)

The Latin America Bear 3X Shares may take short positions in securities.  Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the Latin America Funds with the cost of investing in other funds.  Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary.  The Latin America Bull 3X Shares issues and redeems Shares in Creation Units principally on an in-kind basis.  The Latin America Bear 3X Shares issues and redeems Shares in Creation Units for cash.  Shares are issued and redeemed in Creation Unit aggregations only.  The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the Latin America Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares.  It also assumes that your investment has a 5% return each year and that the Latin America Funds’ operating expenses remain the same through each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Latin America Bull 3X Shares

1 Year	3 Years	5 Years	10 Years
[]	[]	[]	[]

Latin America Bear 3X Shares

1 Year	3 Years	5 Years	10 Years
[]	[]	[]	[]

Risks.  The principal risks of investing in the Latin America Funds are Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Adverse Market Conditions, Risks of Investing in Equity Securities, Risks of Investing in Foreign Instruments, Currency Exchange Rates, Risks of Investing in Emerging Markets Instruments, Credit Risk, Concentration Risk, Valuation Time Risk, Geographic Concentration Risk, Correlation Risk (Latin America Bull 3X Shares only), Derivatives, Risks Associated with Depository Receipts (Latin America Bull 3X Shares only), and Special Risks of Exchange-Traded Funds.

Additional risks of investing in the Latin America Bear 3X Shares are Risks of Shorting Instruments and Inverse Correlation Risk.  For more information on the Latin America Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Also, it is important to note that Latin America has generally been characterized by substantial economic instability resulting from, among other things, political unrest, high interest and inflation rates, currency devaluations and government deficits.  The economies of Latin America are heavily dependent on the health of the U.S. economy and, because commodities such as oil and gas, minerals, and metals, represent a significant percentage of the region’s exports, the economies of Latin American countries are sensitive to fluctuations in commodity prices.  The economies of the countries in the region may be impacted by the policies or economic problems of other Latin American countries.  As a result of these factors, an investment in the Latin America Funds may experience significant volatility.

SPECIALTY FUNDS

Commodity Bull 3X Shares

Commodity Bear 3X Shares

Investment Objective.  The Commodity Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the Morgan Stanley® Commodity Related Equity Index (“Commodity Index”). The Commodity Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Commodity Index. (Collectively, the Commodity Bull 3X Shares and Commodity Bear 3X Shares are referred to as the “Commodity Funds”).

Principal Investment Strategy.  The Commodity Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Commodity Index.  The Fund will also invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Commodity Index.  The Commodity Bear 3X Shares does not invest in equity securities.  Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Commodity Index, and the remainder in Money Market Instruments.  On a day-to-day basis, the Commodity Bull 3X Shares also holds Money Market Instruments.

Target Index. The Morgan Stanley® Commodity Related Equity Index is an equal-dollar weighted index of 20 stocks involved in commodity-related industries such as energy, non-ferrous metals, agriculture and forest products.  Morgan Stanley® is not a sponsor of, or in any way affiliated with, the Commodity Funds.

Performance.  The Commodity Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.  These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the Commodity Funds.  Annual fund operating expenses are estimates.  Investors purchasing Shares in the secondary market will not directly pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees(1) (paid directly by Authorized Participants):

Sales charges (loads):

None

Fixed transaction fee per order(2):

[]

Variable transaction fee per Creation Unit(3):

[]

Additional transaction charge if not settled

[]

through the Continuous Net Settlement

System of the National Securities Clearing

Corporation (NSCC)(4)

Annual Operating Expenses(5) (as a percentage of daily assets):

Commodity Bull 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(6)	0.00%
Other Expenses(7)	[]
Total Annual Operating Expenses	[]
Expense Waiver/Reimbursement	[]
Net Annual Operating Expenses	[]

Commodity Bear 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(6)	0.00%
Other Expenses(7) (8)	[]
Total Annual Operating Expenses	[]
Expense Waiver/Reimbursement	[]
Net Annual Operating Expenses	[]

(1)

When buying or selling Shares of the Fund through a broker, you will incur customary brokerage commissions and charges.

(2)

A fixed transaction fee of [] will be charged when you create or redeem Creation Units of the Commodity Funds regardless of the number  of Shares redeemed on the date of the transaction.

(3)

A variable transaction fee of up to []% of the value of each Creation Unit will be charged to offset costs associated with processing the order.

(4)

An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities.  Such transactions are allowed at the sole discretion of the Fund.

(5)

Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Commodity Funds for Other Expenses through [] for the Commodity Bull 3X Shares and the Commodity Bear 3X Shares to the extent that each Commodity Fund’s Net Annual Operating Expenses exceed []% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation).  Any expense waiver is subject to reimbursement by each Commodity Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.  This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(6)

The

Commodity Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%.  No Rule 12b-1 fee is currently being charged to the Commodity Funds.

(7)

Other Expenses include administration, custodian, transfer agency and other customary fund expenses.

(8)

The Commodity Bear 3X Shares may take short positions in securities.  Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the Commodity Funds with the cost of investing in other funds.  Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary.  The Commodity Bull 3X Shares issues and redeems Shares in Creation Units principally on an in-kind basis.  The Commodity Bear 3X Shares issues and redeems Shares in Creation Units for cash.  Shares are issued and redeemed in Creation Unit aggregations only.  The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the Commodity Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares.  It also assumes that your investment has a 5% return each year and that the Commodity Funds’ operating expenses remain the same through each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Commodity Bull 3X Shares

1 Year	3 Years	5 Years	10 Years
[]	[]	[]	[]

Commodity Bear 3X Shares

1 Year	3 Years	5 Years	10 Years
[]	[]	[]	[]

Risks.  The principal risks of investing in the Commodity Funds are Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Adverse Market Conditions, Credit Risks, Concentration Risk, Risks of Investing in Equity Securities, Correlation Risk (Commodity Bull 3X Shares only), Derivatives and Special Risks of Exchange-Traded Funds.

Additional risks of investing in the Commodity Bear 3X Shares are Risks of Shorting Instruments and Inverse Correlation Risk.  For more information on the Commodity Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Energy Bull 3X Shares

Energy Bear 3X Shares

Investment Objective.  The Energy Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the Energy Select Sector Index (“Energy Index”). The Energy Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Energy Index. (Collectively, the Energy Bull 3X Shares and Energy Bear 3X Shares are referred to as the “Energy Funds”).

Principal Investment Strategy.  The Energy Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Energy Index.  The Fund will also invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Energy Index.  The Energy Bear 3X Shares does not invest in equity securities.  Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Energy Index, and the remainder in Money Market Instruments.  On a day-to-day basis, the Energy Bull 3X Shares also holds Money Market Instruments.

Target Index. The Energy Select Sector Index is a modified market capitalization-based index intended to track the movements of companies that are components of the S&P 500® and are involved in the development or production of energy products.  Energy companies in the Energy Select Sector Index develop and produce crude oil and natural gas and provide drilling and other energy related services.   The Energy Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s® and Standard & Poor’s® makes no representation regarding the advisability of investing in the Oil & Gas Funds.

Performance.  The Energy Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.  These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the Energy Funds.  Annual fund operating expenses are estimates.  Investors purchasing Shares in the secondary market will not directly pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees(1) (paid directly by Authorized Participants):

Sales charges (loads):

None

Fixed transaction fee per order(2):

[]

Variable transaction fee per Creation Unit(3):

[]

Additional transaction charge if not settled

[]

through the Continuous Net Settlement

System of the National Securities Clearing

Corporation (NSCC)(4)

Annual Operating Expenses(5) (as a percentage of daily assets):

Energy Bull 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(6)	0.00%
Other Expenses(7)	[]
Total Annual Operating Expenses	[]
Expense Waiver/Reimbursement	[]
Net Annual Operating Expenses	[]

Energy Bear 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(6)	0.00%
Other Expenses(7) (8)	[]
Total Annual Operating Expenses	[]
Expense Waiver/Reimbursement	[]
Net Annual Operating Expenses	[]

(1)

When buying or selling Shares of the Fund through a broker, you will incur customary brokerage commissions and charges.

(2)

A fixed transaction fee of [] will be charged when you create or redeem Creation Units of the Energy Funds regardless of the number  of Shares redeemed on the date of the transaction.

(3)

A variable transaction fee of up to []% of the value of each Creation Unit will be charged to offset costs associated with processing the order.

(4)

An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities.  Such transactions are allowed at the sole discretion of the Fund.

(5)

Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Energy Funds for Other Expenses through [] for the Energy Bull 3X Shares and the Energy Bear 3X Shares to the extent that each Energy Fund’s Net Annual Operating Expenses exceed []% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation).  Any expense waiver is subject to reimbursement by each Energy Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.  This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(6)

The

Energy Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%.  No Rule 12b-1 fee is currently being charged to the Energy Funds.

(7)

Other Expenses include administration, custodian, transfer agency and other customary fund expenses.

(8)

The Energy Bear 3X Shares may take short positions in securities.  Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the Energy Funds with the cost of investing in other funds.  Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary.  The Energy Bull 3X Shares issues and redeems Shares in Creation Units principally on an in-kind basis.  The Energy Bear 3X Shares issues and redeems Shares in Creation Units for cash.  Shares are issued and redeemed in Creation Unit aggregations only.  The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the Energy Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares.  It also assumes that your investment has a 5% return each year and that the Energy Funds’ operating expenses remain the same through each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Energy Bull 3X Shares

1 Year	3 Years	5 Years	10 Years
[]	[]	[]	[]

Energy Bear 3X Shares

1 Year	3 Years	5 Years	10 Years
[]	[]	[]	[]

Risks.  The principal risks of investing in the Energy Funds are Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Adverse Market Conditions, Credit Risks, Concentration Risk, Derivatives, Risks of Investing in Equity Securities, Correlation Risk (Energy Bull 3X Shares only) and Special Risks of Exchange-Traded Funds.

Additional risks of investing in the Energy Bear 3X Shares are Risks of Shorting Instruments and Inverse Correlation Risk.  For more information on the Energy Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Financial Bull 3X Shares

Financial Bear 3X Shares

Investment Objective.  The Financial Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the Financial Select Sector Index (“Financial Index”). The Financial Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Financial Index. (Collectively, the Financial Bull 3X Shares and Financial Bear 3X Shares are referred to as the “Financial Funds”).

Principal Investment Strategy.  The Financial Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Financial Index.  The Fund will also invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Financial Index.  The Financial Bear 3X Shares does not invest in equity securities.  Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Financial Index, and the remainder in Money Market Instruments.  On a day-to-day basis, the Financial Bull 3X Shares also holds Money Market Instruments.

Target Index. The Financial Select Sector Index is a modified capitalization-weighted index intended to track the movements of companies that are components of the S&P 500® and are involved in the development or production of financial products.  The index had 85 members as of April 30, 2006 with an average market capitalization of $30.5 billion.  The Financial Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s® and Standard & Poor’s® makes no representation regarding the advisability of investing in the Financial Funds.

Performance.  The Financial Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.  These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the Financial Funds.  Annual fund operating expenses are estimates.  Investors purchasing Shares in the secondary market will not directly pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees(1) (paid directly by Authorized Participants):

Sales charges (loads):

None

Fixed transaction fee per order(2):

[]

Variable transaction fee per Creation Unit(3):

[]

Additional transaction charge if not settled

[]

through the Continuous Net Settlement

System of the National Securities Clearing

Corporation (NSCC)(4)

Annual Operating Expenses(5) (as a percentage of daily assets):

Financial Bull 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(6)	0.00%
Other Expenses(7)	[]
Total Annual Operating Expenses	[]
Expense Waiver/Reimbursement	[]
Net Annual Operating Expenses	[]

Financial Bear 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(6)	0.00%
Other Expenses(7) (8)	[]
Total Annual Operating Expenses	[]
Expense Waiver/Reimbursement	[]
Net Annual Operating Expenses	[]

(1)

When buying or selling Shares of the Fund through a broker, you will incur customary brokerage commissions and charges.

(2)

A fixed transaction fee of [] will be charged when you create or redeem Creation Units of the Financial Funds regardless of the number  of Shares redeemed on the date of the transaction.

(3)

A variable transaction fee of up to []% of the value of each Creation Unit will be charged to offset costs associated with processing the order.

(4)

An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities.  Such transactions are allowed at the sole discretion of the Fund.

(5)

Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Financial Funds for Other Expenses through [] for the Financial Bull 3X Shares and the Financial Bear 3X Shares to the extent that each Financial Fund’s Net Annual Operating Expenses exceed []% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation).  Any expense waiver is subject to reimbursement by each Financial Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.  This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(6)

The

Financial Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%.  No Rule 12b-1 fee is currently being charged to the Financial Funds.

(7)

Other Expenses include administration, custodian, transfer agency and other customary fund expenses.

(8)

The Financial Bear 3X Shares may take short positions in securities.  Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the Financial Funds with the cost of investing in other funds.  Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary.  The Financial Bull 3X Shares issues and redeems Shares in Creation Units principally on an in-kind basis.  The Financial Bear 3X Shares issues and redeems Shares in Creation Units for cash.  Shares are issued and redeemed in Creation Unit aggregations only.  The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the Financial Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares.  It also assumes that your investment has a 5% return each year and that the Financial Funds’ operating expenses remain the same through each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Financial Bull 3X Shares

1 Year	3 Years	5 Years	10 Years
[]	[]	[]	[]

Financial Bear 3X Shares

1 Year	3 Years	5 Years	10 Years
[]	[]	[]	[]

Risks.  The principal risks of investing in the Financial Funds are Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Adverse Market Conditions, Credit Risk, Concentration Risk, Risks of Investing in Equity Securities, Correlation Risk (Financial Bull 3X Shares only), Derivatives and Special Risks of Exchange-Traded Funds.

Additional risks of investing in the Financial Bear 3X Shares are Risks of Shorting Instruments and Inverse Correlation Risk.  For more information on the Financial Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Real Estate Bull 3X Shares

Real Estate Bear 3X Shares

Investment Objective.  The Real Estate Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the Dow Jones U.S. real state Index (“Real Estate Index”). The Real Estate Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Real Estate Index. (Collectively, the Real Estate Bull 3X Shares and Real Estate Bear 3X Shares are referred to as the “Real Estate Funds”).

Principal Investment Strategy.  The Real Estate Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Real Estate Index.  The Fund will also invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Real Estate Index.  The Real Estate Bear 3X Shares does not invest in equity securities.  Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Real Estate Index, and the remainder in Money Market Instruments.  On a day-to-day basis, the Real Estate Bull 3X Shares also holds Money Market Instruments.

Target Index.  The Dow Jones Real Estate index measures the performance of the United States equity real estate market.  It includes: (1) companies that invest directly or indirectly through development, management or ownership of shopping malls, apartment buildings and housing developments; and (3) REITs that invest in apartments, office and retail properties.  Dow Jones is not a sponsor of, or in any affiliated with, the Real Estate Funds.

Performance.  The Real Estate Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.  These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the Real Estate Funds.  Annual fund operating expenses are estimates.  Investors purchasing Shares in the secondary market will not directly pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees(1) (paid directly by Authorized Participants):

Sales charges (loads):

None

Fixed transaction fee per order(2):

[]

Variable transaction fee per Creation Unit(3):

[]

Additional transaction charge if not settled

[]

through the Continuous Net Settlement

System of the National Securities Clearing

Corporation (NSCC)(4)

Annual Operating Expenses(5) (as a percentage of daily assets):

Real Estate Bull 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(6)	0.00%
Other Expenses(7)	[]
Total Annual Operating Expenses	[]
Expense Waiver/Reimbursement	[]
Net Annual Operating Expenses	[]

Real Estate Bear 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(6)	0.00%
Other Expenses(7) (8)	[]
Total Annual Operating Expenses	[]
Expense Waiver/Reimbursement	[]
Net Annual Operating Expenses	[]

(1)

When buying or selling Shares of the Fund through a broker, you will incur customary brokerage commissions and charges.

(2)

A fixed transaction fee of [] will be charged when you create or redeem Creation Units of the Real Estate Funds regardless of the number  of Shares redeemed on the date of the transaction.

(3)

A variable transaction fee of up to []% of the value of each Creation Unit will be charged to offset costs associated with processing the order.

(4)

An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities.  Such transactions are allowed at the sole discretion of the Fund.

(5)

Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Real Estate Funds for Other Expenses through [] for the Real Estate Bull 3X Shares and the Real Estate Bear 3X Shares to the extent that each Real Estate Fund’s Net Annual Operating Expenses exceed []% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation).  Any expense waiver is subject to reimbursement by each Real Estate Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.  This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(6)

The

Real Estate Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%.  No Rule 12b-1 fee is currently being charged to the Real Estate Funds.

(7)

Other Expenses include administration, custodian, transfer agency and other customary fund expenses.

(8)

The Real Estate Bear 3X Shares may take short positions in securities.  Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the Real Estate Funds with the cost of investing in other funds.  Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary.  The Real Estate Bull 3X Shares issues and redeems Shares in Creation Units principally on an in-kind basis.  The Real Estate Bear 3X Shares issues and redeems Shares in Creation Units for cash.  Shares are issued and redeemed in Creation Unit aggregations only.  The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the Real Estate Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares.  It also assumes that your investment has a 5% return each year and that the Real Estate Funds’ operating expenses remain the same through each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Real Estate Bull 3X Shares

1 Year	3 Years	5 Years	10 Years
[]	[]	[]	[]

Real Estate Bear 3X Shares

1 Year	3 Years	5 Years	10 Years
[]	[]	[]	[]

Risks.  The principal risks of investing in the Real Estate Funds are Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Adverse Market Conditions, Credit Risk, Concentration Risk, Risks of Investing in Equity Securities, Correlation Risk (Real Estate Bull 3X Shares only), Derivatives, Real Estate Investments and Special Risks of Exchange-Traded Funds.

Additional risks of investing in the Real Estate Bear 3X Shares are Risks of Shorting Instruments and Inverse Correlation Risk.  For more information on the Real Estate Funds, including a description of each risk, please refer to the “Principal Risks” section above.

Homebuilders Bull 3X Shares

Homebuilders Bear 3X Shares

Investment Objective.  The Homebuilders Bull 3X Shares seeks daily investment results, before fees and expenses, of 300% of the price performance of the S&P Homebuilding Select Industry Index (“Homebuilders Index”). The Homebuilders Bear 3X Shares seeks daily investment results, before fees and expenses, of 300% of the inverse (or opposite) of the price performance of the Homebuilders Index. (Collectively, the Homebuilders Bull 3X Shares and Homebuilders Bear 3X Shares are referred to as the “Homebuilders Funds”).

Principal Investment Strategy.  The Homebuilders Bull 3X Shares, under normal circumstances, creates long positions by investing at least 80% of its net assets in the equity securities that comprise the Homebuilders Index.  The Fund will also invest in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Homebuilders Index.  The Homebuilders Bear 3X Shares does not invest in equity securities.  Under normal circumstances, it creates short positions by investing at least 80% of its net assets in Financial Instruments that, in combination, provide leveraged and unleveraged exposure to the Homebuilders Index, and the remainder in Money Market Instruments.  On a day-to-day basis, the Homebuilders Bull 3X Shares also holds Money Market Instruments.

Target Index.  The S&P Homebuilding Select Industry Index is an equal weighted index that draws constituents from companies involved in homebuilding, directly and indirectly through furnishings, retailing, manufacturing, textiles and chemicals keyed to homebuilding.  The median market cap of the 24 holdings as of April 30, 2008 was $2.08 billion and the average weighted market cap was $5.86 billion.

Performance.  The Homebuilders Funds are newly organized and have not yet commenced operations; therefore, performance information is not yet available.

Fees and Expenses.  These tables describe the estimated fees and expenses that you may pay if you buy, hold or sell Creation Units of the Homebuilders Funds.  Annual fund operating expenses are estimates.  Investors purchasing Shares in the secondary market will not directly pay the shareholder fees shown below, but may be subject to costs (including customary brokerage commissions) charged by their broker.

Shareholder Fees(1) (paid directly by Authorized Participants):

Sales charges (loads):

None

Fixed transaction fee per order(2):

[]

Variable transaction fee per Creation Unit(3):

[]

Additional transaction charge if not settled

[]

through the Continuous Net Settlement

System of the National Securities Clearing

Corporation (NSCC)(4)

Annual Operating Expenses(5) (as a percentage of daily assets):

Homebuilders Bull 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(6)	0.00%
Other Expenses(7)	[]
Total Annual Operating Expenses	[]
Expense Waiver/Reimbursement	[]
Net Annual Operating Expenses	[]

Homebuilders Bear 3X Shares

Management Fees	0.75%
Distribution and/or Service (12b-1) Fees(6)	0.00%
Other Expenses(7) (8)	[]
Total Annual Operating Expenses	[]
Expense Waiver/Reimbursement	[]
Net Annual Operating Expenses	[]

(1)

When buying or selling Shares of the Fund through a broker, you will incur customary brokerage commissions and charges.

(2)

A fixed transaction fee of [] will be charged when you create or redeem Creation Units of the Homebuilders Funds regardless of the number  of Shares redeemed on the date of the transaction.

(3)

A variable transaction fee of up to []% of the value of each Creation Unit will be charged to offset costs associated with processing the order.

(4)

An additional fee of up to 3 times the fixed per order transaction fee plus up to 0.10% of the value of each Creation Unit may be charged if you do not create or redeem Shares through the Continuous Net Settlement System of the NSCC, or in circumstances in which cash is substituted for certain securities.  Such transactions are allowed at the sole discretion of the Fund.

(5)

Rafferty has contractually agreed to waive all or a portion of its management fee and/or reimburse the Homebuilders Funds for Other Expenses through [] for the Homebuilders Bull 3X Shares and the Homebuilders Bear 3X Shares to the extent that each Homebuilders Fund’s Net Annual Operating Expenses exceed []% (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation).  Any expense waiver is subject to reimbursement by each Homebuilders Fund, as applicable, within the following three years if overall expenses fall below these percentage limitations.  This agreement may be terminated or revised at any time with the consent of the Board of Trustees.

(6)

The

Homebuilders Funds have adopted a Rule 12b-1 Plan pursuant to which the Funds may be subject to an annual Rule 12b-1 fee of up to 0.25%.  No Rule 12b-1 fee is currently being charged to the Homebuilders Funds.

(7)

Other Expenses include administration, custodian, transfer agency and other customary fund expenses.

(8)

The Homebuilders Bear 3X Shares may take short positions in securities.  Estimated additional expenses associated with these investments are included in the calculation above.

Expense Example

The table below is intended to help you compare the cost of investing in the Homebuilders Funds with the cost of investing in other funds.  Investors should note that the following examples are for illustration purposes only and are not meant to suggest actual or expected fees and expenses or returns, all of which may vary.  The Homebuilders Bull 3X Shares issues and redeems Shares in Creation Units principally on an in-kind basis.  The Homebuilders Bear 3X Shares issues and redeems Shares in Creation Units for cash.  Shares are issued and redeemed in Creation Unit aggregations only.  The example does not include the brokerage commissions that secondary market investors may incur to buy and sell Shares.

The table assumes that you invest $10,000 in Creation Units of the Homebuilders Funds for the periods shown and then redeem all of your Shares at the end of the periods, but does not include transaction fees on purchases and redemptions of Shares.  It also assumes that your investment has a 5% return each year and that the Homebuilders Funds’ operating expenses remain the same through each year.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Homebuilders Bull 3X Shares

1 Year	3 Years	5 Years	10 Years
[]	[]	[]	[]

Homebuilders Bear 3X Shares

1 Year	3 Years	5 Years	10 Years
[]	[]	[]	[]

Risks.  The principal risks of investing in the Homebuilders Funds are Risk of Tracking Error, Risks of Aggressive Investment Techniques, Leverage Risk, Counterparty Risks, Risk of Non-Diversification, Interest Rate Changes, Adverse Market Conditions, Credit Risk, Concentration Risk, Risks of Investing in Equity Securities, Correlation Risk (Homebuilders Bull 3X Shares only), Derivatives, Real Estate Investments and Special Risks of Exchange-Traded Funds.

Additional risks of investing in the Homebuilders Bear 3X Shares are Risks of Shorting Instruments and Inverse Correlation Risk.  For more information on the Homebuilders Funds, including a description of each risk, please refer to the “Principal Risks” section above.

HOW TO BUY AND SELL SHARES

Each Fund issues and redeems Shares only in large blocks of Shares called “Creation Units.”

Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers.  Shares of each Fund will be listed for trading on the secondary market on the AMEX.  Shares can be bought and sold throughout the trading day like other publicly traded shares.  There is no minimum investment.  Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “oddlots,” at no per-share price differential.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offer price in the secondary market on each leg of a round trip (purchase and sale) transaction.  In addition, because secondary market transactions occur at market prices, you may pay more than net asset value (“NAV”) when you buy Shares, and receive less than NAV when you sell those Shares.

The Shares of the Funds trade under the following symbols:

Fund

Symbol

Share price are reported in dollars and cents per Share.

Investors may acquire Shares directly from each Fund, and shareholder may tender their Shares for redemption directly to each Fund, only in Creation Units of [XXXX] Shares, as discussed in the “Creations, Redemptions and Transaction Fees” section below.

For information about acquiring Shares through a secondary market purchase, please contact your broker.  If you wish to sell Shares of a Fund on the secondary market, you must do so through your broker.

Book Entry.  Shares are held in book-entry form, which means that no stock certificates are issued.  The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares of the Funds and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of the DTC or its participants.  DTC serves as the securities depository for all Shares.  Participants in the DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC.  As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares.  Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants.  These procedures are the same as those that apply to any other stocks that you hold in book entry or “street name” through your brokerage account.

ABOUT YOUR INVESTMENT

Share Price of the Funds.  A Fund’s share price is known as its NAV.  Each Fund’s NAV is calculated as of the close of regular trading, usually as of 4:00 p.m. Eastern time, each day the New York Stock Exchange (“NYSE”) is open for business.  The NYSE is open every week, Monday through Friday, except when the following holidays are celebrated: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), President’s Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.  The NYSE may close early on the business day before each of these holidays and on the day after Thanksgiving Day.  Exchange holiday schedules are subject to change without notice.  If the exchange or market on which a Fund’s investments are primarily traded closes e arly, the NAV may be calculated prior to its normal calculation time.  Creation/redemption transaction order time cutoffs would also be accelerated.  The value of a Fund’s assets that trade in markets outside the United States or in currencies other than the U.S. dollar may fluctuate when foreign markets are open but the Funds are not open for business.

NAV is calculated by dividing a Fund’s net assets by its Shares outstanding.  The Funds use the following methods to price securities held in their portfolios:

•

Equity securities, OTC securities, swap agreements, closed-end investment companies, options, futures and options on futures are valued at their last sales price, or if not available, the average of the last bid and ask prices;

•

Securities primarily traded in the Nasdaq Global Market® are valued using the Nasdaq® Official Closing Price (“NOCP”);

•

Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the “amortized” cost method;

•

Other debt securities are valued by using the closing bid and ask prices provided by the Funds’ pricing service or, if such prices are unavailable, by a pricing matrix method; and

•

Securities and other assets for which market quotations are unavailable or unreliable are valued at fair value estimates by the Adviser under the oversight of the Board of Trustees.

Fair Value Pricing.  Securities are priced at a fair value as determined by the Adviser, under the oversight of the Board of Trustees, when reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Funds’ pricing service provides a valuation that in the judgment of the Adviser does not represent fair value, the Adviser believes that the market price is stale, or an event that affects the value of an instrument (a “Significant Event”) has occurred since closing prices were established, but before the time as of which the Funds calculate their NAVs.  Examples of Significant Events may include:  (1) events that relate to a single issuer or to an entire market sector; (2) significant fluctuations in domestic or foreign markets; or (3) occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts, or significant government actions.  If such Significant Events occur, the Funds may value the instruments at fair value, taking into account such events when it calculates each Fund’s NAV.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees.  In addition, the Funds may also fair value an instrument if trading in a particular instrument is halted and does not resume prior to the closing of the exchange or other market.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, Rafferty compares the market quotation to the fair value price to evaluate the effectiveness of the Funds’ fair valuation procedures and will use that market value in the next calculation of NAV.

Rule 12b-1 Fees.  The Board of Trustees of the Trust has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940.  In accordance with the Plan, each Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities and shareholder services.

No 12b-1 fees are currently paid by any Fund, and there are no plans to impose these fees.  However, in the event 12b-1 fees are charted in the future, because there fees are paid out of each Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

SHORT-TERM TRADING

Rafferty expects a significant portion of the Funds’ assets to come from professional money managers and investors who use the Funds as part of “asset allocation” and “market timing” investment strategies.  These strategies often call for frequent trading to take advantage of anticipated changes in market conditions.  Frequent trading could increase the rate of creations and redemptions of Fund Shares and the Funds’ portfolio turnover, which could involve correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups/mark-downs and adverse tax consequences to a Fund’s shareholders.  Although the Funds reserve the right to reject any purchase orders or suspend the offering of Shares, the Funds do not currently impose any trading restrictions on frequent trading nor actively monitor for trading abuses.  The Funds’ Board of Trustees has approved the short-term trading policy of the Funds.

CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Creation Units.  Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement.  These investors are known as “Authorized Participants.”  Set forth below is a brief description of the procedures applicable to the purchase and redemption of Creation Units.

Purchase of Bull Funds.  To purchase Shares directly from a Bull Fund, you must deposit with the Fund a basket of securities and/or cash.  Each business day, prior to the opening of trading on the Exchange, an agent of the Fund (“Index Receipt Agent”) will make available through the NSCC a list of the names and number of shares of each security, if any, to be included in that day’s creation basket (“Deposit Securities”).  The identity and number of shares of the Deposit Securities required for a Creation Unit changes as rebalancing adjustments and corporate action events are reflected from time to time by Rafferty with a view to the investment objective of the Bull Funds.  The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting the relevant securities index.  The Fund reserves the right to permit or require the substitution of an amount of cash – i.e., a “cash in lieu” amount – to be added to the Balancing Amount (defined below) to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the Clearing Process (discussed below), or that may not be eligible for trading by an Authorized Participant or the investor for which it is acting.

In addition to the in-kind deposit of securities, Authorized Participants will either pay to, or receive from, a Bull Fund an amount of cash referred to as the “Balancing Amount.”  The Balancing Amount is the amount equal to the differential, if any, between the market value of the Deposit Securities and the NAV of a Creation Unit.  The Fund will publish, on a daily basis, information about the previous day’s Balancing Amount.  The Balancing Amount may, at times, represent a significant portion of the aggregate purchase price (or, in the case of redemptions, the redemption proceeds).  This is because the mark-to-market value of the financial instruments held by the Funds will be included in the Balancing Amount (not in the Deposit Basket or Redemption Basket).  The Balancing Amount may fluctuate significantly due to the leveraged nature of the Bull Funds.

You must also pay a Transaction Fee, described below, in cash.  For custom orders, “cash in lieu” may be added to the Balancing Amount to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the Clearing Process (discussed below), or that may not be eligible for trading by an Authorized Participant or the investor for which it is acting.  The Balancing Amount must be paid to the Trust on the third Business Day following the Transmittal Date.

All purchase orders for Shares must be placed by or through an Authorized Participant.  Purchase orders will be processed either through a manual clearing process run at the DTC (“Manual Clearing Process”) or through an enhanced clearing process (“Enhanced Clearing Process”) that is available only to those DTC participants that also are participants in the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”).  Authorized Participants that do not use the Enhanced Clearing Process will be charged a higher Transaction Fee (discussed below).  A purchase order must be received by the Distributor by 4:00 p.m. Eastern time, if transmitted by mail, or by 3:00 p.m. Eastern time if transmitted by telephone, facsimile or other electronic means permitted under the Participant Agreement, in order to receive that day’s NAV per Share.  A custom order may be placed for one or more whole Creation Un its of Shares of a Fund and must be received by the Distributor in proper form no later than 3:00 p.m. Eastern time in order to receive that day’s NAV per Share.  All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day.

Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain on deposit with the Trust cash in an amount up to 115% of the market value of the missing Deposit Securities.  Any such transaction effected with the Trust must be effected using the Manual Clearing Process consistent with the terms of the Authorized Participant Agreement.

Purchase of Bear Funds.  The Bear Funds only accept cash to purchase Creation Units.  The purchaser must transfer cash in an amount equal to the value of the Creation Unit(s) purchased and the applicable Transaction Fee.  All purchase orders will be processed through the Manual Clearing Process.  The Trust will deliver Shares of the Bear Funds upon payment of cash to the Trust on the third Business Day following the Transmittal Date consistent with the terms of the Authorized Participant Agreement.

Redemption from Bull Funds.  Redemption proceeds will be paid in-kind with a basket of securities (“Redemption Securities”).  In most cases, Redemption Securities will be the same as Deposit Securities on a given day.  There will be times, however, when the Deposit and Redemption Securities differ.  The composition of the Redemption Securities will be available through the NSCC.  Each Fund reserves the right to honor a redemption request with a non-conforming redemption basket.

If the value of a Creation Unit is higher than the value of the Redemption Securities, you will receive from the Fund a Balancing Amount in cash.  If the value of a Creation Unit is lower than the value of the Redemption Securities, you will be required to pay to the Fund a Balancing Amount in cash.  If you are receiving a Balancing Amount, the amount due will be reduced by the amount of the applicable Transaction Fee.

As with purchases, redemptions may be processed either through the Manual Clearing Process or the Enhanced Clearing Process.  A redemption order must be received by the Distributor prior to 4:00 p.m. Eastern time if transmitted by mail, or by 3:00 p.m. Eastern time if transmitted by telephone, facsimile or other electronic means permitted under the Participant Agreement in order to receive that day’s Authorized NAV per Share.  All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day.

An investor may request a redemption in cash, which a Bull Fund may in its sole discretion permit.  Investors that elect to receive cash in lieu of one or more of the Redemption Securities are subject to an additional charge.  Redemptions of Creation Units for cash (when available) and/or outside of the Enhanced Clearing Process also require the payment of an additional charge.

Redemption from Bear Funds.  Redemption proceeds will be paid in cash.  As with purchases, redemptions may be processed either through the Manual Clearing Process or the Enhanced Clearing Process.  A redemption order must be received by the Distributor prior to 4:00 p.m. Eastern time if transmitted by mail, or by 3:00 p.m. Eastern time if transmitted by telephone, facsimile or other electronic means permitted under the Participant Agreement in order to receive that day’s Authorized NAV per Share.  All other procedures set forth in the Participant Agreement must be followed in order for you to receive the NAV determined on that day.

Transaction Fees on Creation and Redemption Transactions.  Each Fund will impose Transaction Fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.  There is a fixed and a variable component to the total Transaction Fee on transactions in Creation Units.  A fixed Transaction Fee is applicable to each creation and redemption transaction, regardless of the number of Creation Units transacted.  A variable Transaction Fee based upon the value of each Creation Unit also is applicable to each creation and redemption transaction.  Purchasers and redeemers of Creation Units of the Funds effected through the Manual Clearing Process are required to pay an additional charge to compensate for brokerage and other expenses.  In addition, purchasers of Creation Units are responsible for payment of the costs of transferring the Deposit Securities to the Trust.  Redeemers of Creation Units are responsible for the costs of transferring securities from the Trust.  Investors who use the services of a broker or other such intermediary may pay additional fees for such services.

The following table summarizes the components of the Transaction Fees.

Direxion Shares ETF Trust	Fixed Transaction Fee			Maximum Additional Charge for Cash Purchases and Redemptions*
	In-Kind		Cash
	NSCC	Outside NSCC	Outside NSCC
Total Market Bull 3X Shares
Total Market Bear 3X Shares
S&P 500® Bull 3X Shares
S&P 500® Bear 3X Shares
Nasdaq-100® Bull 3X Shares
Nasdaq-100® Bear 3X Shares
Dow 30SM Bull 3X Shares
Dow 30SM Bear 3X Shares
Mid Cap Bull 3X Shares
Mid Cap Bear 3X Shares
Russell 2000® Bull 3X Shares
Russell 2000® Bear 3X Shares
Japan Bull 3X Shares
Japan Bear 3X Shares
Developed Markets Bull 3X Shares
Developed Markets Bear 3X Shares
Emerging Markets Bull 3X Shares
Emerging Market Bear 3X Shares
BRIC Bull 3X Shares
BRIC Bear 3X Shares
China Bull 3X Shares
China Bear 3X Shares
India Bull 3X Shares
India Bear 3X Shares
Latin America Bull 3X Shares
Latin America Bear 3X Shares
Commodity Bull 3X Shares
Commodity Bear 3X Shares
Energy Bull 3X Shares
Energy Bear 3X Shares
Financial Bull 3X Shares
Financial Bear 3X Shares
Real Estate Bull 3X Shares
Real Estate Bear 3X Shares
Homebuilders Bull 3X Shares
Homebuilders Bear 3X Shares

*  As a percentage of the amount invested.

MANAGEMENT OF THE FUNDS

Rafferty provides investment management services to the Funds.  Rafferty has been managing investment companies since 1997.  Rafferty is located at 33 Whitehall Street, 10th Floor, New York, New York 10004.  As of April 30, 2008, the Adviser had approximately $1.55 billion in assets under management.

Under an investment advisory agreement between the Trust and Rafferty, the Funds pay Rafferty the following fees at an annualized rate based on a percentage of the Funds’ daily net assets.

Advisory Fees Charged
All Funds	[ ]

A discussion regarding the basis on which the Board of Trustees approved the investment advisory agreements for the Funds will be available in the Trust’s first annual report to shareholders.

An investment committee of Rafferty employees has the day-to-day responsibility for managing the Funds.  The investment committee generally decides the target allocation of each Fund’s investments and on a day-to-day basis, an individual portfolio manager executes transactions for the Funds consistent with the target allocation.  The portfolio managers rotate among the Funds periodically so that no single portfolio manager is responsible for a specific Fund for extended periods of time.  The members of the investment committee responsible for managing the Funds are Paul Brigandi, Tony Ng, Michael Eschmann and Adam Gould.

Mr. Brigandi has been a Portfolio Manager at Rafferty since June 2004.  Mr. Brigandi was previously involved in the equity trading training program for Fleet Boston Financial Corporation from August 2002 to April 2004.  Mr. Brigandi is a 2002 graduate of Fordham University.

Mr. Ng is a Portfolio Manager and joined Rafferty in April 2006.  Mr. Ng was previously a Team Leader in the Trading Assistant Group with Goldman Sachs from 2004 to 2006.  He was employed with Deutsche Asset Management from 1998 to 2004.  Mr. Ng graduated from State University at Buffalo in 1998.

Mr. Eschmann has been a Portfolio Manager at Rafferty since August 2006.  Previously, Mr. Eschmann was employed as a fixed income salesman and trader with Merrill Lynch from July 1999 to July 2006.  He is a graduate of Fairfield University.

Mr. Gould has been a Portfolio Manager at Rafferty Asset Management since January of 2007.  Prior to joining Rafferty, Mr. Gould was an Index Fund Portfolio Manager at the Bank of New York, responsible for managing ten domestic Index funds, and 20 separately managed accounts.  Before joining the Bank of New York in May of 2005, Mr. Gould received an MBA from Georgetown University.  Prior to attending graduate school, Mr. Gould was a Nasdaq Market Maker at Deutsche Bank from 1999 through 2002.  He completed his undergraduate studies at the University of Wisconsin in 1999, graduating with a Bachelor of Science.

The Funds’ SAI provides additional information about the investment committee members’ compensation, other accounts they manage and their ownership of securities in the Funds.

PORTFOLIO HOLDINGS

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ SAI.

OTHER SERVICE PROVIDERS

[____________] serves as the Funds’ distributor.  [_____________] serves as the Funds’ administrator, custodian and index receipt agent.

DISTRIBUTIONS

Fund Distributions.  Each Fund pays out dividends from its net investment income, and distributes any net capital gains, to its shareholders at least annually.  Each Fund is authorized to declare and pay capital gain distributions in additional Shares thereof or in cash; if a Fund declares such a distribution, a holder of Shares will receive additional Shares thereof unless it elects to receive cash.

Dividend Reinvestment Service.  Brokers may make the DTC book-entry dividend reinvestment service (“Reinvestment Service”) available to their customers who are shareholders of a Fund.  If the Reinvestment Service is used with respect to a Fund, its distributions of both net income and capital gains will automatically be reinvested in additional and fractional Shares thereof purchased in the secondary market.  Without the Reinvestment Service, investors will receive Fund distributions in cash, except as noted above under “Fund Distributions.”  To determine whether the Reinvestment Service is available and whether there is a commission or other charge for using the service, consult your broker.  Fund shareholders should be aware that brokers may require them to adhere to specific procedures and timetables to use the Reinvestment Service.

TAXES

As with any investment, you should consider the tax consequences of buying, holding, and disposing of Shares.  The tax information in this Prospectus is only a general summary of some important federal tax considerations generally affecting the Funds and their shareholders.  No attempt is made to present a complete explanation of the federal tax treatment of the Funds’ activities, and this discussion is not intended as a substitute for careful tax planning.  Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local, or foreign taxes applicable to the Funds and to an investment in Shares.

Fund distributions to you and your sale of your Shares will have tax consequences to you unless you hold your Shares through a tax-exempt entity or tax-deferred retirement arrangement, such as an individual retirement account or 401(k) plan.

Taxes on Distributions.  Dividends from a Fund’s investment company taxable income -- generally, the sum of net investment income, the excess of net short-term capital gain over net long-term capital loss, and net gains from certain foreign currency transactions, if any, all determined without regard to any deduction for dividends paid -- will be taxable to you as ordinary income to the extent of its earnings and profits, whether they are paid in cash or reinvested in additional Shares.  However, dividends a Fund pays to you through 2010 that are attributable to its “qualified dividend income” (i.e., dividends it receives on stock of most domestic and certain foreign corporations with respect to which it satisfies certain holding period and other restrictions) generally will be subject to federal income tax at a maximum of 15% if you are an individual, trust, or estate and satisfy those restrictions with respec t to your Shares.  A portion of a Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations -- the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations subject to federal income tax (excluding real estate investment trusts) and excludes dividends from foreign corporations -- subject to similar restrictions.  However, dividends a corporate shareholder deducts pursuant to that deduction are subject indirectly to the federal alternative minimum tax.

Distributions of a Fund’s net capital gain (which is the excess of net long-term capital gain over net short-term capital loss) that it recognizes on sales or exchanges of capital assets through its last taxable year beginning before January 1, 2011, will be taxable to you as long-term capital gains, at a maximum rate of 15% if you are an individual, trust, or estate, regardless of your holding period for the Shares on which they are paid and regardless of whether they are paid in cash or reinvested in additional Shares.  A Fund’s capital gain distributions may vary considerably from one year to the next as a result of its investment activities and cash flows and the performance of the markets in which it invests.

Distributions in excess of a Fund’s current and accumulated earnings and profits first will reduce your adjusted tax basis in your Shares and, after that basis is reduced to zero, will constitute capital gain.  That capital gain will be long-term capital gain, and thus will be taxed at a maximum rate of 15% (if you are an individual, trust, or estate) through 2010, if the distributions are attributable to Shares you held for more than one year.

In general, distributions are subject to federal income tax for the year when they are paid.  However, certain distributions paid in January may be treated as paid on December 31 of the prior year.

Taxes When Shares are Sold.  Generally, you will recognize taxable gain or loss if you sell or otherwise dispose of your Shares.  Any gain arising from such a disposition generally will be treated as long-term capital gain if you held the Shares for more than one year, taxable at the maximum 15% rate mentioned above if you are an individual, trust, or estate; otherwise, it will be treated as short-term capital gain.  However, any capital loss arising from the disposition of Shares held for six months or less will be treated as long-term capital loss to the extent of capital gain distributions received with respect to those Shares.  In addition, all or a portion of any loss recognized on a sale or exchange of Shares will be disallowed to the extent other Shares are purchased (whether through reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the date of the sale or exchange; in that event, the basis in the newly purchased Shares will be adjusted to reflect the disallowed loss.

Holders of Creation Units.  A person who purchases Shares of a Bull Fund by exchanging securities for a Creation Unit generally will recognize capital gain or loss equal to the difference between the market value of the Creation Unit and the person’s aggregate basis in the exchanged securities, adjusted for any Balancing Amount paid or received.  A shareholder who redeems a Creation Unit generally will recognize gain or loss to the same extent and in the same manner as described above under “Taxes When Shares Are Sold.”

Miscellaneous.  A Fund must withhold and remit to the U.S. Treasury 28% of dividends and capital gain distributions otherwise payable to any individual or certain other non-corporate shareholder who fails to certify that the social security or other taxpayer identification number furnished to the Fund is correct or who furnishes an incorrect number (together with the withholding described in the next sentence, “backup withholding”).  Withholding at that rate also is required from a Fund’s dividends and capital gain distributions otherwise payable to such a shareholder who is subject to backup withholding for any other reason.  Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder's federal income tax liability or refunded.

You may also be subject to state and local taxes on Fund distributions and dispositions of Shares.  Shareholders such as non-resident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different federal income tax treatment than that described above.  More information about taxes is in the Funds’ SAI.

FINANCIAL HIGHLIGHTS

The Funds are newly organized and therefore have not yet had any operations as of the date of this prospectus.

PROSPECTUS

_________ __, 2008

[DIREXION LOGO]

33 Whitehall Street, 10th Floor

New York, New York 10004

(800) 851-0511

MORE INFORMATION ON THE DIREXION SHARES ETF TRUST

Statement of Additional Information (“SAI”):

The Funds’ SAI contains more information on the Funds and their investment policies.  The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus).  A current SAI is on file with the Securities and Exchange Commission (“SEC”).

Annual and Semi-Annual Reports to Shareholders:

The Funds’ reports will provide additional information on the Funds’ investment holdings, performance data and a letter discussing the market conditions and investment strategies that significantly affected the Funds’ performance during that period.

To Obtain the SAI or Fund Reports Free of Charge:

Write to:	Direxion Shares ETF Trust
[address]
[address]

Call:	(800) ___-____

By Internet:	[ ]

These documents and other information about the Funds can be reviewed and copied at the SEC Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.  Reports and other information about the Funds may be viewed on screen or downloaded from the EDGAR Database on the SEC’s Internet web site at http://www.sec.gov.  Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

SEC File Number: [ ]

DIREXION SHARES ETF TRUST

STATEMENT OF ADDITIONAL INFORMATION

33 Whitehall Street, 10th Floor

New York, New York 10004

(800) 851-0511

The DireXion Shares ETF Trust (the “Trust”) is an investment company that offers shares of a variety of exchange-traded funds (each, a “Fund” and together the “Funds”) to the public.  This Statement of Additional Information (“SAI”) relates to the Funds listed below.  The Trust intends to file an application to list the shares of the Funds (“Shares”) on the American Stock Exchange LLC (“AMEX”).

The Funds attempt to provide daily investment results that correspond to a specific index or benchmark on a given day.  The Funds with the word “Bull” in their name (the “Bull Funds”) attempt to provide investment results that correlate positively to an index or benchmark.  The Funds with the word “Bear” in their name (the “Bear Funds”) attempt to provide investment results that correlate negatively to the return of an index or benchmark.

BULL FUNDS	BEAR FUNDS
Total Market Bull 3X Shares	Total Market Bear 3X Shares
S&P 500® Bull 3X Shares	S&P 500® Bear 3X Shares
Nasdaq-100® Bull 3X Shares	Nasdaq-100® Bear 3X Shares
Dow 30SM Bull 3X Shares	Dow 30SM Bear 3X Shares
Mid Cap Bull 3X Shares	Mid Cap Bear 3X Shares
Russell 2000® Bull 3X Shares	Russell 2000® Bear 3X Shares
Japan Bull 3X Shares	Japan Bear 3X Shares
Developed Markets Bull 3X Shares	Developed Markets Bear 3X Shares
Emerging Markets Bull 3X Shares	Emerging Markets Bear 3X Shares
BRIC Bull 3X Shares	BRIC Bear 3X Shares
China Bull 3X Shares	China Bear 3X Shares
India Bull 3X Shares	India Bear 3X Shares
Latin America Bull 3X Shares	Latin America Bear 3X Shares
Commodity Bull 3X Shares	Commodity Bear 3X Shares
Energy Bull 3X Shares	Energy Bear 3X Shares
Financial Bull 3X Shares	Financial Bear 3X Shares
Real Estate Bull 3X Shares	Real Estate Bear 3X Shares
Homebuilders Bull 3X Shares	Homebuilders Bear 3X Shares

This SAI, dated _______________, 2008 is not a prospectus.  It should be read in conjunction with the Funds’ Prospectus dated ______________, 2008.  This SAI is incorporated herein by reference into the Funds’ Prospectus.  In other words, it is legally part of the Funds’ Prospectus.  To receive a copy of the Prospectus, without charge, write or call the Trust at the address or telephone number listed above.

Dated: _____________, 2008

TABLE OF CONTENTS

Page

THE DIREXION SHARES ETF TRUST

1

CLASSIFICATION OF THE FUNDS

1

AMEX Listing and Trading

1

INVESTMENT POLICIES AND TECHNIQUES

2

Asset-Backed Securities

3

Bank Obligations

3

Caps, Floors and Collars

4

Corporate Debt Securities

4

Depositary Receipts

5

Equity Securities

5

Foreign Currencies

6

Foreign Securities

9

Hybrid Instruments

10

Illiquid Investments and Restricted Securities

11

Indexed Securities

11

Interest Rate Swaps

12

Junk Bonds

12

Mortgage-Backed Securities

12

Municipal Obligations

14

Options, Futures and Other Strategies

14

Other Investment Companies

19

Zero-Coupon Securities

19

Payment-In-Kind Securities and Strips

19

Real Estate Companies

20

Real Estate Investment Trusts

20

Repurchase Agreements

20

Reverse Repurchase Agreements

21

Short Sales

21

Swap Agreements

21

Unrated Debt Securities

22

U.S. Government Securities

22

When-Issued Securities

23

Other Investment Risks and Practices

23

Risk of Tracking Error

24

Leverage

25

INVESTMENT RESTRICTIONS

29

PORTFOLIO TRANSACTIONS AND BROKERAGE

29

PORTFOLIO HOLDINGS INFORMATION

30

MANAGEMENT OF THE TRUST

31

Trustees and Officers

31

Principal Shareholders, Control Persons and Management Ownership

40

Investment Adviser

40

Portfolio Manager

41

Proxy Voting Policies and Procedures

42

Fund Administrator, Index Receipt Agent, Fund  Accounting Agent, Transfer Agent and Custodian

42

Distributor

42

Distribution and Service Plan

43

Independent Registered Public Accounting Firm

43

Legal Counsel

43

DETERMINATION OF NET ASSET VALUE

43

ADDITIONAL INFORMATION CONCERNING SHARES

44

Organization and Description of Shares of Beneficial Interest

44

Book Entry Only System

45

PURCHASES AND REDEMPTIONS

46

Purchase and Issuance of Creation Units

46

Purchases through the Clearing Process (Bull Funds)

47

Purchases Through the Manual Clearing Process

48

Rejection of Purchase Orders

48

Redemption of Creation Units

49

Placement of Redemption Orders Using Enhanced Clearing Process (Bull Funds)

49

Placement of Redemption Orders Outside Clearing Process (Bull and Bear Funds)

49

Transaction Fees

50

Continuous Offering

50

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

51

Dividends and Other Distributions

51

Taxes

51

APPENDIX A:  DESCRIPTION OF CORPORATE BOND RATINGS

A-1

THE DIREXION SHARES ETF TRUST

The Trust is a Delaware statutory trust organized on April 23, 2008 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”).  The Trust currently consists of _____ separate series or “Funds.”

This SAI relates to all of the Funds.  The Funds described in this SAI seek to provide daily investment results, before fees and expenses, which correspond to the performance of a particular index or benchmark.  The Funds with the word “Bull” in their name (collectively, the “Bull Funds”) attempt to provide investment results that correlate positively to the return of an index or benchmark, meaning the Bull Funds attempt to move in the same direction as the target index or benchmark.  The Funds with the word “Bear” in their name (collectively, the “Bear Funds”) attempt to provide investment results that correlate negatively to the return of an index or benchmark, meaning that the Bear Funds attempt to move in the opposite or inverse direction of the target index or benchmark.

The correlations sought by the Bull Funds and the Bear Funds are a multiple of the returns of the target index or benchmark.  The benchmark for the S&P 500® Bull 3X Shares is 300% of the daily price performance of the S&P 500® Index, while the benchmark for the S&P 500® Bear 3X Shares is 300% of the inverse, or opposite, of the daily price performance of the S&P 500® Index.  If, on a given day, the S&P 500® Index gains 1%, the S&P 500® Bull 3X Shares  is designed to gain approximately 3% (which is equal to 300% of 1%), while the S&P 500® Bear 3X Shares is designed to lose approximately 3%.  Conversely, if the S&P 500® Index loses 1% on a given day, the S&P 500® Bull 3X Shares is designed to lose approximately 3%, while the S&P 500® Bear 3X Shares is designe d to gain approximately 3%.

Each Fund issues and redeems Shares only in large blocks of Shares called “Creation Units.”  Most investors will buy and sell Shares of each Fund in secondary market transactions through brokers.  Shares of each Fund will be listed for trading on the secondary market on the AMEX.  Shares can be bought and sold throughout the trading day like other publicly traded shares.  There is no minimum investment.  Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “oddlots,” at no per-share price differential.  Investors may acquire Shares directly from each Fund, and shareholder may tender their Shares for redemption directly to each Fund, only in Creation Units of _______ Shares, as discussed in the “Purchases and Redemptions” section below.

CLASSIFICATION OF THE FUNDS

Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act.  A Fund is considered “non-diversified” because a relatively high percentage of its assets may be invested in the securities of a limited number of issuers.  To the extent that a Fund assumes large positions in the securities of a small number of issuers, the Fund’s NAV may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market’s assessment of the issuers, and the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

Each Fund’s classification as a “non-diversified” series means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act.  Each Fund, however, intends to meet certain diversification standards at the end of each quarter of its taxable year.

AMEX LISTING AND TRADING

An application will be filed to list the Shares on AMEX.  If the Shares are listed and traded on the AMEX, the Shares (which are redeemable only when aggregated in Creation Units) will trade on the AMEX at prices that may differ to some degree from their net asset value.  There can be no assurance that the AMEX will approve the Funds’ listing application.  If the Funds’ application is approved, the AMEX may, but is not required to, remove a Fund from listing if (i) following the initial 12 month period beginning upon the commencement of trading of a Fund, there are fewer than 50 beneficial owners or a Fund for 30 or more consecutive trading days; (ii) the value of the index to which such Fund is based is no longer calculated or available; or (iii) such other event shall occur or condition exists that, in the opinion of the AMEX, makes further dealings on the AMEX inadvisable.  In addition, the AMEX may remove the Shares from lis ting and trading upon termination of the Trust.

As in the case of stocks traded on the AMEX, the brokers’ commission on transactions in the Funds will be based on negotiated commission rates at customary levels for retail customers.

In order to provide current Share pricing information, the AMEX disseminates an updated “Indicative Intra-Day Value” (“IIV”) for each Fund.  The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IIVs and makes no warranty as to the accuracy of the IIVs.  IIVs are expected to be disseminated on a per Fund basis every 15 seconds during regular trading hours of the AMEX.

The AMEX will calculate and disseminate the IIV throughout the trading day for each Bull Fund by (i) calculating the current value of all equity securities held by a Fund, (ii) calculating the estimated amount of the value of cash and money market instruments held in the Fund’s portfolio (“Estimated Cash”), (iii) calculating the marked-to-market gains or losses from the Fund’s total return equity swap exposure based on the underlying index percentage change, the swap costs determined by the daily imbedded weighted interest rate and the notional value of the swap contracts, if any, (iv) calculating the marked-to-market gains or losses of the futures contracts and other financial instruments held by the Fund, if any, (v) adding the current value of equity securities, the Estimated Cash, the marked-to-market gains/losses from swaps and the futures contracts and other financial instruments, to arrive at a value and (vi) dividin g that value by the total shares outstanding to obtain current IIV.

The AMEX will calculate and disseminate the IIV throughout the trading day for each Bear Fund by (i) calculating the Estimated Cash, (ii) calculating the marked-to-market gains/losses of swaps, futures and other financial instruments held by the Fund in a manner described above, (iii) adding the Estimated Cash and the marked-to-market gains or losses of the financial instruments to arrive at a value, and (iv) dividing that value by the total shares outstanding to obtain current IIV.

INVESTMENT POLICIES AND TECHNIQUES

In general, each Bull Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in the securities of an index.  In particular, the Funds below seek the following investment results as compared to their indices or benchmarks:

Fund	Index or Benchmark	Daily Target
Total Market Bull 3X Shares	MSCI	300%
Total Market Bear 3X Shares		-300%
S&P 500® Bull 3X Shares	S&P 500®	300%
S&P 500® Bear 3X Shares		-300%
Nasdaq-100® Bull 3X Shares	Nasdaq-100®	300%
Nasdaq-100® Bear 3X Shares		-300%
Dow 30SM Bull 3X Shares	Dow 30SM	300%
Dow 30SM Bear 3X Shares		-300%
Mid Cap Bull 3X Shares	S&P® Mid Cap 400 Index	300%
Mid Cap Bear 3X Shares		-300%
Russell 2000® Bull 3X Shares	Russell 2000®	300%
Russell 2000® Bear 3X Shares		-300%
Japan Bull 3X Shares	Nikkei 225 Index	300%
Japan Bear 3X Shares		-300%
Developed Markets Bull 3X Shares	MSCI EAFE® Index	300%
Developed Markets Bear 3X Shares		-300%
Emerging Markets Bull 3X Shares	MSCI Emerging MarketsSM	300%
Emerging Markets Bear 3X Shares		-300%
BRIC Bull 3X Shares	S&P® BRIC 40 Index	300%
BRIC Bear 3X Shares		-300%
China Bull 3X Shares	FTSE/Xinhua China 25 Index	300%
China Bear 3X Shares		-300%
India Bull 3X Shares	Indus India Index	300%
India Bear 3X Shares		-300%
Latin America Bull 3X Shares	S&P® Latin America Index	300%
Latin America Bear 3X Shares		-300%
Commodity Bull 3X Shares	Morgan Stanley® Commodity Related Equity Index	300%
Commodity Bear 3X Shares		-300%
Energy Bull 3X Shares	Energy Select Sector Index	300%
Energy Bear 3X Shares		-300%
Financial Bull 3X Shares	Financial Select Sector Index	300%
Financial Bear 3X Shares		-300%
Real Estate Bull 3X Shares	Dow Jones U.S. Real Estate Index	300%
Real Estate Bear 3X Shares		-300%
Homebuilders Bull 3X Shares	S&P Homebuilding Select	300%
Homebuilders Bear 3X Shares	Industry Index	-300%

With the exception of limitations described in the “Investment Restrictions” section below, each Fund may engage in the investment strategies discussed below.  There is no assurance that any of these strategies or any other strategies and methods of investment available to a Fund will result in the achievement of the Fund’s objective.

Asset-Backed Securities

A Fund may invest in asset-backed securities of any rating or maturity.  Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement).  Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term.  The securities are then privately placed or publicly offered.  Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables.

The value of an asset-backed security is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement.  Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets.  The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security’s par value.  Value is also affected if any credit enhancement has been exhausted.

Bank Obligations

Money Market Instruments.  The Funds may invest in bankers’ acceptances, certificates of deposit, demand and time deposits, savings shares and commercial paper of domestic banks and savings and loans that have assets of at least $1 billion and capital, surplus, and undivided profits of over $100 million as of the close of their most recent fiscal year, or instruments that are insured by the Bank Insurance Fund or the Savings Institution Insurance Fund of the Federal Deposit Insurance Corporation (“FDIC”).  The Funds also may invest in high quality, short-term, corporate debt obligations, including variable rate demand notes, having a maturity of one year or less.  Because there is no secondary trading market in demand notes, the inability of the issuer to make required payments could impact adversely a Fund’s ability to resell when it deems advisable to do so.

A Fund may invest in foreign money market instruments, which typically involve more risk that investing in U.S. money market instruments.  See “Foreign Securities” below.  These risks include, among others, higher brokerage commissions, less public information, and less liquid markets in which to sell and meet large shareholder redemption requests.

Bankers’ Acceptances.  Bankers’ acceptances generally are negotiable instruments (time drafts) drawn to finance the export, import, domestic shipment or storage of goods.  They are termed “accepted” when a bank writes on the draft its agreement to pay it at maturity, using the word “accepted.”  The bank is, in effect, unconditionally guaranteeing to pay the face value of the instrument on its maturity date.  The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity.

Certificates of Deposit (“CDs”).  The FDIC is an agency of the U.S. government that insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit.  The interest on such deposits may not be insured to the extent this limit is exceeded.  Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more without regard to the interest rate ceilings on other deposits.  To remain fully insured, these investments must be limited to $100,000 per insured bank or savings and loan association.

Commercial Paper.  Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof.  A Fund may invest in commercial paper rated A-l or A-2 by Standard & Poor’s® (“S&P®”) or Prime-1 or Prime-2 by Moody’s Investors Services®, Inc. (“Moody’s”), and in other lower quality commercial paper.

Caps, Floors and Collars

The Funds may enter into caps, floors and collars relating to securities, interest rates or currencies.  In a cap or floor, the buyer pays a premium (which is generally, but not always a single up-front amount) for the right to receive payments from the other party if, on specified payment dates, the applicable rate, index or asset is greater than (in the case of a cap) or less than (in the case of a floor) an agreed level, for the period involved and the applicable notional amount.  A collar is a combination instrument in which the same party buys a cap and sells a floor.  Depending upon the terms of the cap and floor comprising the collar, the premiums will partially or entirely offset each other.  The notional amount of a cap, collar or floor is used to calculate payments, but is not itself exchanged.  The Funds may be both buyers and sellers of these instruments.  In addition, the Fu nds may engage in combinations of put and call options on securities (also commonly known as collars), which may involve physical delivery of securities.  Like swaps, caps, floors and collars are very flexible products.  The terms of the transactions entered by the Funds may vary from the typical examples described here.

Corporate Debt Securities

A Fund may invest in investment grade corporate debt securities of any rating or maturity.  Investment grade corporate bonds are those rated BBB or better by Standard & Poor’s® Ratings Group or Baa or better by Moody’s.  Securities rated BBB by S&P® are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics.  See Appendix A for a description of corporate bond ratings.  A Fund may also invest in unrated securities.

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies.  Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or un-secured status.  Commercial paper has the shortest term and is usually unsecured.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations.  Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles.  For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk.  On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk.  Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due.  Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.  The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.  For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities.  This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.  In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities.  Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise.  In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

Depositary Receipts

To the extent a Fund invests in stocks of foreign corporations, a Fund’s investment in such stocks may also be in the form of depositary receipts or other securities convertible into securities of foreign issuers.  Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.  American Depositary Receipts (“ADRs”) are receipts typically issued by an American bank or trust company that evidence ownership of underlying securities issued by a foreign corporation.  European Depositary Receipts (“EDRs”) are receipts issued in Europe that evidence a similar ownership arrangement.  Global Depositary Receipts (“GDRs”) are receipts issued throughout the world that evidence a similar arrangement.  Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are desi gned for use in European securities markets.  GDRs are tradable both in the United States and in Europe and are designed for use throughout the world.  Depositary receipts will not necessarily be denominated in the same currency as their underlying securities.

Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

Fund investments in depositary receipts, which include ADRs, GDRs and EDRs, are deemed to be investments in foreign securities for purposes of a Fund’s investment strategy.

Equity Securities

Common Stocks.  A Fund may invest in common stocks.  Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied.  Common stocks generally have voting rights.  Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Convertible Securities.  A Fund may invest in convertible securities that may be considered high yield securities.  Convertible securities include corporate bonds, notes and preferred stock that can be converted into or exchanged for a prescribed amount of common stock of the same or a different issue within a particular period of time at a specified price or formula.  A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible stock matures or is redeemed, converted or exchanged.  While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer’s common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.  The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline.  While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.  When investing in convertible securities, a Fund may invest in the lowest credit rating category.

Preferred Stock.  A Fund may invest in preferred stock. A preferred stock blends the characteristics of a bond and common stock.  It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer’s growth may be limited.  Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.  When investing in preferred stocks, a Fund may invest in the lowest credit rating category.

Warrants and Rights.  A Fund may purchase warrants and rights, which are instruments that permit a Fund to acquire, by subscription, the capital stock of a corporation at a set price, regardless of the market price for such stock.  Warrants may be either perpetual or of limited duration, but they usually do not have voting rights or pay dividends.  The market price of warrants is usually significantly less than the current price of the underlying stock.  Thus, there is a greater risk that warrants might drop in value at a faster rate than the underlying stock.

Foreign Currencies

A Fund may invest directly and indirectly in foreign currencies.  Investments in foreign currencies are subject to numerous risks not least being the fluctuation of foreign currency exchange rates with respect to the U.S. dollar.  Exchange rates fluctuate for a number of reasons.

Inflation.  Exchange rates change to reflect changes in a currency’s buying power.  Different countries experience different inflation rates due to different monetary and fiscal policies, different product and labor market conditions, and a host of other factors.

Trade Deficits.  Countries with trade deficits tend to experience a depreciating currency.  Inflation may be the cause of a trade deficit, making a country’s goods more expensive and less competitive and so reducing demand for its currency.

Interest Rates.  High interest rates may raise currency values in the short term by making such currencies more attractive to investors.  However, since high interest rates are often the result of high inflation, long-term results may be the opposite.

Budget Deficits and Low Savings Rates.  Countries that run large budget deficits and save little of their national income tend to suffer a depreciating currency because they are forced to borrow abroad to finance their deficits.  Payments of interest on this debt can inundate the currency markets with the currency of the debtor nation.  Budget deficits also can indirectly contribute to currency depreciation if a government chooses inflationary measure to cope with its deficits and debt.

Political Factors.  Political instability in a country can cause a currency to depreciate.  Demand for a certain currency may fall if a country appears a less desirable place in which to invest and do business.

Government Control.  Through their own buying and selling of currencies, the world’s central banks sometimes manipulate exchange rate movements.  In addition, governments occasionally issue statements to influence people’s expectations about the direction of exchange rates, or they may instigate policies with an exchange rate target as the goal.

The value of a Fund’s investments is calculated in U.S. dollars each day that the New York Stock Exchange is open for business.  As a result, to the extent that the a Fund’s assets are invested in instruments denominated in foreign currencies and the currencies appreciate relative to the U.S. dollar, a Fund’s NAV per share as expressed in U.S. dollars (and, therefore, the value of your investment) should increase.  If the U.S. dollar appreciates relative to the other currencies, the opposite should occur.

The currency-related gains and losses experienced by the a Fund will be based on changes in the value of portfolio securities attributable to currency fluctuations only in relation to the original purchase price of such securities as stated in U.S. dollars.  Gains or losses on shares of the a Fund will be based on changes attributable to fluctuations in the NAV of such shares, expressed in U.S. dollars, in relation to the original U.S. dollar purchase price of the shares.  The amount of appreciation or depreciation in the a Fund’s assets also will be affected by the net investment income generated by the money market instruments in which each Fund invests and by changes in the value of the securities that are unrelated to changes in currency exchange rates.

A Fund may incur currency exchange costs when it sells instruments denominated in one currency and buy instruments denominated in another.

Currency Transactions.  A Fund conducts currency exchange transactions on a spot basis.  Currency transactions made on a spot basis are for cash at the spot rate prevailing in the currency exchange market for buying or selling currency.  A Fund also enters into forward currency contracts.  See “Options, Futures and Other Strategies” below.  A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract.  These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

A Fund may invest in a combination of forward currency contracts and U.S. dollar-denominated market instruments in an attempt to obtain an investment result that is substantially the same as a direct investment in a foreign currency-denominated instrument.  This investment technique creates a “synthetic” position in the particular foreign-currency instrument whose performance the Adviser is trying to duplicate.  For example, the combination of U.S. dollar-denominated instruments with “long” forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself.  Such combined positions are sometimes necessary when the money market in a particular foreign currency is small or relatively illiquid.

A Fund may invest in forward currency contracts to hedge either specific transactions (transaction hedging) or portfolio positions (position hedging).  Transaction hedging is the purchase or sale of forward currency contracts with respect to specific receivables or payables of a Fund in connection with the purchase and sale of portfolio securities.  Position hedging is the sale of a forward currency contract on a particular currency with respect to portfolio positions denominated or quoted in that currency.

A Fund may use forward currency contracts for position hedging if consistent with its policy of trying to expose its net assets to foreign currencies.  A Fund is not required to enter into forward currency contracts for hedging purposes and it is possible that a Fund may not be able to hedge against a currency devaluation that is so generally anticipated that a Fund is unable to contract to sell the currency at a price above the devaluation level it anticipates. It also is possible, under certain circumstances, that a Fund may have to limit its currency transactions to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (“Code”).

A Fund currently does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of its portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency.  If a Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If a Fund engages in an offsetting transaction, it will incur a gain or loss to the extent that there has been movement in forward currency contract prices.  If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, a Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy.  If forward prices go up, a Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

Since a Fund invests in money market instruments denominated in foreign currencies, it may hold foreign currencies pending investment or conversion into U.S. dollars.  Although a Fund values its assets daily in U.S. dollars, it does not convert its holdings of foreign currencies into U.S. dollars on a daily basis.  A Fund will convert its holdings from time to time, however, and incur the costs of currency conversion.  Foreign exchange dealers do not charge a fee for conversion, but they do realize a profit based on the difference between the prices at which they buy and sell various currencies.  Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, and offer to buy the currency at a lower rate if a Fund tries to resell the currency to the dealer.

Foreign Currency Options.  A Fund may invest in foreign currency-denominated securities and may buy or sell put and call options on foreign currencies.  A Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market.  A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires.  A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires.  Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much ma rket liquidity as exchange-traded options.

Foreign Currency Exchange-Related Securities.

Foreign currency warrants.  Foreign currency warrants such as Currency Exchange WarrantsSM (“CEWsSM”) are warrants which entitle the holder to receive from their issuer an amount of cash (generally, for warrants issued in the United States, in U.S. dollars) which is calculated pursuant to a predetermined formula and based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant.  Foreign currency warrants generally are exercisable upon their issuance and expire as of a specified date and time.  Foreign currency warrants have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed-income marketplace.  Foreign currency warrants may attempt to reduc e the foreign exchange risk assumed by purchasers of a security by, for example, providing for a supplemental payment in the event that the U.S. dollar depreciates against the value of a major foreign currency such as the Japanese yen or the euro.  The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (e.g., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are severable from the debt obligations with which they may be offered, and may be listed on exchanges. Foreign currency warrants may be exercisable only in certain minimum amounts, and an investor wishing to exercise warrants who possesses less than the minimum number required for exercise may be required either to sell the warrants or to purchase additional warrants, thereby incurr ing additional transaction costs.  In the case of any exercise of warrants, there may be a time delay between the time a holder of warrants gives instructions to exercise and the time the exchange rate relating to exercise is determined, during which time the exchange rate could change significantly, thereby affecting both the market and cash settlement values of the warrants being exercised.  The expiration date of the warrants may be accelerated if the warrants should be delisted from an exchange or if their trading should be suspended permanently, which would result in the loss of any remaining “time value” of the warrants (i.e., the difference between the current market value and the exercise value of the warrants), and, in the case the warrants were “out-of-the-money,” in a total loss of the purchase price of the warrants.

Warrants are generally unsecured obligations of their issuers and are not standardized foreign currency options issued by the Options Clearing Corporation (“OCC”).  Unlike foreign currency options issued by OCC, the terms of foreign exchange warrants generally will not be amended in the event of governmental or regulatory actions affecting exchange rates or in the event of the imposition of other regulatory controls affecting the international currency markets.  The initial public offering price of foreign currency warrants is generally considerably in excess of the price that a commercial user of foreign currencies might pay in the interbank market for a comparable option involving significantly larger amounts of foreign currencies. Foreign currency warrants are subject to significant foreign exchange risk, including risks arising from complex political or economic factors.

Principal exchange rate linked securities.  Principal exchange rate linked securities (“PERLsSM”) are debt obligations the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency at or about that time.  The return on “standard” principal exchange rate linked securities is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar, and is adversely affected by increases in the foreign exchange value of the U.S. dollar; “reverse” principal exchange rate linked securities are like the “standard” securities, except that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of foreign currency.  Interest payments on the securities are generally made in U.S. dollars at rates that reflect the degree of fore ign currency risk assumed or given up by the purchaser of the notes (i.e., at relatively higher interest rates if the purchaser has assumed some of the foreign exchange risk, or relatively lower interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market).  Principal exchange rate linked securities may in limited cases be subject to acceleration of maturity (generally, not without the consent of the holders of the securities), which may have an adverse impact on the value of the principal payment to be made at maturity.

Performance indexed paper.  Performance indexed paper (“PIPsSM”) is U.S. dollar-denominated commercial paper the yield of which is linked to certain foreign exchange rate movements.  The yield to the investor on performance indexed paper is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency as of or about that time (generally, the index maturity two days prior to maturity).  The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on U.S. dollar-denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

Foreign Securities

A Fund may have both direct and indirect exposure through investments in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices to foreign securities.  In most cases, the best available market for foreign securities will be on exchanges or in over-the-counter (“OTC”) markets located outside the United States.

Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States.  Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on or delays in the removal of funds or other assets of a fund, political or financial instability or diplomatic and other developments that could affect such investments.  Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or to convert currency into U.S. dollars.  There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises.  Investm ents in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments.

China.  Investing in China involves special considerations not typically associated with investing in countries with more democratic governments or more established economies or currency markets. These risks include: (i) the risk of nationalization or expropriation of assets or confiscatory taxation; (ii)greater governmental involvement in and control over the economy, interest rates and currency exchange rates; (iii) controls on foreign investment and limitations on repatriation of invested capital; (iv) greater social, economic and political uncertainty (including the risk of war); (v) dependency on exports and the corresponding importance of international trade; (vi) currency exchange rate fluctuations; and (vii) the risk that certain companies in which the Fund may invest may have dealings with countries subject to sanctions or embargoes imposed by the U.S. government or identified as state sponsors of terrorism. The gover nment of China maintains strict currency controls in support of economic, trade and political objectives and regularly intervenes in the currency market.  The government's actions in this respect may not be transparent or predictable. As a result, the value of the Yuan, and the value of securities designed to provide exposure to the Yuan, can change quickly and arbitrarily. Furthermore, it is difficult for foreign investors to directly access money market securities in China because of investment and trading restrictions. While the economy of China has enjoyed substantial economic growth in recent years there can be no guarantee this growth will continue. These and other factors may decrease the value and liquidity of a Fund's investments.

India.  Investments in India involve special considerations not typically associated with investing in countries with more established economies or currency markets. Political and economic conditions and changes in regulatory, tax, or economic policy in India could significantly affect the market in that country and in surrounding or related countries and have a negative impact on a Fund's performance. Agriculture occupies a prominent position in the Indian economy and the Indian economy therefore may be negatively affected by adverse weather conditions. The Indian government has exercised and continues to exercise significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. While the Indian government has implemented economic structural reform with the objective of liberalizing India's exchange and trade policies, reducing the fiscal deficit, controlling inflation, promoting a sound monetary policy, reforming the financial sector, and placing greater reliance on market mechanisms to direct economic activity, there can be no assurance that these policies will continue or that the economic recovery will be sustained. While the government of India is moving to a more liberal approach, it still places restrictions on the capability and capacity of foreign investors to access and trade Rupee directly.  Foreign investors in India still face burdensome taxes on investments in income producing securities. While the economy of India has enjoyed substantial economic growth in recent years there can be no guarantee this growth will continue. These and other factors may decrease the value and liquidity of a Fund's investments.

Hybrid Instruments

A Fund may invest in hybrid instruments.  A hybrid instrument is a type of potentially high-risk derivative that combines a traditional stock, bond, or commodity with an option or forward contract. Generally, the principal amount, amount payable upon maturity or redemption, or interest rate of a hybrid is tied (positively or negatively) to the price of some commodity, currency or securities index or another interest rate or some other economic factor (each a “benchmark”).  The interest rate or (unlike most fixed income securities) the principal amount payable at maturity of a hybrid security may be increased or decreased, depending on changes in the value of the benchmark.  A hybrid could be, for example, a bond issued by an oil company that pays a small base level of interest, in addition to interest that accrues when oil prices exceed a certain predetermined level.  Such a hybrid instrument would be a combination of a bond and a call option on oil.

Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, and increased total return.  Hybrids may not bear interest or pay dividends.  The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark.  These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid.  Under certain conditions, the redemption value of a hybrid could be zero.  Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated bond that has a fixed principal amount and pays a fixed rate or floating rate of interest.  The purchase of hybrids also exposes a Fund to the credit risk of the iss uer of the hybrids.  These risks may cause significant fluctuations in the NAV of a Fund.

Certain issuers of structured products such as hybrid instruments may be deemed to be investment companies as defined in the 1940 Act.  As a result, a Fund’s investment in these products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Illiquid Investments and Restricted Securities

Each Fund may purchase and hold illiquid investments.  No Fund will purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale.  This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (“1933 Act”), which the Board of Trustees (“Board” or “Trustees”) or Rafferty Asset Management, LLC (“Rafferty” or the “Adviser”), the Funds’ investment adviser, has determined under Board-approved guidelines are liquid.  No Fund, however, currently anticipates investing in such restricted securities.

The term “illiquid investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments.  Investments currently considered to be illiquid include:  (1) repurchase agreements not terminable within seven days; (2) securities for which market quotations are not readily available; (3) over-the-counter (“OTC”) options and their underlying collateral; (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand; and (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board; and (6) in certain circumstances, securities involved in swap, cap, floor or collar transactions.  The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that a Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement.  The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

A Fund may not be able to sell illiquid investments when Rafferty considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid.  In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid.  Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on NAV.

Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers.  Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders.  An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by a Fund, however, could affect adversely the marketability of such portfolio securities, and a Fund may be unable to dispose of such securities promptly or at reasonable prices.

Indexed Securities

A Fund may purchase indexed securities, which are securities, the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators, consistent with its investment objective.  Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.  Recent issuers of indexed securities have included banks, corporations and certain U.S. government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad.  At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates.  Indexed securities may be more volatile than the underlying instruments.  Certain indexed securities that are not traded on an established market may be deemed illiquid.  See “Illiquid Investments and Restricted Securities” above.

Interest Rate Swaps

A Fund may enter into interest rate swaps for hedging purposes and non-hedging purposes.  Since swaps are entered into for good faith hedging purposes or are offset by a segregated account maintained by an approved custodian, Rafferty believes that swaps do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to a Fund’s borrowing restrictions.  The net amount of the excess, if any, of a Fund’s obligations over its entitlement with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or other liquid securities having an aggregate NAV at least equal to such accrued excess will be maintained in a segregated account by each Fund’s custodian.  A Fund will not enter into any interest rate swap unless Rafferty believes that the other party to the transaction is creditworthy.  If there is a default by the other party to such a transaction, a Fund w ill have contractual remedies pursuant to the agreement.  The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the interbank market.

Junk Bonds

A Fund may invest in lower-rated debt securities, including securities in the lowest credit rating category, of any maturity, often called “junk bonds.”

Junk bonds generally offer a higher current yield than that available for higher-grade issues.  However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates.  During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion.  At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties.  As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default.  There can be no assurance that such declines will not recur.

The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit a Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets.  Adverse publicity and investor perceptions, whether based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.  Changes by recognized rating services in their rating of a fixed-income security may affect the value of these investments.  A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase.  However, Rafferty will monitor the investment to determine whether continued investment in the security will assist in meeting a Fund’s investment objective.

Mortgage-Backed Securities

A Fund may invest in mortgage-backed securities.  A mortgage-backed security is a type of pass-through security, which is a security representing pooled debt obligations repackaged as interests that pass income through an intermediary to investors. In the case of mortgage-backed securities, the ownership interest is in a pool of mortgage loans.

Mortgage-backed securities are most commonly issued or guaranteed by the Government National Mortgage Association (“Ginnie Mae®” or “GNMA”), Federal National Mortgage Association (“Fannie Mae®” or “FNMA”) or Federal Home Loan Mortgage Corporation (“Freddie Mac®” or “FHLMC”), but may also be issued or guaranteed by other private issuers. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development.  It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities.  FNMA is a publicly owned, government-sponsored corporation that mostly packages mortgages backed by the Federal Housing Administration, but also sells some non-governmentally backed mortgages. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA. The FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provide certain guarantees.  The corporation’s stock is owned by savings institutions across the United States and is held in trust by the Federal Home Loan Bank System. Pass-through securities issued by the FHLMC are guaranteed as to timely payment of principal and interest only by the FHLMC.

Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. government.  The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

Collateralized mortgage obligations (“CMOs”) are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as “Mortgage Assets”).  Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references in this section to CMOs include multi-class pass-through securities.  Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid.  Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis.  The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways.  Typically, payments of principal, including any prepayments, on the underlying mortgages are ap plied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

Stripped mortgage-backed securities (“SMBS”) are derivative multi-class mortgage securities.  A Fund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. government.  SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets.  A Fund will only invest in SMBS whose mortgage assets are U.S. government obligations.  A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal.  If the underlying mortgage assets experience greater than anticipated prepayments of principal, each Fund may fail to fully recoup its initial investment in these securities.  The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

Investment in mortgage-backed securities poses several risks, including among others, prepayment, market and credit risk.  Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield.  Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower.  Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise.  Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.  Market risk reflects the risk that the price of a security may fluctuate over time.  The price of mortgage-backed securities may be particular ly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue.  In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.  Credit risk reflects the risk that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations.  Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government.  The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions.  With respect to GNMA certificates, although GNMA guarantees timely payment eve n if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult.

Municipal Obligations

A Fund may invest in municipal obligations.  In addition to the usual risks associated with investing for income, the value of municipal obligations can be affected by changes in the actual or perceived credit quality of the issuers.  The credit quality of a municipal obligation can be affected by, among other factors:  a) the financial condition of the issuer or guarantor; b) the issuer’s future borrowing plans and sources of revenue; c) the economic feasibility of the revenue bond project or general borrowing purpose; d) political or economic developments in the region or jurisdiction where the security is issued; and e) the liquidity of the security.  Because municipal obligations are generally traded over the counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security.  The liquidity of some municipal issues can be enhanced by demand features, which enable a Fund to demand payme nt from the issuer or a financial intermediary on short notice.

Options, Futures and Other Strategies

General.  A Fund may use certain options (traded on an exchange and OTC, or otherwise), futures contracts (sometimes referred to as “futures”) and options on futures contracts (collectively, “Financial Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the “CFTC”).  In addition, a Fund’s ability to use Financial Instruments will be limited by tax considerations.  See “Dividends, Other Distributions and Taxes.”  Pursuant to a claim for exemption filed with the National Futures Association on behalf of each Fund, each Fund is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act.

In addition to the instruments, strategies and risks described below and in the Prospectus, Rafferty may discover additional opportunities in connection with Financial Instruments and other similar or related techniques.  These new opportunities may become available as Rafferty develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed.  Rafferty may utilize these opportunities to the extent that they are consistent with a Fund’s investment objective and permitted by a Fund’s investment limitations and applicable regulatory authorities.  A Fund’s Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

Special Risks.  The use of Financial Instruments involves special considerations and risks, certain of which are described below.  Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1)

Successful use of most Financial Instruments depends upon Rafferty’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities.  The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion.  Due to the possibility of distortion, a correct forecast of stock market trends by Rafferty may still not result in a successful transaction.  Rafferty may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place, which, thus, may result in the strategy being unsuccessful.

(2)

Options and futures prices can diverge from the prices of their underlying instruments.  Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3)

As described below, a Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options).  If a Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured.  These requirements might impair a Fund’s ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so or require that a Fund sell a portfolio security at a disadvantageous time.  A Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a marke t, the ability and willingness of the other party to the transaction (the “counterparty”) to enter into a transaction closing out the position.  Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(4)

Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by a Fund on options transactions.

Cover.  Transactions using Financial Instruments, other than purchased options, expose a Fund to an obligation to another party.  A Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above.  Each Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, [______________], in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets.  As a result, the commitment of a large portion of a Fund’s assets to cover or accounts could impede portfolio management or a Fund’s ability to meet redemption requests or other current obligations.

Options.  The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions.  Options that expire unexercised have no value.  Options currently are traded on the Chicago Board Options Exchange® (“CBOE®”), the AMEX and other exchanges, as well as the OTC markets.

By buying a call option on a security, a Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price.  By writing (selling) a call option and receiving a premium, a Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised.  By buying a put option, a Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price.  By writing a put option, a Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by a Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction.  For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction.  Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction.  Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Securities.  Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction.  In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee.  Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option.  Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.

A Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market.  However, there can be no assurance that such a market will exist at any particular time.  Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists.  There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration.  In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.  The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Risks of Options on Currencies and Securities.  Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction.  In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee.  Thus, when a Fund purchases an OTC option, it relies on the counterparty from which it purchased the option to make or take delivery of the underlying investment upon exercise of the option.  Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit of the transaction.

A Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market.  However, there can be no assurance that such a market will exist at any particular time.  Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists.  There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration.  In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit.  The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because a Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indices.  An index fluctuates with changes in the market values of the securities included in the index.  Options on indices give the holder the right to receive an amount of cash upon exercise of the option.  Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option.  Some stock index options are based on a broad market index such as the S&P 500® Index, the NYSE Composite Index or the AMEX® Major Market Index or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

Each of the exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers).  Under these limitations, option positions of all investment companies advised by Rafferty are combined for purposes of these limits.  Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions.  These positions limits may restrict the number of listed options that a Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts.  When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from a Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call.  The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total value for each point of such difference.  When a Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above ..  When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon a Fund’s exercise of the put, to deliver to a Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls.  When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require a Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices.  If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change.  If such a change causes the exercised option to fall out-of-the-money, a Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract.  While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Forward Contracts.  The Funds may enter into equity, equity index or interest rate forward contracts for purposes of attempting to gain exposure to an index or group of securities without actually purchasing these securities, or to hedge a position.  Forward contracts are two-party contracts pursuant to which one party agrees to pay the counterparty a fixed price for an agreed upon amount of commodities, securities, or the cash value of the commodities, securities or the securities index, at an agreed upon date.  Because they are two-party contracts and because they may have terms greater than seven days, forward contracts may be considered to be illiquid for the Fund’s illiquid investment limitations.  A Fund will not enter into any forward contract unless Rafferty believes that the other party to the transaction is creditworthy.  A Fund bears the risk of loss of the amount expected to be received und er a forward contract in the event of the default or bankruptcy of a counterparty.  If such a default occurs, a Fund will have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund’s rights as a creditor.

Futures Contracts and Options on Futures Contracts.  A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract.  An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made.  No physical delivery of the underlying securities in the index is made.

When a Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option.  If a Fund writes a call, it assumes a short futures position.  If it writes a put, it assumes a long futures position.  When a Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether a Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index.  The extent of a Fund’s loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited.  A Fund only purchase and sell futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract.  Instead, at the inception of a futures contract a Fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value.  Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules.  Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied.  Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as “marking-to-market.”  Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund’s obligations to or from a futures commission merchant.  When a Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk.  In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements.  If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold.  Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market.  However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time.  In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit.  Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses.  A Fund would continue to be subject to market risk with respect to the position.  In addition, except in the case of purchased options, a Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options Thereon.  The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions.  First, all participants in the futures market are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets.  Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.  Third, from the point of vi ew of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Risks Associated with Commodity Futures Contracts.  There are several additional risks associated with transactions in commodity futures contracts.

Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity.  The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity.  To the extent that the storage costs for an underlying commodity change while a Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

Reinvestment.  In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow.  In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price.  Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity.  The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund.  If the nat ure of hedgers and speculators in futures markets has shifted when it is time for a Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.

Other Economic Factors.  The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.  These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities.  Certain commodities are also subject to limited pricing flexibility because of supply and demand factors.  Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials.  These additional variables may create additional investment risks which subject a Fund’s investments to greater volatility than investments in traditional securities.

Combined Positions.  A Fund may purchase and write options in combination with each other.  For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract.  Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase.  Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Other Investment Companies

A Fund may invest in the securities of other investment companies.  Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses.  By investing in another investment company, a Fund becomes a shareholder of that investment company.  As a result, Fund shareholders indirectly will bear a Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with a Fund’s own operations.  A Fund intends to limit investments in securities issued by other investment companies in accordance with the 1940 Act.

Zero-Coupon Securities

A Fund may invest in zero-coupon securities of any rating or maturity.  Zero-coupon securities make no periodic interest payment, but are sold at a deep discount from their face value (“original issue discount”).  The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date.  The original issue discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer’s perceived credit quality.  If the issuer defaults, a Fund may not receive any return on its investment.  Because zero-coupon securities bear no interest and compound semi-annually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities.  Since zero-coupon security holders do not receive interest payments, when interest rates rise, zer o-coupon securities fall more dramatically in value than securities paying interest on a current basis.  When interest rates fall, zero-coupon securities rise more rapidly in value because the securities reflect a fixed rate of return.  An investment in zero-coupon and delayed interest securities may cause a Fund to recognize income and to be required to make distributions thereof to shareholders before it receives any cash payments on its investment.  See “Dividends, Other Distributions and Taxes – Income from Zero-Coupon and Payment-in-Kind Securities.”

Payment-In-Kind Securities and Strips

A Fund may invest in payment-in-kind securities and strips of any rating or maturity.  Payment-in-kind securities allow the issuer, at its option, to make current interest payments on the bonds either in cash or in bonds.  Both zero-coupon securities and payment-in-kind securities allow an issuer to avoid the need to generate cash to meet current interest payments.  Even though such securities do not pay current interest in cash, a Fund nonetheless is required to accrue interest income on these investments and to distribute the interest income at least annually to shareholders.  Thus, a Fund could be required at times to liquidate other investments to satisfy distribution requirements.  A Fund may also invest in strips, which are debt securities whose interest coupons are taken out and traded separately after the securities are issued but otherwise are comparable to zero-coupon securities.  Like zero-coupon securit ies and payment-in-kind securities, strips are generally more sensitive to interest rate fluctuations than interest paying securities of comparable term and quality.

Real Estate Companies

A Fund may make investments in the securities of real estate companies, which are regarded as those which derive at least 50% of their respective revenues from the ownership, construction, financing, management or sale of commercial, industrial, or residential real estate, or have at least 50% of their respective assets in such real estate.  Such investments include common stocks (including real estate investment trust (“REIT”) shares, see “Real Estate Investment Trusts” below), rights or warrants to purchase common stocks, securities convertible into common stocks where the conversion feature represents, in Rafferty’s view, a significant element of the securities’ value, and preferred stocks.

Real Estate Investment Trusts

A Fund may make investments in REITs.  REITs include equity, mortgage and hybrid REITs.  Equity REITs own real estate properties, and their revenue comes principally from rent.  Mortgage REITs loan money to real estate owners, and their revenue comes principally from interest earned on their mortgage loans.  Hybrid REITs combine characteristics of both equity and mortgage REITs.  The value of an equity REIT may be affected by changes in the value of the underlying property, while a mortgage REIT may be affected by the quality of the credit extended.  The performance of both types of REITs depends upon conditions in the real estate industry, management skills and the amount of cash flow.  The risks associated with REITs include defaults by borrowers, self-liquidation, failure to qualify as a pass-through entity under the federal tax law, failure to qualify as an exempt entity under the 1940 Act and the fact tha t REITs are not diversified.

Repurchase Agreements

A Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities.  Repurchase agreements generally are for a short period of time, usually less than a week. Under a repurchase agreement, a Fund purchases a U.S. government security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later.  The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during a Fund’s holding period.  While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year.  Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments.  No Fund may enter into such a repurchase agreement if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments.  See “Illiquid Investments and Restricted Securities” above.

A Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by a Fund in each repurchase agreement.  In the event of default or bankruptcy by the seller, a Fund will liquidate those securities (whose market value, including accrued interest, must be at least 100% of the amount invested by a Fund) held under the applicable repurchase agreement, which securities constitute collateral for the seller’s obligation to repurchase the security.  If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral.  In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by a Fund may be delayed or limited ..

Reverse Repurchase Agreements

A Fund may borrow by entering into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements.  Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed to price.  At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest).  Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by a Fund may decline below the price of the securities a Fund has sold but is obliged to repurchase.  If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund’s obligation to repurchase the securities.  During that time, a Fund’s use of the proceeds of the reverse repurchase agreement effectively may be restricted.  Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of a Fund’s limitation on borrowing.

Short Sales

A Fund may engage in short sale transactions under which a Fund sells a security it does not own.  To complete such a transaction, a Fund must borrow the security to make delivery to the buyer.  A Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by a Fund.  Until the security is replaced, a Fund is required to pay to the lender amounts equal to any dividends that accrue during the period of the loan.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until a Fund closes its short position or replaces the borrowed stock, a Fund will:  (1) maintain an account containing cash or liquid assets at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the stock sold short and (b) the amount deposited in the account plus the amount deposited with the broker as collateral will not be less than the market value of the stock at the time the stock was sold short; or (2) otherwise cover a Fund’s short position.

Swap Agreements

A Fund may enter into swap agreements.  Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year.  In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments.  The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.”  Consequently, a Fund’s current obligations (or rights) under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).  Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets.  Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate NAV at least equal to the accrued excess will be maintained in an account with the Custodian that satisfies the 1940 Act.  A Fund also will establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis.  Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a Fund’s investment restriction concerning senior securities.

Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for a Fund illiquid investment limitations.  A Fund will not enter into any swap agreement unless Rafferty believes that the other party to the transaction is creditworthy.  A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

A Fund may enter into a swap agreement with respect to an equity market index in circumstances where Rafferty believes that it may be more cost effective or practical than buying the securities represented by such index or a futures contract or an option on such index.  The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer.  The counterparty will generally agree to pay a Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks.  A Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks.  Therefore, the return to a Fund on any swap agreement sh ould be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by a Fund on the notional amount.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation.  As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market.  Rafferty, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Unrated Debt Securities

A Fund may also invest in unrated debt securities.  Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market.  Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds.  The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

U.S. Government Securities

A Fund may invest in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.

U.S. government securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. government.  Not all U.S. government securities are backed by the full faith and credit of the United States.  Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. government to purchase the agencies’ obligations; while others are supported only by the credit of the instrumentality.  In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. government securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years).  All such Treasury securities are backed by the full faith and credit of the United States.

U.S. government agencies and instrumentalities that issue or guarantee securities include the Federal Housing Administration, the Federal National Mortgage Association (“Fannie Mae©”), the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association (“Ginnie Mae®”), the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Banks the Federal Home Loan Mortgage Corporation (“Freddie Mac©”), the Farm Credit Banks, the Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association (“Sallie Mae©”).

Yields on short-, intermediate- and long-term U.S. government securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation.  Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields.  The market value of U.S. government securities generally varies inversely with changes in the market interest rates.  An increase in interest rates, therefore, generally would reduce the market value of a Fund’s portfolio investments in U.S. government securities, while a decline in interest rates generally would increase the market value of a Fund’s portfolio investments in these securities.

When-Issued Securities

A Fund may enter into firm commitment agreements for the purchase of securities on a specified future date.  A Fund may purchase, for example, new issues of fixed-income instruments on a when-issued basis, whereby the payment obligation, or yield to maturity, or coupon rate on the instruments may not be fixed at the time of transaction.  A Fund will not purchase securities on a when-issued basis if, as a result, more than 15% of its net assets would be so invested.  If a Fund enters into a firm commitment agreement, liability for the purchase price and the rights and risks of ownership of the security accrue to a Fund at the time it becomes obligated to purchase such security, although delivery and payment occur at a later date.  Accordingly, if the market price of the security should decline, the effect of such an agreement would be to obligate a Fund to purchase the security at a price above the current market price on the date of delivery and payment.  During the time a Fund is obligated to purchase such a security, it will be required to segregate assets with an approved custodian in an amount sufficient to settle the transaction.

Other Investment Risks and Practices

Borrowing.  A Fund may borrow money for investment purposes, which is a form of leveraging.  Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity.  Leverage will magnify changes in a Fund’s NAV and on a Fund’s investments.  Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowing is outstanding.  Leverage also creates interest expenses for a Fund.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay, that Fund’s net income will be greater than it would be if leverage were not used.  Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of a Fund will be l ess than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced.  The use of derivatives in connection with leverage creates the potential for significant loss.

A Fund may borrow money to facilitate management of a Fund’s portfolio by enabling a Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous.  Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, a Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed.  If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

Lending Portfolio Securities.  Each Fund may lend portfolio securities with a value not exceeding 33 1/3% of its total assets to brokers, dealers, and financial institutions.  Borrowers are required continuously to secure their obligations to return securities on loan from a Fund by depositing any combination of short-term government securities and cash as collateral with a Fund.  The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked to market daily.  While a Fund’s portfolio securities are on loan, a Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized.  A Fund may invest the interest received and the collateral, thereby earning additional income.  Loans would be subject to termination by the lending Fu nd on a four-business days notice or by the borrower on a one-day notice.  Borrowed securities must be returned when the loan is terminated.  Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and that Fund’s shareholders.  A lending Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan.  Each Fund currently has no intention of lending its portfolio securities.

Portfolio Turnover.  The Trust anticipates that each Fund’s annual portfolio turnover will vary.  A Fund’s portfolio turnover rate is calculated by the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year.  Based on this calculation, instruments with remaining maturities of less than one year are excluded from the portfolio turnover rate.  Such instruments generally would include futures contracts and options, since such contracts generally have a remaining maturity of less than one year.  In any given period, all of a Fund’s investments may have a remaining maturity of less than one year; in that case, the portfolio turnover rate for that period would be equal to zero.  However, each Fund’s portfolio turnover rate calculated with all securities whose maturities were one year or less is anticipated to be unusually high.

High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.  Such sales also may result in adverse tax consequences to a Fund’s shareholders resulting from its distributions of the increased capital gains recognized as a result of that trading.  The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

Risk of Tracking Error

Several factors may affect a Fund’s ability to track the performance of its applicable index.  Among these factors are: (1) Fund expenses, including brokerage expenses and commissions (which may be increased by high portfolio turnover); (2) less than all of the securities in the target index being held by a Fund and securities not included in the target index being held by a Fund; (3) an imperfect correlation between the performance of instruments held by a Fund, such as futures contracts and options, and the performance of the underlying securities in the cash market comprising an index; (4) bid-ask spreads; (5) a Fund holding instruments that are illiquid or the market for which becomes disrupted; (6) the need to conform a Fund’s portfolio holdings to comply with that Fund’s investment restrictions or policies, or regulatory or tax law requirements; and (7) market movements that run counter to a Bull Fund’s investments (which will cause divergence between a Fund and its target index over time due to the mathematical effects of leveraging).

While index futures and options contracts closely correlate with the applicable indices over long periods, shorter-term deviation, such as on a daily basis, does occur with these instruments.  As a result, a Fund’s short-term performance will reflect such deviation from its target index.

In the case of Bear ETFs whose NAVs are intended to move inversely from their target indices, the factor of compounding also may lead to tracking error.  Even if there is a perfect inverse correlation between a Fund and the return of its applicable target index on a daily basis, the symmetry between the changes in the benchmark and the changes in a Fund’s NAV can be altered significantly over time by a compounding effect.  For example, if a Fund achieved a perfect inverse correlation with its target index on every trading day over an extended period and the level of returns of that index significantly decreased during that period, a compounding effect for that period would result, causing an increase in a Fund’s NAV by a percentage that is somewhat greater than the percentage that the index’s returns decreased.  Conversely, if a Fund maintained a perfect inverse correlation with its target index over an extended per iod and if the level of returns of that index significantly increased over that period, a compounding effect would result, causing a decrease of a Fund’s NAV by a percentage that would be somewhat less than the percentage that the index returns increased.

Leverage

Each Fund intends regularly to use leveraged investment techniques in pursuing its investment objectives.  Utilization of leverage involves special risks and should be considered to be speculative.  Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the amount the Fund has invested.  Leverage creates the potential for greater gains to shareholders of these Funds during favorable market conditions and the risk of magnified losses during adverse market conditions.  Leverage is likely to cause higher volatility of the net asset values of these Funds’ Shares.  Leverage may involve the creation of a liability that does not entail any interest costs or the creation of a liability that requires the Fund to pay interest which would decrease the Fund’s total return to shareholders.  If these Funds achieve their investment objectives, during adverse market conditions, sharehold ers should experience a loss greater than they would have incurred had these Funds not been leveraged.

Special Note Regarding the Correlation Risks of Bull Funds.  As discussed in the Prospectus, each of the Funds is a “leveraged,” or Bull Fund, in the sense that each has an investment objective to match a multiple of the performance of an index on a given day.  The Funds are subject to all of the correlation risks described in the Prospectus.  In addition, there is a special form of correlation risk that derives from the Funds’ use of leverage, which is that for periods greater than one day, the use of leverage tends to cause the performance of a Fund to be either greater than, or less than, the index performance times the stated multiple in the fund objective.

A Bull Fund’s return for periods longer than one day is primarily a function of the following:

a)

index performance;

b)

index volatility;

c)

financing rates associated with leverage;

d)

other fund expenses;

e)

dividends paid by companies in the index; and

f)

period of time.

The fund performance for a Bull Fund can be estimated given any set of assumptions for the factors described above. The tables below illustrate the impact of two factors, index volatility and index performance, on a Bull Fund. Index volatility is a statistical measure of the magnitude of fluctuations in the returns of an index and is calculated as the standard deviation of the natural logarithms of one plus the index return (calculated daily), multiplied by the square root of the number of trading days per year (assumed to be 252). The tables show estimated fund returns for a number of combinations of index performance and index volatility over a one year period. Assumptions used in the tables include: a) no dividends paid by the companies included in the index; b) no fund expenses; and c) borrowing/lending rates (to obtain leverage) of zero percent. If fund expenses were included, the fund’s performance would be lower than shown.

The first table below shows an example in which a Bull Fund that has an investment objective to correspond to three times (300% of) the daily performance of an index. The Bull Fund could be expected to achieve a 30% return on a yearly basis if the index performance was 10%, absent any costs or the correlation risk or other factors described above and in the Prospectus under “Correlation Risk.” However, as the table shows, with an index volatility of 20%, such a fund would return 18.02%, again absent any costs or other factors described above and in the Prospectus under “Correlation Risk.” In the charts below, areas shaded green represent those scenarios where a Bull Fund with the investment objective described will outperform (i.e., return more than) the index performance times the stated multiple in the Fund’s investment objective; conversely areas shaded red represent those scenarios where the Fund will underperform (i ..e., return less than) the index performance times the stated multiple in the Fund’s investment objective.

Estimated Fund Return Over One Year of Bull Funds.

	300%	Index Volatility
One Year Index	One Year Index
Performance	Performance	5%	10%	15%	20%	25%	30%	35%	40%	45%	50%	55%
-50%	-150%	-87.67%	-87.94%	-88.39%	-88.98%	-89.71%	-90.53%	-91.43%	-92.36%	-93.29%	-94.21%	-95.08%
-45%	-135%	-83.56%	-83.92%	-84.52%	-85.31%	-86.27%	-87.38%	-88.56%	-89.81%	-91.05%	-92.27%	-93.44%
-40%	-120%	-78.63%	-79.10%	-79.88%	-80.91%	-82.17%	-83.59%	-85.13%	-86.75%	-88.38%	-89.96%	-91.49%
-35%	-105%	-72.80%	-73.41%	-74.39%	-75.70%	-77.29%	-79.11%	-81.08%	-83.14%	-85.19%	-87.21%	-89.15%
-30%	-90%	-66.01%	-66.76%	-67.98%	-69.63%	-71.62%	-73.88%	-76.34%	-78.90%	-81.48%	-84.01%	-86.44%
-25%	-75%	-58.17%	-59.10%	-60.60%	-62.63%	-65.07%	-67.86%	-70.90%	-74.02%	-77.20%	-80.34%	-83.32%
-20%	-60%	-49.21%	-50.34%	-52.17%	-54.62%	-57.59%	-60.98%	-64.63%	-68.47%	-72.33%	-76.09%	-79.67%
-15%	-45%	-39.06%	-40.42%	-42.61%	-45.56%	-49.12%	-53.17%	-57.57%	-62.16%	-66.84%	-71.30%	-75.66%
-10%	-30%	-27.65%	-29.26%	-31.86%	-35.35%	-39.58%	-44.42%	-49.65%	-55.11%	-60.60%	-65.93%	-71.06%
-5%	-15%	-14.91%	-16.79%	-19.86%	-23.96%	-28.97%	-34.61%	-40.78%	-47.16%	-53.63%	-59.98%	-66.02%
0%	0%	-0.75%	-2.95%	-6.52%	-11.31%	-17.12%	-23.75%	-30.92%	-38.42%	-45.95%	-53.24%	-60.35%
5%	15%	14.90%	12.34%	8.20%	2.65%	-4.09%	-11.77%	-20.06%	-28.70%	-37.39%	-45.96%	-54.10%
10%	30%	32.09%	29.16%	24.40%	18.02%	10.25%	1.45%	-8.06%	-18.00%	-28.04%	-37.85%	-47.21%
15%	45%	50.92%	47.56%	42.11%	34.84%	25.97%	15.91%	5.06%	-6.42%	-17.76%	-29.04%	-39.69%
20%	60%	71.44%	67.62%	61.46%	53.15%	43.06%	31.57%	19.18%	6.28%	-6.71%	-19.58%	-31.70%
25%	75%	93.74%	89.42%	82.41%	73.05%	61.64%	48.66%	34.70%	20.00%	5.29%	-9.26%	-22.80%
30%	90%	117.88%	113.01%	105.10%	94.55%	81.66%	67.19%	51.37%	34.80%	18.38%	2.23%	-13.59%
35%	105%	143.92%	138.47%	129.64%	117.79%	103.43%	87.06%	69.28%	50.99%	32.37%	13.84%	-3.24%
40%	120%	171.97%	165.85%	155.99%	142.72%	126.67%	108.36%	88.66%	67.88%	47.33%	26.79%	7.60%
45%	135%	202.06%	195.26%	184.25%	169.50%	151.56%	131.38%	109.44%	86.00%	63.14%	40.68%	19.26%
50%	150%	234.28%	226.74%	214.51%	198.08%	178.22%	155.74%	131.23%	105.78%	80.18%	55.12%	31.98%

Estimated Fund Return Over One Year of 1X Bear Funds.

	Inverse of	Index Volatility
One Year Index	One Year Index
Performance	Performance	5%	10%	15%	20%	25%	30%	35%	40%	45%	50%	55%
-50%	50%	99.1%	97.7%	95.3%	91.9%	87.7%	82.8%	77.2%	70.5%	63.7%	56.1%	48.1%
-45%	45%	81.1%	79.8%	77.6%	74.5%	70.8%	66.2%	60.8%	55.4%	49.1%	42.1%	34.5%
-40%	40%	66.1%	64.9%	62.8%	60.1%	56.5%	52.5%	47.6%	42.2%	36.4%	30.3%	23.5%
-35%	35%	53.4%	52.2%	50.4%	47.8%	44.6%	40.6%	36.3%	31.4%	26.0%	20.2%	13.9%
-30%	30%	42.4%	41.4%	39.6%	37.2%	34.3%	30.6%	26.4%	22.0%	16.7%	11.7%	5.8%
-25%	25%	33.0%	32.0%	30.4%	28.1%	25.4%	21.9%	18.1%	13.7%	9.1%	4.1%	-1.4%
-20%	20%	24.7%	23.7%	22.2%	20.1%	17.5%	14.2%	10.7%	6.5%	2.3%	-2.5%	-7.1%
-15%	15%	17.3%	16.5%	15.0%	13.1%	10.5%	7.6%	4.1%	0.4%	-3.9%	-8.2%	-13.2%
-10%	10%	10.8%	10.0%	8.6%	6.8%	4.4%	1.6%	-1.7%	-5.3%	-9.1%	-13.2%	-17.6%
-5%	5%	5.0%	4.2%	2.9%	1.2%	-1.1%	-3.7%	-6.7%	-10.3%	-13.9%	-18.0%	-21.9%
0%	0%	-0.2%	-1.0%	-2.2%	-3.9%	-6.1%	-8.6%	-11.5%	-14.9%	-18.2%	-22.0%	-26.0%
5%	-5%	-5.0%	-5.7%	-6.9%	-8.5%	-10.5%	-13.0%	-15.7%	-18.9%	-22.2%	-25.9%	-29.4%
10%	-10%	-9.3%	-10.0%	-11.1%	-12.7%	-14.6%	-16.9%	-19.5%	-22.5%	-25.6%	-29.3%	-32.8%
15%	-15%	-13.3%	-13.9%	-15.0%	-16.5%	-18.3%	-20.6%	-23.1%	-25.9%	-28.9%	-32.3%	-35.9%
20%	-20%	-16.9%	-17.5%	-18.5%	-20.0%	-21.8%	-23.9%	-26.3%	-29.1%	-32.1%	-35.5%	-38.5%
25%	-25%	-20.2%	-20.8%	-21.8%	-23.2%	-24.9%	-27.0%	-29.3%	-31.8%	-34.8%	-37.8%	-41.2%
30%	-30%	-23.3%	-23.9%	-24.8%	-26.2%	-27.8%	-29.8%	-32.1%	-34.5%	-37.2%	-40.2%	-43.2%
35%	-35%	-26.1%	-26.7%	-27.6%	-28.9%	-30.5%	-32.5%	-34.5%	-37.1%	-39.7%	-42.5%	-45.7%
40%	-40%	-28.8%	-29.3%	-30.2%	-31.5%	-33.1%	-34.9%	-37.1%	-39.4%	-41.8%	-44.9%	-47.4%
45%	-45%	-31.2%	-31.8%	-32.6%	-33.9%	-35.4%	-37.2%	-39.1%	-41.3%	-44.0%	-46.7%	-49.7%
50%	-50%	-33.5%	-34.1%	-34.9%	-36.1%	-37.4%	-39.2%	-41.3%	-43.4%	-45.8%	-48.4%	-51.1%

Estimated Fund Return Over One Year of 3X Bear ETFs.

	300% Inverse of	Index Volatility
One Year Index	One Year Index
Performance	Performance	5%	10%	15%	20%	25%	30%	35%	40%	45%	50%	55%
-50%	150%	679.4%	646.2%	593.9%	526.6%	449.6%	367.9%	287.1%	210.0%	141.3%	82.1%	33.3%
-45%	135%	487.3%	462.2%	422.6%	371.6%	313.4%	251.9%	190.6%	132.9%	80.9%	36.5%	-0.1%
-40%	120%	353.4%	333.9%	303.2%	264.0%	219.0%	171.1%	123.9%	79.2%	39.4%	4.7%	-23.4%
-35%	105%	257.2%	241.8%	217.7%	186.6%	150.9%	113.3%	75.9%	40.7%	9.3%	-17.9%	-40.0%
-30%	90%	186.4%	174.0%	154.5%	129.5%	101.1%	70.8%	40.8%	12.6%	-12.7%	-34.2%	-52.2%
-25%	75%	133.1%	123.0%	107.2%	86.7%	63.4%	38.7%	14.3%	-8.6%	-29.3%	-46.8%	-61.4%
-20%	60%	92.2%	83.9%	70.7%	53.9%	34.6%	14.2%	-5.9%	-24.9%	-41.9%	-56.3%	-68.3%
-15%	45%	60.3%	53.4%	42.4%	28.2%	12.2%	-4.9%	-21.7%	-37.5%	-51.7%	-63.8%	-73.7%
-10%	30%	35.1%	29.2%	19.9%	8.0%	-5.6%	-19.9%	-34.1%	-47.5%	-59.5%	-69.6%	-77.9%
-5%	15%	14.9%	9.9%	1.9%	-8.2%	-19.8%	-32.0%	-44.1%	-55.5%	-65.5%	-74.3%	-81.3%
0%	0%	-1.5%	-5.8%	-12.6%	-21.3%	-31.3%	-41.8%	-52.1%	-61.9%	-70.6%	-78.0%	-84.1%
5%	-15%	-14.9%	-18.7%	-24.6%	-32.1%	-40.7%	-49.8%	-58.8%	-67.2%	-74.7%	-81.1%	-86.3%
10%	-30%	-26.0%	-29.3%	-34.4%	-41.0%	-48.5%	-56.4%	-64.2%	-71.5%	-78.1%	-83.6%	-88.2%
15%	-45%	-35.3%	-38.1%	-42.6%	-48.4%	-55.1%	-61.9%	-68.8%	-75.1%	-80.9%	-85.7%	-89.7%
20%	-60%	-43.0%	-45.6%	-49.5%	-54.6%	-60.4%	-66.5%	-72.6%	-78.3%	-83.2%	-87.5%	-91.0%
25%	-75%	-49.6%	-51.9%	-55.4%	-59.9%	-65.0%	-70.5%	-75.8%	-80.8%	-85.2%	-89.0%	-92.1%
30%	-90%	-55.2%	-57.2%	-60.4%	-64.4%	-69.0%	-73.8%	-78.6%	-83.0%	-87.0%	-90.3%	-93.0%
35%	-105%	-60.1%	-61.9%	-64.7%	-68.3%	-72.4%	-76.7%	-80.9%	-84.9%	-88.4%	-91.4%	-93.8%
40%	-120%	-64.2%	-65.8%	-68.4%	-71.6%	-75.3%	-79.1%	-83.0%	-86.5%	-89.7%	-92.3%	-94.5%
45%	-135%	-67.8%	-69.3%	-71.5%	-74.5%	-77.8%	-81.3%	-84.8%	-87.9%	-90.8%	-93.2%	-95.1%
50%	-150%	-70.9%	-72.3%	-74.3%	-77.0%	-80.0%	-83.2%	-86.3%	-89.2%	-91.7%	-93.9%	-95.6%

The foregoing tables are intended to isolate the effect of index volatility and index performance on the return of a Bull Fund. The fund’s actual returns may be significantly greater or less than the returns shown above as a result of any of factors discussed above or under “Correlation Risk” in the Prospectus.

INVESTMENT RESTRICTIONS

The Trust, on behalf of each Fund, has adopted the following investment policies which are fundamental policies that may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund, as defined by the Investment Company Act of 1940, as amended (the “1940 Act”).  As defined by the 1940 Act, a “vote of a majority of the outstanding voting securities of the Fund” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

Each Fund’s investment objective is a non-fundamental policy of the Fund.  Non-fundamental policies may be changed by the Board of Trustees (“Board”) without shareholder approval.

For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment.  Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions.  If at any time a Fund’s borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

Each Fund may not:

1.

Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

2.

Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

3.

Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

4.

Except for any Fund that is “concentrated” in an industry or group of industries within the meaning of the 1940 Act, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund’s total assets would be invested in the securities of companies whose principal business activities are in the same industry.

5.

Purchase or sell real estate, except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

6.

Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent a Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts and other financial instruments.

7.

Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended (“1933 Act”) in the disposition of restricted securities or other investment company securities.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Trustees, Rafferty is responsible for decisions to buy and sell securities for each Fund, the selection of broker-dealers to effect the transactions, and the negotiation of brokerage commissions, if any.  Rafferty expects that a Fund may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

When selecting a broker or dealer to execute portfolio transactions, Rafferty considers many factors, including the rate of commission or the size of the broker-dealer’s “spread,” the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer and the research, statistical and economic data furnished by the broker-dealer to Rafferty.

In effecting portfolio transactions for a Fund, Rafferty seeks to receive the closing prices of securities that are in line with those of the securities included in the applicable index and seeks to execute trades of such securities at the lowest commission rate reasonably available.  With respect to agency transactions, Rafferty may execute trades at a higher rate of commission if reasonable in relation to brokerage and research services provided to a Fund or Rafferty. Such services may include the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities.  Each Fund believes that the requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude a Fund and Rafferty from obtaining a high quality of brokerage and res earch services.  In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Rafferty relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

Rafferty may use research and services provided to it by brokers in servicing all Funds; however, not all such services may be used by Rafferty in connection with a Fund.  While the receipt of such information and services is useful in varying degrees and generally would reduce the amount of research or services otherwise performed by Rafferty, this information and these services are of indeterminable value and would not reduce Rafferty’s investment advisory fee to be paid by a Fund.

Purchases and sales of U.S. government securities normally are transacted through issuers, underwriters or major dealers in U.S. government securities acting as principals.  Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

PORTFOLIO HOLDINGS INFORMATION

The Trust maintains portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding a Fund’s portfolio investments to ensure that such disclosure is in the best interests of a Fund’s shareholders.  In adopting the policies, the Board considered actual and potential material conflicts that could arise between the interest of Fund shareholders, the Adviser, distributor, or any other affiliated person of a Fund.  Disclosure of a Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q.  These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.  In addition, each Fund’s portfolio holdings will be made available on the Funds’ or the AM EX website at ____________________, or _________________, respectively, each day the Funds are open for business.

The portfolio composition file (“PCF”) and the IIV, which contain portfolio holdings information, will be made available daily, including to the Funds’ service providers to facilitate the provision of services to the Funds and to certain other entities as necessary for transactions in Creation Units.  Such entities may be limited to National Securities Clearing Corporation (“NSCC”) member, subscribers to various fee-based services, investors that have entered into an authorized participant agreement with the Distributor and the transfer agent or purchase Creation Units through a dealer that has entered into such an agreement (“Authorized Participants”), and other institutional market participants that provide information services.  Each business day, Fund portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or through other fee-based services t o NSCC members and/or subscribers to the fee-based services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of Funds in the secondary market.

Daily access to the PCF file and IIV is permitted to: (i) certain personnel of service providers that are involved in portfolio management and providing administrative, operational, or other support to portfolio management; (ii) Authorized Participants through NSCC, and (iii) other personnel of the Adviser and the Funds’ distributor, administrator, custodian and fund accountant who are involved in functions which may require such information to conduct business in the ordinary course.

From time to time, rating and ranking organizations such as Standard & Poor’s® and Morningstar®, Inc. may request complete portfolio holdings information in connection with rating a Fund.  To prevent such parties from potentially misusing the complete portfolio holdings information, a Fund will generally only disclose such information no earlier than one business day following the date of the information.  Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide additional services to the Funds in the ordinary course of business after it has been disseminated to the NSCC.

In addition, the Funds’ President may grant exceptions to permit additional disclosure of the complete portfolio holdings information at differing times and with differing lag times to rating agencies and to the parties noted above, provided that (1) a Fund has a legitimate business purpose for doing so; (2) it is in the best interests of shareholders; (3) the recipient is subject to a confidentiality agreement; and (4) the recipient is subject to a duty not to trade on the nonpublic information.  The Chief Compliance Officer shall report any disclosures made pursuant to this exception to the Board.

MANAGEMENT OF THE TRUST

Trustees and Officers

The business affairs of each Fund are managed by or under the direction of a Board of Trustees (“Board” or “Trustees”).  The Trustees are responsible for managing a Fund’s business affairs and for exercising all of a Fund’s powers except those reserved to the shareholders.  A Trustee may be removed by a written instrument, signed by at least two-thirds of the other Trustees or by a two-thirds vote of the outstanding Trust shares.

The following table is a list of the Trustees and officers of the Trust, their age, business address and principal occupation during the past five years, including any affiliation with Rafferty, length of service to the Trust, and the position, if any, that they hold on the board of directors of companies other than the Trust.  Each of the non-interested Trustees also serves on the Boards of the Direxion Funds and the Direxion Insurance Trust, the other registered investment companies in the Direxion mutual fund complex which are collectively comprised of [___] series, including the Funds.  Unless otherwise noted, the business address of each Trustee and Officer of the Trust is 33 Whitehall Street, 10th Floor, New York, New York 10004.

Interested Trustee

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Complex Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee
Daniel D. O’Neill(1) Age: 40	Chairman of the Board of Trustees	Since 2008	Managing Director of Rafferty, 1995-present.	[___]	[______________]

Non-Interested Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Complex Overseen by Trustee(2	Other Trusteeships/ Directorships Held by Trustee
[________________] Age: [ ]	[_______]	[__________]	[_____________________]	[___]	[_____________]
[________________] Age: [ ]	[_______]	[_________]	[___________________]	[___]	[_____]
[________________] Age: [ ]	[_______]	[_________]	[__________________]	[___]	[________________]

Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Complex Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee
Daniel D. O’Neill(1) Age: 40	Chairman of the Board of Trustees; President	Since 2008	Managing Director of Rafferty, 1999-present.	N/A	None

William Franca Age: 50	Executive Vice President – Head of Distribution	Since 2008	Senior Vice President – Rafferty since 2006; Massachusetts Financial Services/SunLife Financial Distributors, 2002-2004; Executive Vice President, Distribution, SunLife, 2001-2002.	N/A	None
Todd Warren Age: 40	Chief Compliance Officer	Since 2008	Chief Legal Officer, Alaric Compliance Services, LLC 2006 to present; CCO and General Counsel, Oracle Evolution LLC 10/04 – 2/06.	N/A	None
Todd Kellerman Age: 34	Senior Vice President	Since 2008

Senior Vice President, Rafferty since 2006; Vice President of Corporate Development. Raven Holdings, Inc., 2003-2005; Business Consultant, 2002-2003; Senior Consultant – Business Consulting, Arthur Anderson, 1999-2000.

				N/A	None
Stephen P. Sprague Age: 57	Treasurer and Controller	Since 2008	Chief Financial Officer of Rafferty for the past 5 years.	N/A	None

(1)

Mr. O’Neill is affiliated with Rafferty.  Mr. O’Neill is the Managing Director of Rafferty and owns a beneficial interest in Rafferty.

(2)

The “Fund Complex” consists of the Direxion Shares ETF Trust which currently offers for sale to the public [___] Funds, the Direxion Funds which currently offers for sale to the public [___] portfolios of the 69 currently registered with the SEC and the Direxion Insurance Trust which currently offers for sale 3 portfolios of the 45 currently registered with the SEC.

The Trust has an Audit Committee, consisting of Messrs. _________, _________ and _________.  The members of the Audit Committee are not “interested” persons of the Trust (as defined in the 1940 Act).  The primary responsibilities of the Trust’s Audit Committee are, as set forth in its charter, to make recommendations to the Board Members as to: the engagement or discharge of the Trust’s independent registered public accounting firm (including the audit fees charged by the accounting firm); the supervision of investigations into matters relating to audit matters; the review with the independent registered public accounting firm of the results of audits; and addressing any other matters regarding audits.

The Trust also has a Nominating Committee, consisting of Messrs. _________, _________ and _________, each of whom is a disinterested member of the Board.  The primary responsibilities of the nominating committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The nominating committee also evaluates and nominates Board member candidates.  The Nominating Committee will consider nominees recommended by shareholders.  Such recommendations should be in writing and addressed to a Fund with attention to the Nominating Committee Chair.  The recommendations must include the following Preliminary Information regarding the nominee: (1) name; (2) date of birth; (3) education; (4) business professional or other relevant experience and areas of expertise; (5) current business and home addresses and contact information; (6) other board positions or prior experience; and (7) any knowledge and experience relating to investment companies and investment company governance.

The Trust has a Qualified Legal Compliance Committee, consisting of Messrs. _________, _________ and _________.  The members of the Qualified Legal Compliance Committee are not “interested” persons of the Trust (as defined in the 1940 Act).  The primary responsibility of the Trust’s Qualified Legal Compliance Committee is to receive, review and take appropriate action with respect to any report (“Report”) made or referred to the Committee by an attorney of evidence of a material violation of applicable U.S. federal or state securities law, material breach of a fiduciary duty under U.S. federal or state law or a similar material violation by the Trust or by any officer, director, employee or agent of the Trust.

As of the date of this SAI, no Trustee owns Shares of any Fund.  The following table shows the amount of equity securities owned in the Direxion Family of Investment Companies by the Trustees as of the calendar year ended December 31, 2007:

Dollar Range of Equity Securities Owned:	Interested Trustee:	Non-Interested Trustees:
	Daniel D. O’Neill	[__________]	[__________]	[__________]
Aggregate Dollar Range of Equity Securities in the Direxion Family of Investment Companies (1)	[____]	[____]	[____]	[____]

 (1)

The “Direxion Family of Investment Companies” consists of the Direxion Shares ETF Trust which currently offers for sale to the public [    ] Funds, the Direxion Funds which currently offers for sale to the public [___] portfolios of the [___] currently registered with the SEC and the Direxion Insurance Trust which currently offers for sale 3 portfolios of the 45 currently registered with the SEC.

The Trust’s Trust Instrument provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law.  However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

Prior to the Trust’s commencement of operations, no Trustee was compensated for his service as a Trustee.  The table below shows the estimated compensation that is contemplated to be paid to the Trustees for the Funds’ Fiscal Year ended June 30, ____, assuming a full fiscal year of operations.

Name of Person, Position	Aggregate Estimated Compensation from Total Market Bull 3X Shares	Aggregate Estimated Compensation from Total Market Bear 3X Shares	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex Paid to the Trustees(1)

Interested Trustee
Daniel D. O’Neill	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

Non-Interested Trustees
[___________________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
[___________________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
[___________________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

Name of Person, Position	Aggregate Estimated Compensation from S&P 500® Bull 3X Shares	Aggregate Estimated Compensation from S&P 500® Bear 3X Shares	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex Paid to the Trustees(1)

Interested Trustee
Daniel D. O’Neill	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

Non-Interested Trustees
[___________________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
[___________________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
[___________________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

Name of Person, Position	Aggregate Estimated Compensation from Nasdaq-100® Bull 3X Shares	Aggregate Estimated Compensation from Nasdaq-® Bear 3X Shares	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex Paid to the Trustees(1)

Interested Trustee
Daniel D. O’Neill	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

Non-Interested Trustees
[___________________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
[___________________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
[___________________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

Name of Person, Position	Aggregate Estimated Compensation from Dow 30SM Bull 3X Shares	Aggregate Estimated Compensation from Dow 30SM Bear 3X Shares	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex Paid to the Trustees(1)

Interested Trustee
Daniel D. O’Neill	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

Non-Interested Trustees
[___________________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
[___________________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
[___________________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

Name of Person, Position	Aggregate Estimated Compensation from Mid Cap Bull 3X Shares	Aggregate Estimated Compensation from Mid Cap Bear 3X Shares	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex Paid to the Trustees(1)

Interested Trustee
Daniel D. O’Neill	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

Non-Interested Trustees
[___________________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
[___________________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
[___________________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

Name of Person, Position	Aggregate Estimated Compensation from Russell 2000® Bull 3X Shares	Aggregate Estimated Compensation from Russell 2000® Bear 3X Shares	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex Paid to the Trustees(1)

Interested Trustee
Daniel D. O’Neill	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

Non-Interested Trustees
[___________________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
[___________________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
[___________________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

Name of Person, Position	Aggregate Estimated Compensation from Japan Bull 3X Shares	Aggregate Estimated Compensation from Japan Bear 3X Shares	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex Paid to the Trustees(1)

Interested Trustee
Daniel D. O’Neill	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

Non-Interested Trustees
[_____________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
[_____________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
[_____________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

Name of Person, Position	Aggregate Estimated Compensation from Developed Markets Bull 3X Shares	Aggregate Estimated Compensation from Developed Markets Bear 3X Shares	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex Paid to the Trustees(1)

Interested Trustee
Daniel D. O’Neill	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

Non-Interested Trustees
[_____________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
[_____________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
[_____________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

Name of Person, Position	Aggregate Estimated Compensation from Emerging Markets Bull 3X Shares	Aggregate Estimated Compensation from Emerging Markes Bear 3X Shares	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex Paid to the Trustees(1)

Interested Trustee
Daniel D. O’Neill	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

Non-Interested Trustees
[_____________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
[_____________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
[_____________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

Name of Person, Position	Aggregate Estimated Compensation from BRIC Bull 3X Shares	Aggregate Estimated Compensation from BRIC Bear 3X Shares	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex Paid to the Trustees(1)

Interested Trustee
Daniel D. O’Neill	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

Non-Interested Trustees
[_____________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
[_____________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
[_____________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

Name of Person, Position	Aggregate Estimated Compensation from China Bull 3X Shares	Aggregate Estimated Compensation from China Bear 3X Shares	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex Paid to the Trustees(1)

Interested Trustee
Daniel D. O’Neill	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

Non-Interested Trustees
[_____________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
[_____________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
[_____________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

Name of Person, Position	Aggregate Estimated Compensation from India Bull 3X Shares	Aggregate Estimated Compensation from India Bear 3X Shares	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex Paid to the Trustees(1)

Interested Trustee
Daniel D. O’Neill	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

Non-Interested Trustees
[_____________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
[_____________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
[_____________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

Name of Person, Position	Aggregate Estimated Compensation from Latin America Bull 3X Shares	Aggregate Estimated Compensation from Latin America Bear 3X Shares	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex Paid to the Trustees(1)

Interested Trustee
Daniel D. O’Neill	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

Non-Interested Trustees
[_____________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
[_____________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
[_____________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

Name of Person, Position	Aggregate Estimated Compensation from Commodity Bull 3X Shares	Aggregate Estimated Compensation from Commodity Bear 3X Shares	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex Paid to the Trustees(1)

Interested Trustee
Daniel D. O’Neill	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

Non-Interested Trustees
[___________________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
[___________________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
[___________________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

Name of Person, Position	Aggregate Estimated Compensation from Energy Bull 3X Shares	Aggregate Estimated Compensation from Energy Bear 3X Shares	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex Paid to the Trustees(1)

Interested Trustee
Daniel D. O’Neill	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

Non-Interested Trustees
[___________________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
[___________________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
[___________________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

Name of Person, Position	Aggregate Estimated Compensation from Financial Bull 3X Shares	Aggregate Estimated Compensation from Financial Bear 3X Shares	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex Paid to the Trustees(1)

Interested Trustee
Daniel D. O’Neill	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

Non-Interested Trustees
[___________________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
[___________________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
[___________________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

Name of Person, Position	Aggregate Estimated Compensation from Real Estate Bull 3X Shares	Aggregate Estimated Compensation from Real Estate Bear 3X Shares	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex Paid to the Trustees(1)

Interested Trustee
Daniel D. O’Neill	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

Non-Interested Trustees
[___________________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
[___________________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
[___________________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

Name of Person, Position	Aggregate Estimated Compensation from Homebuilders Bull 3X Shares	Aggregate Estimated Compensation from Homebuilders Bear 3X Shares	Pension or Retirement Benefits Accrued As Part of the Trust’s Expenses	Estimated Annual Benefits Upon Retirement	Aggregate Compensation From the Direxion Complex Paid to the Trustees(1)

Interested Trustee
Daniel D. O’Neill	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

Non-Interested Trustees
[___________________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
[___________________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
[___________________]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

(1) The “Fund Complex” consists of the Direxion Shares ETF Trust which currently offers for sale to the public [14] Funds, the Direxion Funds which currently offers for sale to the public [   ] portfolios of the 69 currently registered with the SEC and the Direxion Insurance Trust which currently offers for sale 3 portfolios of the 45 currently registered with the SEC.

Principal Shareholders, Control Persons and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of a Fund.  As of __________, 2008, the ________ shareholders were considered to be either a control person or principal shareholder of a Fund.

Investment Adviser

Rafferty Asset Management, LLC (“Rafferty” or “Adviser”), 33 Whitehall Street, 10th Floor, New York, New York 10004, provides investment advice to the Funds.  Rafferty was organized as a New York limited liability corporation in June 1997.  Lawrence C. Rafferty controls Rafferty through his ownership in Rafferty Holdings, LLC.

Under an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of each Fund, and Rafferty dated _____________, 2008, Rafferty provides a continuous investment program for each Fund’s assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of a Fund, subject to the supervision of the Trustees.  Rafferty bears all costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with or interested persons of Rafferty.  The Trust bears all other expenses that are not assumed by Rafferty as described in the Prospectus.  The Trust also is liable for nonrecurring expenses as may arise, including litigation to which a Fund may be a party.  The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

Pursuant to the Advisory Agreement, each Fund pays Rafferty 0.75% at an annual rate based on its average daily net assets.

Each Fund is responsible for its own operating expenses.  Rafferty has contractually agreed to waive its fees and/or reimburse the Funds’ operating expenses (excluding, as applicable, among other expenses, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization and extraordinary expenses such as litigation) through ____________, 2008, to the extent that they exceed [___]% of daily net assets.  This agreement may be terminated at any time at the discretion of the Board of Trustees upon notice to the Adviser and without the approval of Fund shareholders.  The agreement may be terminated by the Adviser only with the consent of the Board of Trustees.

The Advisory Agreement was initially approved by the Trustees (including all non-interested Trustees) and Rafferty, as sole shareholder of each Fund on ____________, 2008, in compliance with the 1940 Act.  The Advisory Agreement with respect to each Fund will continue in force for an initial period of two years after the date of its approval.  Thereafter, the Advisory Agreement will be renewable from year to year with respect to each Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not “interested persons” of Rafferty or the Trust; and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of a Fund.  The Advisory Agreement automatically terminates on assignment and is terminable on a 60-day written notice either by the Trust or Rafferty.

Rafferty shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 thereunder, the Trust, Rafferty and the distributor have adopted Codes of Ethics (“Codes”).  These Codes permit portfolio managers and other access persons of a Fund to invest in securities that may be owned by a Fund, subject to certain restrictions.

Portfolio Manager

Each Fund is managed by an investment committee consisting of Paul Brigandi, Tony Ng, Michael Eschmann and Adam Gould.  In addition to the Funds, the committee manages the following other accounts as of _____________, 2008:

Accounts	Total Number of Accounts	Total Assets (in millions)	Total Number of Accounts with Performance Based Fees	Total Assets of Accounts with Performance Based Fees
Registered Investment Companies	[ ]	[ ]	[ ]	[ ]
Other Pooled Investment Vehicles	[ ]	[ ]	[ ]	[ ]
Other Accounts	[ ]	[ ]	[ ]	[ ]

Rafferty manages other accounts with investment objectives similar to that of the Funds.  In addition, two or more Funds may invest in the same securities but the nature of each investment (long or short) may be opposite and in different proportions.  Rafferty ordinarily executes transactions for a Fund “market-on-close,” in which Funds purchasing or selling the same security receive the same closing price.

Rafferty has not identified any additional material conflicts between a Fund and other accounts managed by the investment committee.  However, the portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of a Fund's investments, on the one hand, and the investments of other accounts, on the other.  The other accounts may have the same investment objective as the Funds.  Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over and devote unequal time and attention to a Fund and other accounts.  Another potential conflict could include the portfolio managers knowledge about size, timing and possible market impact of Fund trades, whereby a portfolio manager could use this information to the advantage of other accounts and to the disadvantage of a Fund.  Thi s could create potential conflicts of interest resulting in a Fund paying higher fees or one investment vehicle out performing another.  The Adviser has established policies ad procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

The investment committee’s compensation is paid by Rafferty.  Their compensation primarily consists of a fixed base salary and a bonus.  The investment committee’s salary is reviewed annually and increases are determined by factors such as performance and seniority.  Bonuses are determined by the individual performance of an employee including factors such as attention to detail, process, and efficiency, and are impacted by the overall performance of the firm.  The investment committee’s salary and bonus are not based on a Fund’s performance and as a result, no benchmarks are used.  Along with all other employees of Rafferty, the investment committee may participate in the firm’s 401(k) retirement plan where Rafferty may make matching contributions up to a defined percentage of their salary.

The members of the investment committee do not own any shares of the Funds as of ____________, 2008.

Proxy Voting Policies and Procedures

The Board has adopted proxy voting policies and procedures (“Proxy Policies”) wherein the Trust has delegated to Rafferty the responsibility for voting proxies relating to portfolio securities held by a Fund as part of their investment advisory services, subject to the supervision and oversight of the Board.  The Proxy Voting Policies of Rafferty are attached as Appendix B.  Notwithstanding this delegation of responsibilities, however, each Fund retains the right to vote proxies relating to its portfolio securities.  The fundamental purpose of the Proxy Policies is to ensure that each vote will be in a manner that reflects the best interest of a Fund and their shareholders, taking into account the value of a Fund’s investments.

More Information.  The actual voting records relating to portfolio securities for future 12-month periods ending June 30 will be available without charge, upon request by calling toll-free, 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

Fund Administrator, Index Receipt Agent, Fund  Accounting Agent, Transfer Agent and Custodian

[____________] (“Administrator”), located at [______________] provides administrative, fund accounting and transfer agent services to a Fund.  [_______________], located at [__________________], provides custodian services to a Fund.

Pursuant to an Administration Servicing Agreement (“Service Agreement”) between the Trust and the Administrator, the Administrator provides the Trust with administrative and management services (other than investment advisory services).  As compensation for these services, the Trust pays the Administrator a fee based on the Trust’s total average daily net assets of [___]% on net assets or a minimum annual fee of $[_____]for the Fund Complex.  The Administrator also is entitled to certain out-of-pocket expenses.

Pursuant to a Fund Accounting Servicing Agreement between the Trust and [_________________________] (“Fund Accountant”), the Fund Accountant provides the Trust with accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports.  For these services, the Trust pays the Fund Accountant a fee based on the Trust’s total average daily net assets of [___]% and a minimum annual fee of $[______] for the Fund Complex.  The Fund Accountant also is entitled to certain out-of-pocket expenses, including pricing expenses.

Pursuant to a Custodian Agreement, U.S. Bank N.A. serves as the custodian of a Fund’s assets.  The Custodian holds and administers the assets in a Fund’s portfolios.  Pursuant to the Custodian Agreement, the Custodian receives an annual fee based on the Trust’s total average daily net assets of [____]% and a $[____] minimum fee per fund.  The Custodian also is entitled to certain out-of-pocket expenses.

Distributor

[________________], located at [____________________], serves as the distributor (“Distributor”) in connection with the continuous offering of each Fund’s shares.  The Distributor is a broker-dealer registered with the SEC under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority.  The Trust offers Shares of the Funds for sale through the Distributor in Creation Units, as described below.  The Distributor will not sell or redeem Shares in quantities less than Creation Units.  The Distributor will deliver a Prospectus to persons purchasing Creation Units and will maintain records of Creation Unit orders placed and confirmations furnished by it.

Distribution and Service Plan

Rule 12b-1 under the 1940 Act provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule.  The Trustees have adopted a Rule 12b-1 Distribution and Service Plan (“Rule 12b-1 Plan”) pursuant to which each Fund may pay certain expenses incurred in the distribution of its shares and the servicing and maintenance of existing shareholder accounts.  The Distributor, as the Funds’ principal underwriter, and Rafferty may have a direct or indirect financial interest in the Plan or any related agreement.  Pursuant to the Rule 12b-1 Plan, each Fund may pay a fee of up to [___]% of the Fund’s average daily net assets.

The Plan was approved by the Board, including a majority of the non-interested Trustees of the Funds.  In approving each Plan, the Trustees determined that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders.  The Trustees will review quarterly and annually a written report provided by the Treasurer of the amounts expended under the Plans and the purpose for which such expenditures were made.

The Plan permits payments to be made by each Fund to the Distributor or other third parties for expenditures incurred in connection with the distribution of Fund shares to investors and the provision of certain shareholder services.  The distributor or other third parties are authorized to engage in advertising, the preparation and distribution of sales literature and other promotional activities on behalf of each Fund.  In addition, the Plan authorizes payments by each Fund to the Distributor or other third parties for the cost related to selling or servicing efforts, preparing, printing and distributing Fund prospectuses, statements of additional information, and shareholder reports to investors.

Independent Registered Public Accounting Firm

[________________], located at [______________________], is the independent registered public accounting firm for the Trust.

Legal Counsel

The Trust has selected Kirkpatrick & Lockhart Preston Gates Ellis LLP, 1601 K Street, N.W., Washington, DC 20006, as its legal counsel.

DETERMINATION OF NET ASSET VALUE

The NAV per share of each Fund is determined separately daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern time), each day the NYSE, and Bond Market for the 10 Year Note Funds, is open for business.  The NYSE is not open on New Year’s Day, Presidents’ Day, Martin Luther King’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued.  If no sale is reported at that time, the mean of the last bid and asked prices is used.  Securities primarily traded on the NASDAQ Global Market® (“NASDAQ®”) for which market quotations are readily available shall be valued using the NASDAQ® Official Closing Price (“NOCP”) provided by NASDAQ® each business day.  The NOCP is the most recently reported price as of 4:00:02 p.m. Eastern time, unless that price is outside the range of the “inside” bid and asked prices’ in that case, NASDAQ® will adjust the price to equal the inside bid or asked price, whichever is closer.  If the NOCP is not available, such securities shall be valu ed at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.

When market quotations for options and futures positions held by a Fund are readily available, those positions will be valued based upon such quotations.  Securities and other assets for which market quotations are not readily available, or for which Rafferty has reason to question the validity of quotations received, are valued at fair value by procedures as adopted by the Board.

For purposes of determining NAV per share of a Fund, options and futures contracts are valued at the last sales prices of the exchanges on which they trade.  The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the last sale price for a like contract acquired on the day on which the futures contract is being valued.  The value of options on futures contracts is determined based upon the last sale price for a like option acquired on the day on which the option is being valued.  A last sale price may not be used for the foregoing purposes if the market makes a limited move with respect to a particular instrument.

For valuation purposes, quotations of foreign securities or other assets denominated in foreign currencies are translated to U.S. dollar equivalents using the net foreign exchange rate in effect at the close of the stock exchange in the country where the security is issued.  Short-term debt instruments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  If the Board determines that the amortized cost method does not represent the fair value of the short-term debt instrument, the investment will be valued at fair value as determined by procedures as adopted by the Board.  U.S. government securities are valued at the mean between the closing bid and asked price provided by an independent third party pricing service (“Pricing Service”).

OTC securities held by a Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used.  The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used.  Dividend income and other distributions are recorded on the ex-distribution date.

Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets not valued in accordance with the foregoing principles will be valued at their respective fair value as determined in good faith by, or under procedures established by, the Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to Rafferty or the officers of the Trust.  The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determinations.  The Trustees, from time to time, will review these methods of valuation and will recommend changes that may be necessary to assure that the investments of a Fund are valued at fair value.

ADDITIONAL INFORMATION CONCERNING SHARES

Organization and Description of Shares of Beneficial Interest

The Trust is a Delaware statutory trust and registered investment company.  The Trust was organized on April 23, 2008, and has authorized capital of unlimited Shares of beneficial interest of no par value which may be issued in more than one class or series.  Currently, the Trust consists of multiple separately managed series.  The Board may designate additional series of beneficial interest. and classify Shares of a particular series into one or more classes of that series.

All Shares of the Trust are freely transferable.  The Shares do not have preemptive rights or cumulative voting rights, and none of the Shares have any preference to conversion, exchange, dividends, retirements, liquidation, redemption, or any other feature.  Shares have equal voting rights, except that, in a matter affecting a particular series or class of Shares, only Shares of that series of class may be entitled to vote on the matter.  Trust shareholders are entitled to require the Trust to redeem Creation Units of their Shares.  The Trust Instrument confers upon the Broad of Trustees the power, by resolution, to alter the number of Shares constituting a Creation Unit or to specify that Shares of the Trust may be individually redeemable.  The Trust reserves the right to adjust the stock prices of Shares of the Trust to maintain convenient trading ranges for investors.  Any such adjustments would be accomplished through stock splits or reve rse stock splits which would have no effect on the net assets of the applicable Fund.

Under Delaware law, the Trust is not required to hold an annual shareholders meeting if the 1940 Act does not require such a meeting.  Generally, there will not be annual meetings of Trust shareholders. Trust shareholders may remove Trustees from office by votes cast at a meeting of Trust shareholders or by written consent.  If requested by shareholders of at least 10% of the outstanding Shares of the Trust, the Trust will call a meeting of Funds’ shareholders for the purpose of voting upon the question of removal of a Trustee of the Trust and will assist in communications with other Trust shareholders.

The Trust Instrument disclaims liability of the shareholders of the officers of the Trust for acts or obligations of the Trust which are binding only on the assets and property of the Trust.  The Trust Instrument provides for indemnification from the Trust’s property for all loss and expense of any Fund shareholder held personally liable for the obligations of the Trust.  The risk of a Trust shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds would not be able to meet the Trust’s obligations and this risk, thus, should be considered remote.

If a Fund does not grow to a size to permit it to be economically viable, the Fund may cease operations.  In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

Book Entry Only System

The Depository Trust Company (“DTC”) acts as securities depositary for the Shares.  The Shares of each Fund are represented by global securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.  Except as provided below, certificates will not be issued for Shares.

DTC has advised the Trust as follows:  it is a limited-purpose trust company organized under the laws of the State of New York, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code, and a “clearing agency” registered pursuant to the provisions of Section 17A of the Exchange Act.  DTC was created to hold securities of its participants (“DTC Participants”) and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities certificates.  DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC.  More specifically, DTC is owned by a nu mber of its DTC Participants and by the New York Stock Exchange, Inc., the AMEX and the Financial Industry Regulatory Authority.  Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly (“Indirect Participants”).  DTC agrees with and represents to DTC Participants that it will administer its book-entry system in accordance with its rules and by-laws and requirements of law.  Beneficial ownership of Shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants.  Ownership of beneficial interests in Shares (owners of such beneficial interests are referred to herein as “Beneficial owners”) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records o f DTC Participants (with respect to Indirect Participants and Beneficial owners that are not DTC Participants).  Beneficial owners will receive from or through the DTC Participant a written confirmation relating to their purchase of Shares.  The laws of some jurisdictions may require that certain purchasers of securities take physical delivery of such securities in definitive form.  Such laws may impair the ability of certain investors to acquire beneficial interests in Shares.

Beneficial owners of Shares are not entitled to have Shares registered in their names, will not receive or be entitled to receive physical delivery of certificates in definitive form and are not considered the registered holder thereof.  Accordingly, each Beneficial owner must rely on the procedures of DTC, the DTC Participant and any Indirect Participant through which such Beneficial owner holds its interests, to exercise any rights of a holder of Shares.  The Trust understands that under existing industry practice, in the event the Trust requests any action of holders of Shares, or a Beneficial owner desires to take any action that DTC, as the record owner of all outstanding Shares, is entitled to take, DTC would authorize the DTC Participants to take such action and that the DTC Participants would authorize the Indirect Participants and Beneficial owners acting through such DTC Participants to take such action and would otherwise act upon the instructions of B eneficial owners owning through them.  As described above, the Trust recognizes DTC or its nominee as the owner of all Shares for all purposes.  Conveyance of all notices, statements and other communications to Beneficial owners is effected as follows.  Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of Share holdings of each DTC Participant.  The Trust shall inquire of each such DTC Participant as to the number of Beneficial owners holding Shares, directly or indirectly, through such DTC Participant.  The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial owners.  In additi on, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Distributions of Shares shall be made to DTC or its nominee, Cede & Co., as the registered holder of all Shares.  DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants’ accounts with payments in amounts proportionate to their respective beneficial interests in Shares as shown on the records of DTC or its nominee.  Payments by DTC Participants to Indirect Participants and Beneficial owners of Shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC Participants.  The Trust has no responsibility or liability for any aspects of the records relating to or notices to Beneficial owners, or payments made on account of beneficial ownership interests in such Shares, or for maintaining, super vising or reviewing any records relating to such beneficial ownership interests or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants an the Indirect Participants and Beneficial owners owning through such DTC Participants.

DTC may determine to discontinue providing its service with respect to Shares at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law.  Under such circumstances, the Trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of Shares, unless the Trust makes other arrangements with respect thereto satisfactory to the AMEX.  In addition, certain brokers may make a dividend reinvestment service available to their clients.  Brokers offering such services may require investors to adhere to specific procedures and timetables in order to participate.  Investors interested in such a service should contact their broker for availability and other necessary details.

PURCHASES AND REDEMPTIONS

The Trust issues and redeems Shares of each Fund only in aggregations of Creation Units.  The number of Shares of a Fund that constitute a Creation Unit for each Fund and the value of such Creation Unit as of each Fund’s inception were [___] and [___], respectively.

See “Purchase and Issuance of Shares in Creation Units” and “Redemption in Creation Units” below.  The Board reserves the right to declare a split or a consolidation in the number of Shares outstanding of any Fund, and may make a corresponding change in the number of Shares constituting a Creation Unit, in the event that the per Shares price in the secondary market rises (or declines) to an amount that falls outside the range deemed desirable by the Board for any other reason.

Purchase and Issuance of Creation Units

The Trust issues and sells Shares only in Creation Units on a continuous basis through the Distributor, without a sales load, at their net asset value next determined after receipt, on any Business Day (as defined herein), of an order in proper form.

A “Business Day” with respect to each Fund is any day on which the NYSE is open for business.

Creation Units of Shares may be purchased only by or through a an Authorized Participant.  Such Authorized Participant will agree pursuant to the terms of such Authorized Participant Agreement on behalf of itself or any investor on whose behalf it will act, as the case may be, to certain conditions, including that such Authorized Participant will make available an amount of cash sufficient to pay the Balancing Amount and the transaction fee described below.  The Authorized Participant may require the investor to enter into an agreement with such Authorized Participant with respect to certain matters, including payment of the Balancing Amount.  Investors who are not Authorized Participants must make appropriate arrangements with an Authorized Participant.  Investors should be aware that their particular broker may not be a DTC Participant or may not have executed an Authorized Participant Agreement, and that therefore orders to purchase Creation Units of Shares may have to be placed by the investor’s broker through an Authorized Participant.  As a result, purchase orders placed through an Authorized Participant may result in additional charges to such investor.  The Trust only expects to enter into an Authorized Participant Agreement with a few Authorized Participants.

Creation Units also will be sold only for cash (“Cash Purchase Amount”) for Bear Funds.  Creation Units are sold at their net asset value, plus a transaction fee, as described below.

Purchases through the Clearing Process (Bull Funds)

An Authorized Participant may place an order to purchase (or redeem) Creation Units (i) through the Continuous Net Settlement clearing processes of NSCC as such processes have been enhanced to effect purchases (and redemptions) of Creation Units, such processes being referred to herein as the “Enhanced Clearing Process,” or (ii) outside the Enhanced Clearing Process, being referred to herein as the Manual Clearing Process.  To purchase or redeem through the Enhanced Clearing Process, an Authorized Participant must be a member of National Securities Clearing Corporation (“NSCC”) that is eligible to use the Continuous Net Settlement system.  For purchase orders placed through the Enhanced Clearing Process, the Authorized Participant Agreement authorizes the Distributor to transmit through the Transfer Agent to NSCC, on behalf of an Authorized Participant, such trade instructions as are necessary to effect the Authorized Participant’s purcha se order.  Pursuant to such trade instructions to NSCC, the Authorized Participant agrees to deliver the Portfolio Deposit and such additional information as may be required by the Distributor.  A purchase order must be received by the Distributor at 4:00 p.m. Eastern time if transmitted by mail or by 3:00 p.m. Eastern time if transmitted by telephone, facsimile or other electronic means permitted under the Authorized Participant Agreement in order to receive that day’s Closing NAV per Share.

The consideration for purchase of a Creation Unit of Shares of a Bull Fund generally consists of the in-kind deposit of a designated portfolio of equity securities (“Deposit Securities”) that is a representative sample of the securities in the Fund’s underlying index, the Balancing Amount, and the appropriate Transaction Fee (collectively, the “Portfolio Deposit”).  The Balancing Amount will be the amount equal to the differential, if any, between the total aggregate market value of the Deposit Securities and the NAV of the Creation Unit(s) being purchased and will be paid to, or received from, the Trust after the NAV has been calculated.

_________________ makes available through the NSCC one each Business Day, either immediately prior to the opening of business on the Exchange or the night before, the list of the names and the required number of shares of each Deposit Security to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for each Bull Fund.  Such Portfolio Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of Shares of a given Bull Fund until such time as the next-announced Portfolio Deposit made available.

The identity and number of shares of the Deposit Securities required for each Bull Fund changes as rebalancing adjustments and corporate action events are reflected from time to time by Rafferty with a view to the investment objective of the Bull Fund.  The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting the relevant securities index.  In addition, the Trust reserves the right to permit or require the substitution of an amount of cash (i.e., a “cash in lieu” amount) to be added to the Balancing Amount to replace any Deposit Security which may not be available in sufficient quantity for delivery or for other similar reasons.  The adjustments described above will reflect changes, known to Rafferty on the date of announcement to be in effect by the time of delivery of the Portfolio Deposit, in the composition of the subject index being tracked by the releva nt Bull Fund, or resulting from stock splits and other corporate actions.

In addition to the list of names and numbers of securities constituting the current Deposit Securities of a Portfolio Deposit, on each Business Day, the Balancing Amount effective through and including the previous Business Day, per outstanding Share of each Bull Fund, will be made available.

Shares may be issued in advance of receipt by the Trust of all or a portion of the applicable Deposit Securities as described below.  In these circumstances, the initial deposit will have a greater value than the NAV of the Shares on the date the order is placed in proper form since, in addition to the available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Balancing Amount, plus (ii) 115% of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”).  An additional amount of cash shall be required to be deposited with the Trust, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with the Trust in an amount at least equal to 115% of the daily marked to market value of the missing Deposit Securities.  The Participation Agreement will permit the Trust to buy the missing Deposit Securities any time.  Authorized Partici pants will be liable to the Trust for the costs incurred by the Trust in connection with any such purchases.  These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by the Distributor plus the brokerage and related transaction costs associated with such purchases.  The Trust will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by the Custodian Bank or purchased by the Trust and deposited into the Trust.  In addition, a transaction fee, as listed below, will be charged in all cases.  The delivery of Shares so purchased will occur no later than the third Business Day following the day on which the purchase order is deemed received by the Distributor.

All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust’s determination shall be final and binding.

Purchases Through the Manual Clearing Process

An Authorized Participant that wishes to place an order to purchase Creation Units outside the Enhanced Clearing Process must state that it is not using the Enhanced Clearing Process and that the purchase instead will be effected through a transfer of securities and cash directly through DTC.  All Creation Unit purchases of the Bear Funds will be settled outside the Enhanced Clearing Process for cash equal to the Creation Unit’s NAV (“Cash Purchase Amount”).  Purchases (and redemptions) of Creation Units of the Bull Funds settled outside the Enhanced Clearing Process will be subject to a higher Transaction Fee than those settled through the Enhanced Clearing Process.  Purchase orders effected outside the Enhanced Clearing Process are likely to require transmittal by the Authorized Participant earlier on the Transmittal Date than orders effected using the Enhanced Clearing Process.  Those persons placing orders outside the Enhanced Clearing Process should ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effectuating such transfer of the Portfolio Deposit (for the Bull Funds), or of the Cash Purchase Amount (for the Bear Funds).

Rejection of Purchase Orders

The Trust reserves the absolute right to reject a purchase order transmitted to it by the Distributor in respect of any Fund if (a) the purchaser or group of purchasers, upon obtaining the shares ordered, would own 80% or more of the currently outstanding Shares of any Fund; (b) the Deposit Securities delivered are not as specified by Rafferty and Rafferty has not consented to acceptance of an in-kind deposit that varies from the designated Deposit Securities; (c)  acceptance of the purchase transaction order would have certain adverse tax consequences to the Fund; (d) the acceptance of the purchase transaction order would, in the opinion of counsel, be unlawful; (e) the acceptance of the purchase transaction order would otherwise, in the discretion of the Trust or Rafferty, have an adverse effect on the Trust or the rights of beneficial owners; (f) the value of a Cash Purchase Amount, or the value of the Balancing Amount to accompany an i n-kind deposit exceed a purchase authorization limit extended to an Authorized Participant by the custodian and the Authorized Participant has not deposited an amount in excess of such purchase authorization with the custodian prior to 3:00 p.m. Eastern Time on the Transmittal Date; or (g) in the event that circumstances outside the control of the Trust, the Distributor and Rafferty  make it impractical to process purchase orders.  The Trust shall notify a prospective purchaser of its rejection of the order of such person.  The Trust and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of purchase transaction orders nor shall either of them incur any liability for the failure to give any such notification.

Redemption of Creation Units

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Distributor on any Business Day.  The Trust will not redeem Shares in amounts less than Creation Units.  Beneficial owners also may sell Shares in the secondary market, but must accumulate enough Shares to constitute a Creation Unit in order to have such Shares redeemed by the Trust.  There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit of Shares.  Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of Shares to constitute a redeemable Creation Unit.

Placement of Redemption Orders Using Enhanced Clearing Process (Bull Funds)

Orders to redeem Creation Units of Funds through the Enhanced Clearing Process must be delivered through an Authorized Participant that is a member of NSCC that is eligible to use the Continuous Net Settlement System.  A redemption order must be received by the Distributor prior to 4:00 p.m. Eastern time if transmitted by mail or by 3:00 p.m. Eastern time if transmitted by telephone, facsimile or other electronic means permitted under the Authorized Participant Agreement in order to receive that day’s closing NAV per share.  All other procedures set forth in the Authorized Participant Agreement must be followed in order for you to receive the NAV determined on that day.

With respect to each Bull Fund, Rafferty makes available through the NSCC immediately prior to the opening of business on the Exchange on each day that the Exchange is open for business the Portfolio Securities that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day (“Redemption Securities”).  These securities may, at times, not be identical to Deposit Securities which are applicable to a purchase of Creation Units.

The redemption proceeds for a Creation Unit generally consist of Redemption Securities, as announced by Rafferty through the NSCC on any Business Day, plus the Balancing Amount.  The redemption transaction fee described below is deducted from such redemption proceeds.

Placement of Redemption Orders Outside Clearing Process (Bull and Bear Funds)

Orders to redeem Creation Units of Funds outside the Clearing Process must be delivered through a DTC Participant that has executed the Authorized Participant Agreement.  A DTC Participant who wishes to place an order for redemption of Creation Units of a Fund to be effected outside the Clearing Process need not be an Authorized Participant, but such orders must state that the DTC Participant is not using the Clearing Process and that redemption of Creation Units will instead be effected through transfer of Shares directly through DTC.  A redemption order must be received by the Distributor prior to 4:00 p.m. Eastern time if transmitted by mail or by 3:00 p.m. Eastern time if transmitted by telephone, facsimile or other electronic means permitted under the Authorized Participant Agreement in order to receive that day’s closing NAV per share.  All other procedures set forth in the Authorized Partic ipant Agreement must be followed in order for you to receive the NAV determined on that day.  The order must be accompanied or preceded by the requisite number of Shares of Funds specified in such order, which delivery must be made through DTC to the Custodian by the third Business Day following such Transmittal Date (“DTC Cut-Off Time”); and (iii) all other procedures set forth in the Authorized Participant Agreement must be properly followed.

For the Bull Funds, if it is not possible to effect deliveries of the Redemption Securities, the Fund may in its discretion exercise its option to redeem such Shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash.  In addition, an investor may request a redemption in cash which the Fund may, in its sole discretion, permit.  The Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities which differs from the exact composition of the Fund Securities but does not differ in net asset value.

After the Transfer Agent has deemed an order for redemption of a Bull Fund’s shares outside the Clearing Process received, the Transfer Agent will initiate procedures to transfer the requisite Redemption Securities, which are expected to be delivered within three Business Days, and the Balancing Amount minus the Transaction Fee.  In addition, with respect to Bull Fund redemptions honored in ash, the redeeming party will receive the Cash Redemption Amount by the third Business Day following the Transmittal Date on which such redemption order is deemed received by the Transfer Agent.

The redemption proceeds for a Creation Unit of a Bear Fund will consist solely of cash in an amount equal to the NAV of the Shares being redeemed, as next determined after a receipt of a request in proper form, less the redemption transaction fee described below (“Cash Redemption Amount”).

In certain instances, Authorized Participants may create and redeem Creation Unit aggregations of the same Fund on the same trade date.  In this instance, the Trust reserves the right to settle these transactions on a net basis.

The right of redemption may be suspended or the date of payment postponed with respect to any Fund (1) for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings); (2) for any period during which trading on the New York Stock Exchange is suspended or restricted; (3) for any period during which an emergency exists as a result of which disposal of the shares of the Fund’s portfolio securities or determination of its net asset value is not reasonably practicable; or (4) in such other circumstance as is permitted by the SEC.

Transaction Fees

Transaction fees are imposed as set forth in the table in the Prospectus.  Transaction Fees payable to the Trust are imposed to compensate the Trust for the transfer and other transaction costs of a Fund associated with the issuance and redemption of Creation Units of Shares.  There is a fixed and a variable component to the total Transaction Fee.  A fixed Transaction Fee is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed.  In addition, a variable Transaction Fee equal to a percentage of the value of each Creation Unit purchased or redeemed is applicable to each creation or redemption transaction.

Purchasers of Creation Units of Bull Funds for cash are required to pay an additional charge to compensate the relevant Fund for brokerage and market impact expenses relating to investing in portfolios securities.  Where the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed an additional charge for cash purchases.

Purchasers of Shares in Creation Units are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust.  The purchase transaction fees for in-kind purchases and cash purchases (when available) are listed in the table below.  Investors will also bear the costs of transferring securities from the Fund to their account or on their order.  Investors who use the services of a broker or other such intermediary may be charged a fee for such services.

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws.  Because new Creation Units of Shares are issued and sold by the Trust on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur.  Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act.  For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares, and sells some or all of the Shares comprising such Creation Units d irectly to its customers; or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares.  A determination of whether a person is an underwriter for the purposes of the Securities Act depends upon all the facts and circumstances pertaining to that person’s activities.  Thus, the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.  Broker- dealer firms should also note that dealers who are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus.  This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act.  The Trust has been granted an exemption by the SEC from this prospectus delivery o bligation in ordinary secondary market transactions involving Shares under certain circumstances, on the condition that purchasers of Shares are provided with a product description of the Shares.  Broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted to ordinary secondary market transaction), and thus dealing with Shares that are part of an “unsold allotment” within the meaning of section 4(3)(C) of the Securities Act, would be unable to take advantage of the prospectus delivery exemption provided by section 4(3) of the Securities Act.  Firms that incur a prospectus-delivery obligation with respect to Shares are reminded that under Securities Act Rule 153 a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to a national securities exchange member in connection with a sale on the national securities exchange is satisfied by the fact that the Fund’s prospectus is available a t the national securities exchange on which the Shares of such Fund trade upon request.  The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on a national securities exchange and not with respect to “upstairs” transactions.

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

Dividends and Other Distributions

As stated in the Prospectus, each Fund pays out dividends to its shareholders from its net investment income at least annually.  A Fund also distributes its net short-term capital gain, if any, annually but may make more frequent distributions thereof if necessary to avoid income or excise taxes.  Each Fund may realize net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) and thus anticipates annual distributions thereof.  The Trustees may revise this dividend policy, or postpone the payment of dividends, if a Fund has or anticipates any large unexpected expense, loss or fluctuation in net assets that, in the Trustees’ opinion, might have a significant adverse effect on its shareholders.

Investors should be aware that if shares are purchased shortly before the record date for any dividend or capital gain distribution, the shareholder will pay full price for the shares and receive some portion of the purchase price back as a taxable distribution (with the tax consequences described in the Prospectus).

Taxes

Regulated Investment Company Status.  Each Fund is treated as a separate corporation for federal tax purposes and intends to qualify as a regulated investment company under Subchapter M of Chapter 1 of the Code (“RIC”).  If a Fund so qualifies and satisfies the Distribution Requirement (defined below) for a taxable year, it will not be subject to federal income tax on the part of its investment company taxable income -- generally consisting of net investment income, the excess of net short-term capital gain over net long-term capital loss (“short-term capital gain”), and net gains and losses from certain foreign currency transactions, all determined without regard to any deduction for dividends paid -- and net capital gain it distributes to its shareholders for that year.

To qualify for treatment as a RIC, a Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (“Distribution Requirement”) and must meet several additional requirements.  For each Fund, these requirements include the following:  (1) the Fund must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities or those currencies, and (b) net income from an interest in a “qualified publicly traded partnership” (“QPTP”) (“Income Requirement”); and (2) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities (equity securities of QPTPs being considered voting securities for these purposes), and (b) not more than 25% of the value of its total assets may be invested in (i) securities (other than U.S. government securities or the securities of other RICs) of any one issuer, (ii) securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar or related trades or businesses, or (iii) securities of one or more QPTPs (collectively, “Diversification Requirements”).  The Internal Revenue Service (“Service”) has ruled that inc ome from a derivative contract on a commodity index generally is not qualifying income for purposes of the Income Requirement.

Although each Fund intends to satisfy all the foregoing requirements, there is no assurance that a Fund will be able to do so.  The investment by a Fund primarily in options and futures positions entails some risk that it might fail to satisfy the Diversification Requirements.  There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation the Funds use, pursuant to which each of them would expect to be treated as satisfying the Diversification Requirements, would not be accepted in an audit by the Service, which might apply a different method resulting in disqualification of one or more of the Funds.

If a Fund failed to qualify for treatment as a RIC for any taxable year, (1) its taxable income, including net capital gain, would be taxed at corporate income tax rates (up to 35%), (2) it would not receive a deduction for the distributions it makes to its shareholders, and (3) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income, except for the part of those dividends that is “qualified dividend income” (described in the Prospectus) (“QDI”), which is subject to a maximum federal income tax rate of 15%) to the extent of the Fund’s earnings and profits; those dividends would be eligible for the dividends-received deduction available to corporations under certain circumstances.  In addition, the Fund would be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

Excise Tax.  Each Fund will be subject to a nondeductible 4% excise tax (“Excise Tax”) to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Income from Foreign Securities.  Dividends and interest a Fund receives, and gains it realizes, on foreign securities may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities.  Tax conventions between certain countries and the United States may reduce or eliminate these taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

Gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues dividends, interest, or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss.  These gains or losses will increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders.

Each Fund may invest in the stock of “passive foreign investment companies” (“PFICs”).  A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive; or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income.  Under certain circumstances, a Fund will be subject to federal income tax on a portion of any “excess distribution” it receives on the stock of a PFIC or of any gain on its disposition of the stock (collectively, “PFIC income”), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders.  The balance of the PFIC income will be included in the Fund’s investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.  Fund distributions thereof will not be eligible for the 15% maximum federal income tax rate on individuals’ QDI.

If a Fund invests in a PFIC and elects to treat the PFIC as a “qualified electing fund” (“QEF”), then, in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF’s annual ordinary earnings and net capital gain -- which the Fund probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Fund did not receive those earnings and gain from the QEF.  In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

Each Fund may elect to “mark to market” its stock in any PFIC.  “Marking-to-market,” in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the PFIC’s stock over a Fund’s adjusted basis therein as of the end of that year.  Pursuant to the election, a Fund also would be allowed to deduct (as an ordinary, not a capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election.  A Fund’s adjusted basis in each PFIC’s stock with respect to which it makes this election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Derivatives Strategies.  The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses a Fund realizes in connection therewith.  Gains from the disposition of foreign currencies (except certain gains therefrom that may be excluded by future regulations), and gains from options, futures, and forward contracts a Fund derives with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.  Each Fund will monitor its transactions, make appropriate tax elections, and make appropriate entries in its books and records when it acquires any foreign currency, option, futures contract, forward contract, or hedged investment to mitigate the effect of these rules, prevent its disqualification as a RIC, and minimize the imposition of federal income and excise taxes.

Some futures contracts (other than “securities futures contracts,” as defined in Code section 1234B(c)), foreign currency contracts, and “nonequity” options (i.e., certain listed options, such as those on a “broad-based” securities index) in which a Fund invests may be subject to Code section 1256 (collectively “section 1256 contracts”).  Section 1256 contracts that a Fund holds at the end of its taxable year must be “marked to market” (that is, treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized.  Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss.  These rules may operate to increase the amount that a Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income when distributed to them, and to increase the net capital gain a Fund recognizes, without in either case increasing the cash available to it.  A Fund may elect not to have the foregoing rules apply to any “mixed straddle” (that is, a straddle, which the Fund clearly identifies in accordance with applicable regulations, at least one (but not all) of the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative proportion of short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute.  Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.

Code section 1092 (dealing with straddles) also may affect the taxation of options, futures, and forward contracts in which a Fund may invest.  That section defines a “straddle” as offsetting positions with respect to actively traded personal property; for these purposes, options, futures, and forward contracts are positions in personal property.  Under that section, any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle.  In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above.  The regulations under section 1092 also provide certain “wash sale” rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and “short sale” rules applicable to straddles.  If a Fund makes certain elections, the amount, character, and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made.  Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of straddle transactions are not entirely clear.

If a call option written by a Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain.  If a Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys.  If such an option is exercised and a Fund thus sells the securities or futures contract subject to the option, the premium the Fund received will be added to the exercise price to determine the gain or loss on the sale.  If a call option purchased by a Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto.  If a Fund exercises a purchased call option, the premium it paid for the option will be added to the basis in the subject securities or futures contract.

If a Fund has an “appreciated financial position” -- generally, an interest (including an interest through an option, futures, or forward contract or short sale) with respect to any stock, debt instrument (other than “straight debt”), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a “constructive sale” of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time.  A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract a Fund or a related person enters into with respect to the same or substantially identical property.  In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale.  The foregoing will not apply, however, to any Fund’s transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund’s risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

Income from Zero-Coupon and Payment-in-Kind Securities.  A Fund may acquire zero-coupon or other securities (such as strips) issued with original issue discount (“OID”).  As a holder of those securities, a Fund must include in its gross income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on them during the year.  Similarly, a Fund must include in its gross income securities it receives as “interest” on payment-in-kind securities.  Because each Fund annually must distribute substantially all of its investment company taxable income, including any accrued OID and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, a Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives.  Those distributions will be made from a Fund’s cash assets or from the proceeds of sales of portfolio securities, if necessary.  A Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

Income from REITs.  A Fund may invest in REITs that (1) hold residual interests in real estate mortgage investment conduits (“REMICs”) or (2) engage in mortgage securitization transactions that cause the REITs to be taxable mortgage pools (“TMPs”) or have a qualified REIT subsidiary that is a TMP.  A portion of the net income allocable to REMIC residual interest holders may be an “excess inclusion.”  The Code authorizes the issuance of regulations dealing with the taxation and reporting of excess inclusion income of REITs and RICs that hold residual REMIC interests and of REITs, or qualified REIT subsidiaries, that are TMPs.  Although those regulations have not yet been issued, the U.S. Treasury Department and the Service issued a notice in 2006 (“Notice”) announcing that, pending the issuance of further guidance, the Service would apply the principles in the following paragraphs to all excess inclusion income, whether from REMIC residual interests or TMPs.

The Notice provides that a REIT must (1) determine whether it or its qualified REIT subsidiary (or a part of either) is a TMP and, if so, calculate the TMP’s excess inclusion income under a “reasonable method,” (2) allocate its excess inclusion income to its shareholders generally in proportion to dividends paid, (3) inform shareholders that are not “disqualified organizations” (i.e., governmental units and tax-exempt entities that are not subject to the unrelated business income tax) of the amount and character of the excess inclusion income allocated thereto, (4) pay tax (at the highest federal income tax rate imposed on corporations) on the excess inclusion income allocated to its disqualified organization shareholders, and (5) apply the withholding tax provisions with respect to the excess inclusion part of dividends paid to foreign persons without regard to any treaty exception or reduction in tax rate.  Excess inclusion income allocated to certain tax-exempt entities (including qualified retirement plans, individual retirement accounts, and public charities) constitutes unrelated business taxable income to them.

A RIC with excess inclusion income is subject to rules identical to those in clauses (2) through (5) (substituting “that are nominees” for “that are not ‘disqualified organizations’” in clause (3) and inserting “record shareholders that are” after “its” in clause (4)).  The Notice further provides that a RIC is not required to report the amount and character of the excess inclusion income allocated to its shareholders that are not nominees, except that, (1) a RIC with excess inclusion income from all sources that exceeds 1% of its gross income must do so and (2) any other RIC must do so by taking into account only excess inclusion income allocated to the RIC from REITs the excess inclusion income of which exceeded 3% of its dividends.  No Fund will invest directly in REMIC residual interests, and no Fund intends to invest in REITs that, to its knowledge, invest in those interests or are TMPs or have a qualified REIT subsidiary that is a TMP.

The foregoing is only a general summary of some of the important federal income tax considerations generally affecting the Funds.  No attempt is made to present a complete explanation of the federal tax treatment of the Funds’ activities, and this discussion is not intended as a substitute for careful tax planning.  Accordingly, potential investors are urged to consult their own tax advisers for more detailed information and for information regarding any state, local, or foreign taxes applicable to a Fund and to distributions therefrom.

Appendix A

Description of Corporate Bond Ratings

Moody’s Investors Service and Standard and Poor’s Corporation are two prominent independent rating agencies that rate the quality of bonds.  Following are expanded explanations of the ratings shown in the Prospectus and this SAI.

Moody’s Investors Service Ratings

Aaa: Bonds with this rating are judged to be of the best quality.  They carry the smallest degree of investment risk.  Interest payments are protected by a large or exceptionally stable margin and principal is secure.

Aa: Bonds with this rating are judged to be of high quality by all standards.  Together with the Aaa group they comprise what are generally known as high grade bonds.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude.

A: Bonds with this rating possess many favorable investment attributes and are to be considered as upper medium grade obligations.  Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds with this rating are considered as medium grade obligations, i.e.; they are neither highly protected nor poorly secured.  Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.  Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds with this rating are judged to have speculative elements; their future cannot be considered as well-assured.  Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future.  Uncertainty of position characterizes bonds in this class.

B: Bonds with this rating generally lack characteristics of desirable investments.  Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds with this rating are of poor standing.  Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds with this rating represent obligations which are speculative to a high degree.  Such issues are often in default or have other marked shortcomings.

C: Bonds with this rating are the lowest rated class of bonds.  Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system.  The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Generally, investment-grade debt securities are those rated Baa3 or better by Moody’s.

Standard & Poor’s Corporation Ratings

AAA: This rating is the highest rating assigned by Standard & Poor’s and is indicative of a very strong  capacity to pay interest and repay principal.

AA: This rating indicates a very strong capacity to pay interest and repay principal and differs from the higher rated issues only by a small degree.

A: This rating indicates a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: This rating indicates an adequate capacity to pay interest and repay principal.  Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC: These ratings indicate, on balance, a predominantly speculative capacity of the issuer to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation.  While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C: This rating is reserved for income bonds on which no interest is being paid.

D: This rating indicates debt in default, and payment of interest and/or repayment of principal are in arrears.

The ratings from AA to B may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories, for example A or B+.

Generally, investment-grade debt securities are those rated BBB or better by Standard & Poor’s.

DIREXION SHARES ETF TRUST

PART C   OTHER INFORMATION

Item 23.

Exhibits

(a)	(i)	Certificate of Trust – Filed herewith.
	(ii)	Trust Instrument – To be filed by amendment.
(b)		By-laws – To be filed by amendment.
(c)		Shareholders' rights are contained in Articles IV, V, VI, IX, and X of the Registrant’s Trust Instrument and Articles V, VI, VII and VIII of the Registrant’s By-laws.
(d)		Investment Advisory Agreement – To be filed by amendment.
(e)	(i)	Distribution Agreement – To be filed by amendment.
	(ii)	Form of Dealer Agreement – To be filed by amendment.
(f)		Bonus or Profit Sharing Contracts – None.
(g)		Custody Agreement – To be filed by amendment.
(h)	(i)	Transfer Agent Agreement – To be filed by amendment.
	(ii)	Fund Accounting Servicing Agreement – To be filed by amendment.
	(iii)	Fund Administration Servicing Agreement – To be filed by amendment.
	(iv)	Authorized Participant Agreement – To be filed by amendment.
(i)		Opinion and Consent of Counsel – To be filed by amendment.
(j)		Consent of Independent Registered Certified Public Accounting Firm – To be filed by amendment.
(k)		Omitted Financial Statements – None.
(l)		Initial Capital Agreement – To be filed by amendment.
(m)		Rule 12b-1 Distribution Plan – To be filed by amendment.
(n)		Rule 18f-3 Multiple Class Plan – None.
(p)		Code of Ethics – To be filed by amendment.
Other Exhibits
Powers of Attorney – To be filed by amendment.

______________

Item 24.

Persons Controlled by or under Common Control with Registrant

None.

Item 25.

Indemnification

Article IX of the Trust Instrument of the Registrant provides as follows:

Section 1.

LIMITATION OF LIABILITY.  All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or Assets belonging to such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers or employees, whether past, present or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officer of the Trust liable thereunder. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, investment adviser, principal underwriter or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Section 2.

INDEMNIFICATION.

(a) Subject to the exceptions and limitations contained in subsection (b) below:

(i)

every person who is, or has been, a Trustee or an officer or employee of the Trust (“Covered Person”) shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof.

(ii)

as used herein, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)

No indemnification shall be provided hereunder to a Covered Person:

(i)

who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii)

in the event of a settlement, if there has been a determination that such Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:  (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(d)

To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or ind ependent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e)

Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such, repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

Section 3.

INDEMNIFICATION OF SHAREHOLDERS.  If any Shareholder or former Shareholder of any Series is held personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of any entity, its general successor) shall be entitled out of the Assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability.  The Trust, on behalf of the affected Series, shall, upon request by such Shareholder or former Shareholder, assume the defense of any claim made against him for any act or obligation of the Series and satisfy any judgment thereon from the Assets belonging to the Series.

Article IX, Section 3 of the By-laws of the Registrant provides as follows:

Section 3.

Advance Payment of Indemnifiable Expenses.  Expenses incurred by an agent in connection with the preparation and presentation of a defense to any proceeding may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by, or on behalf of, such agent that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification; provided, however, that (a) such agent shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of the readily available facts (as opposed to a trial-type inquiry o r full investigation), that there is reason to believe that such agent will be found entitled to indemnification.

The general effect of this Indemnification will be to indemnify the officers, trustees, employees and agents of the Registrant from costs and expenses arising from any action, suit or proceeding to which they may be made a party by reason of their being or having been a trustee, officer, employee or agent of the Registrant, except where such action is determined to have arisen out of the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the trustee’s, officer's, employee’s or agent’s office.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit t o a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.

I.

Business and Other Connections of Investment Adviser

Rafferty Asset Management, LLC (“Rafferty”) provides investment advisory services to all Funds of the Trust.  Rafferty was organized as a New York limited liability corporation in June 1997.  Lawrence C. Rafferty controls Rafferty through his ownership in Rafferty Holdings, LLC.  Rafferty’s offices are located at 33 Whitehall Street, 10th Floor, New York, New York 10004.  Information as to the directors and officers of Rafferty is included in its current Form ADV filed with the SEC (File No. 801-54679).

Item 27.

Principal Underwriter

To be provided.

Item 28.

Location of Accounts and Records

The books, accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the physical possession of Rafferty Asset Management, LLC at 33 Whitehall Street, 10th Floor, New York, New York 10004.

Item 29.

Management Services

None.

Item 30.

Undertakings

The Registrant undertakes to file an amendment to this registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the day of April 30, 2008.

DIREXION SHARES ETF TRUST

By:  /s/ Daniel D. O’Neill

Daniel D. O’Neill

President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date
/s/ Daniel D. O’Neill	President and Trustee	April 30, 2008
Daniel D. O’Neill

/s/ Stephen P. Sprague	Treasurer and Controller	April 30, 2008
Stephen P. Sprague

INDEX TO EXHIBITS

Exhibit	Description
EX-99.a	Certificate of Trust